                                                     Registration No. 33-41511
                                                             File No. 811-6332
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No.   17                                          [X]
                             --------

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No.    17                                                        [X]
              ---------

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                          ROCHESTER PORTFOLIO SERIES
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              (Exact Name of Registrant as Specified in Charter)

                 350 Linden Oaks, Rochester, New York, 14625

                   (Address of Principal Executive Offices)

                                (800) 552-1149

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                       (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
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                            OppenheimerFunds, Inc.
                    498 Seventh Avenue, New York, NY 10018
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X ]  On February 25, 2003 pursuant to paragraph (b)
         -----------------
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Limited Term New York Municipal Fund

Prospectus dated February 25, 2003

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this
Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Limited Term New York Municipal Fund is a mutual fund. Its goal is to provide a high level of income exempt from federal income tax and New York State and
New York City personal income taxes by investing primarily in a portfolio of investment-grade municipal securities intended to have an average effective maturity of five years or less.

      This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.

[logo] OppenheimerFunds, Inc.
The Right Way to Invest
4

Contents

            About the Fund
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            The Fund's Investment Objective and Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

      About Your Account
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            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website

            How to Sell Shares

            By Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests primarily in a portfolio of investment-grade municipal debt obligations, and seeks a dollar-weighted average effective portfolio maturity of five years or less.
Under normal market conditions, as a fundamental policy, the Fund invests at least 95% of its net assets in securities issued by:

              What is a Municipal Debt Security? A municipal debt security essentially is a loan by the buyer of the security to the
              issuer of the security. The issuer promises to pay back the principal amount of the loan and normally pays interest exempt from federal personal income taxes.

o     the State of New York and its political subdivisions (cities, towns and counties, for example),

o     agencies, instrumentalities (which are state-chartered corporations)
         and public authorities of the State of New York, and
o     territories, commonwealths and possessions of the United States (for example, Puerto Rico, Guam and the Virgin Islands) that pay interest that is exempt (in the opinion of the legal counsel to the issuer of the security) from federal income tax, and New York State and New
         York City personal income taxes.

      These are referred to as "New York municipal securities" in this
Prospectus. Even though the Fund seeks to limit the dollar-weighted average effective maturity of its portfolio to five years or less, it can buy securities having maturities of more than five years.  The Fund can buy municipal bonds (which are obligations having a maturity of more than one year when issued), municipal notes (short-term obligations), and interests in municipal leases. A substantial percentage of the municipal securities the
Fund buys may be "callable," allowing the issuer of the securities to redeem them before their maturity date.

      Under normal market conditions, at least 95% of the Fund's assets that are invested in New York municipal securities will be invested in investment-grade New York municipal securities. "Investment-grade" bonds are either securities rated in the four highest rating categories of a nationally-recognized rating organization, such as Moody's Investors Service
("Moody's"), Standard & Poor's Ratings Services ("Standard and Poor's"), a
division of The McGraw-Hill Companies, Inc., Fitch, Inc. ("Fitch"), or
unrated securities that the Fund's investment Manager, OppenheimerFunds, Inc.
(the "Manager"), believes to be comparable to investment-grade securities rated by a nationally-recognized rating organization. The Fund's criteria for credit quality are further explained below.

      The Fund can invest substantial amounts of its assets in industrial revenue bonds and "private activity" municipal securities that pay interest that is tax-exempt but which may be a "tax-preference item" for investors subject to alternative minimum taxation. To the extent the Fund invests in securities that may pay interest subject to alternative minimum taxation, those securities will counted towards the Fund's policy regarding minimum investments in New York municipal securities as described above. The Fund does not invest more than 5% of its total assets in industrial revenue bonds of an industrial user with less than three years' operating history if that user is responsible for interest and principal payments. The Fund also can use certain derivative investments to a limited extent to try to increase income. These investments are more fully explained in "About the Fund's
Investments," below.

HOW DOES THE PORTFOLIO MANAGEMENT TEAM DECIDE WHAT SECURITIES TO BUY OR SELL?
In selecting securities for the Fund, the Fund's portfolio management team examines a variety of factors, which may change over time and may vary in particular cases. Currently, the portfolio management team focuses on:
o     Investment-grade securities that offer high income, particularly callable bonds,
o     Securities of a variety of different issuers, for portfolio diversification to help reduce risk of volatility, including unrated bonds and securities of smaller issuers that might be overlooked by other investors and funds,
o     Coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities and the overall portfolio, and

o     Securities with maturities of one to twenty years, so that portions of the portfolio will mature at different times in an effort to reduce share price volatility.
          Investments are sold when the Manager believes better prospective risk/return characteristics are possible from other investments.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors who are seeking income exempt from federal income tax and New York State and New York
City personal income taxes by investing in a fund emphasizing investment-grade securities and an intermediate effective average maturity intended to reduce overall portfolio volatility. As a result of these strategies, the Fund's yields may be lower than longer-term municipal bond funds or municipal bond funds that can invest more of their assets in lower-grade investments. The Fund does not seek capital gains or growth.
Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors whose primary goal is capital growth. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below.
There also is the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

CREDIT RISK. Municipal securities are subject to credit risk.  Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due.  If an issuer fails to pay interest, the Fund's income might be reduced. If an issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. While typically at least 95% of the Fund's assets that are invested in New York municipal securities are investment-grade New York municipal securities, and the Fund's credit risks are therefore less than those of funds that invest a greater percentage of their assets in securities rated below investment grade, even investment-grade securities are subject to risks of default.
INTEREST RATE RISKS. Municipal securities are subject to changes in value when prevailing interest rates change.  When prevailing interest rates fall, the values of already-issued municipal securities generally rise. When prevailing interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for securities having longer maturities.

      The Fund currently seeks to limit the average effective maturity of its overall portfolio to not more than five years, to try to reduce the volatility that can occur when interest rates change. However, the Fund can hold individual securities having an effective maturity of more than five years, and their prices may be more volatile when interest rates change.

      Additionally, the Fund can buy variable and floating rate obligations.
When interest rates fall, the yields of these securities decline. Callable bonds the Fund buys are more likely to be called when interest rates fall, and the Fund might then have to reinvest the proceeds of the called instrument in other securities that have lower yields, reducing its income.

RiskS of Focusing Investments in New York Municipal Securities. Even though the Fund is "diversified" with respect to 75% of its assets (which means that, as to 75% of its assets, it cannot invest more than 5% of its total assets in the securities of any one issuer), the Fund invests primarily in
New York municipal securities. Therefore, the value of its portfolio is vulnerable to changes in economic, regulatory and political conditions in New
York that can affect the prices of these securities or the liquidity of the market for them, as well as the Fund's share prices.

      While the Fund's fundamental policies do not allow it to concentrate its investments (that is, to invest 25% or more of its assets in a single industry), municipal securities are not considered an "industry" under that policy. At times the Fund can have a relatively high portion of its portfolio holdings in particular segments of the municipal securities market, such as general obligation bonds or hospital bonds for example, and therefore will be vulnerable to economic or legislative events that affect issuers in particular segments of the municipal securities market.

      On September 11, 2001, terrorist attacks destroyed the World Trade
Center. Those attacks resulted in substantial loss of life, damage to other buildings in the vicinity, disruption of public transportation and business, and displacement of residents in the immediate vicinity of the World Trade
Center. Destruction of the World Trade Center continues to have a substantial impact on the City and its economy. The Statement of Additional Information contains further information concerning special investment considerations for
New York municipal securities, including the effect of the events of
September 11, 2001 on New York City and New York State.

Borrowing for Leverage. As a fundamental policy, the Fund can borrow from banks in amounts up to 10% of its total assets for emergency purposes or to buy portfolio securities. This use of "leverage" will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share prices more sensitive to interest rate changes.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      The value of the Fund's investments will change over time due to a number of factors. They include changes in general bond market or interest rate movements, or the change in value of particular securities because of an event affecting the issuer.

      Because the Fund focuses its investments in New York municipal securities, it will be vulnerable to the effects of economic, regulatory and political events that affect New York State and it municipalities. Those changes can affect the value of the Fund's investments and its prices per share. The Fund is more conservative than some other types of municipal bond funds because of its policies of diversification, its focus on investment-grade securities and its goal of limiting its effective average portfolio maturity. However, the Fund has more credit risks than funds that invest only in insured municipal bonds, U.S. government securities, the highest-rated municipal securities or are more diversified geographically.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of two broad-based market indices and the Consumer
     -
Price Index.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary. In certain cases, the figure representing "Return After
Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 3.67%
(3Q'02) and the lowest return (not annualized) before taxes for a calendar quarter was -2.31% (1Q'94).

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                                                                       10 Years
Average     Annual     Total                                      ------------------
Returns   for  the   periods                                         (or life of
ended December 31, 2002            1 Year            5 Years       class, if less)

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Class A Shares (inception          2.61%              3.96%              5.18%
9/18/91) Return Before Taxes
  Return After Taxes on
  Distributions
  Return   After   Taxes  on       2.61%              3.96%              5.21%
  Distributions  and Sale of
  Fund Shares                      3.50%              4.10%              5.19%

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Lehman  Brothers   Municipal
Bond
Index      (reflects      no
deduction      for     fees,
expenses or taxes)                 9.60%              6.06%             6.71%1

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Merrill   Lynch    Municipal       10.10%             6.14%             5.79%1
Index
(3-7  Years)   (reflects  no
deduction      for     fees,
expenses or taxes)

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Consumer Price Index               2.38%              2.32%             2.17%1

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Class  B  Shares  (inception       1.53%              3.73%             4.48%
5/01/97)

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Class  C  Shares  (inception       4.54%              3.92%             4.44%
5/01/97)

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1.    From 12/31/92.

The Fund's average annual total returns include the applicable sales charge:
for Class A, the current maximum initial sales charge of 3.50%; for Class B, the contingent deferred sales charges of 4% (1-year), 1% (5 years) and 0%
(life of class); and for Class C, the 1% contingent deferred sales charge for the 1-year period. The Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the Lehman Brothers Municipal Bond
Index, an unmanaged index of a broad range of investment-grade municipal bonds.  The Fund's performance also is compared to that of the Merrill Lynch
Municipal Index (3-7 Years), which consists of municipal bonds having remaining maturities of between 3 and 7 years, and the Consumer Price Index, a non-securities index that measures changes in the inflation rate.
Performance of the securities indices reflects reinvestment of income, but does not consider the effects of transaction costs and includes municipal securities from many states while the Fund invests primarily in New York municipal securities.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2002.

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Shareholder Fees (charges paid directly from your
investment):

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                           Class A     Class B     Class C
                           Shares      Shares      Shares
-------------------------------------------------------------
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Maximum Sales Charge        3.50%       None        None
(Load) on purchases
(as % of offering price)
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Maximum Deferred Sales      None1        4%2         1%3
Charge (Load) (as % of
the lower of the
original offering price
or redemption proceeds)
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1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy
   Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the fifth year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.

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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                              Class A     Class B     Class C
                              Shares      Shares      Shares
----------------------------------------------------------------
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Management Fees                0.41%       0.41%       0.41%
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Distribution and/or            0.24%       1.00%       1.00%
Service (12b-1) Fees
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Other Expenses                    0.09%          0.10%         0.10%

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Total Annual Operating            0.74%          1.51%         1.51%
Expenses

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Expenses may vary in future  years.  "Other  Expenses"  include
transfer   agent   fees,   custodial   expenses,    accounting,
administrative  and legal  expenses the Fund pays. The Transfer
Agent  has  voluntarily  undertaken  to the Fund to  limit  the transfer  agent fees to 0.35% of  average  daily net assets per fiscal year for all classes.  That  undertaking  may be amended or  withdrawn  at any time.  For the Fund's  fiscal  year ended
December 31, 2002,  the transfer  agent fees did not exceed the expense limitation described above.

The  Total  Annual  Operating  Expenses  in  the  chart  do not reflect  interest  expense  related  to  the  Fund's  borrowing activity or the  reduction  to  custodial  expenses  related to account  balances  maintained  by the  Fund  at  its  custodian bank,  which in the  aggregate  resulted in lower total  annual operating  expenses  (less  than  0.01%) for each class for the fiscal year ended  December  31, 2002.  During the period,  the
Fund's  interest  expense  was  substantially   offset  by  the
incremental    interest   income   generated   on   investments
purchased with borrowed funds.

Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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If shares are redeemed:     1 Year        3 Years       5 Years      10 Years

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Class A Shares               $423          $578          $747         $1,236

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Class B Shares               $554          $677          $924        $1,4021

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Class C Shares               $254          $477          $824         $1,802

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If shares are not           1 Year        3 Years       5 Years      10 Years
redeemed:

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Class A Shares               $423          $578          $747         $1,236

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Class B Shares               $154          $477          $824        $1,4021

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Class C Shares               $154          $477          $824         $1,802

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In the first  example,  expenses  include the initial sales charge for Class A and the applicable  Class B or Class C contingent  deferred sales charges.  In the second example,  the Class A expenses include the sales charge,  but Class
B and Class C expenses do not include contingent deferred sales charges.
1.    Class B  expenses  for years 7 through  10 are based on Class A expenses since  Class B shares  automatically  convert  to Class A shares  72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different investments will vary over time based on the
Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by diversifying investments, emphasizing investment-grade securities, seeking to limit the average effective maturity of the portfolio, and carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yields and share prices of the Fund will change daily based on changes in market prices of securities, interest rates and market conditions and in response to other economic events.

Municipal Securities. The Fund buys municipal bonds and notes, interests in municipal leases and other debt obligations. Generally, these are debt obligations issued by the State of New York and its political subdivisions (such as cities, towns and counties). To seek a higher yield, the Fund also can invest in municipal securities other than New
      York municipal securities. Although any interest from those securities generally would be exempt from federal taxation, any such interest may be subject to New York State and New York City personal income tax. The
      Fund does not expect to invest a significant portion of its assets in securities that are not New York municipal securities.

      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, specific projects or public facilities. The Fund can invest in municipal securities that are "general obligations," which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Some debt securities, such as zero-coupon securities, do not pay current interest. Other securities may be subject to calls by the issuer (to redeem the debt) or to prepayment prior to their stated maturity.

      The Fund also can buy "revenue obligations," whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference item subject to alternative minimum taxation for investors subject to the alternative minimum tax.

Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.
      The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses that provide that the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

      If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Some of these obligations may not have an active trading market, which means that the Fund might have difficulty selling its investment at an acceptable price when it wants to. The Fund cannot invest more than 5% of its net assets in unrated or illiquid municipal leases.

Ratings of Municipal Securities the Fund Buys. The Fund primarily buys municipal securities that are "investment grade" at the time of purchase. The Fund considers the following securities to be "investment grade" under its credit quality guidelines:
o     municipal bonds, tax-exempt commercial paper and short-term tax-exempt notes rated investment grade by a nationally-recognized rating organization,
o     New York municipal securities issued by an entity that has other obligations outstanding that meet one of the rating criteria listed above,
o     New York municipal securities backed by a letter of credit or guarantee by a bank or other institution that has outstanding securities that meet one of the credit criteria listed above,
o     unrated New York municipal securities that the Manager believes are comparable to investment-grade rated securities, and
o     obligations backed by the full faith and credit of the U.S. government.

      Lower-rated securities may have speculative characteristics. The Fund will not buy securities with a rating, at the time of investment, below "Ba"
by Moody's or "BB" by Standard & Poor's or Fitch (or unrated securities that the Manager has determined are comparable to rated securities in those categories). Appendix A to the Statement of Additional Information contains a list of the ratings definitions of the principal rating organizations.

      Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time. A reduction in the rating of a security after its purchase by the Fund will not automatically require the Fund to dispose of that security. However, the
Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

Determining the "Average Effective Maturity" of the Fund's Portfolio. In
      general, when interest rates change, debt securities having shorter maturities fluctuate in value less than securities with longer maturities.  The Fund tries to reduce the volatility of its share prices by seeking to maintain an average effective portfolio maturity of five years or less. It measures the "average" maturity of all of its securities on a "dollar-weighted" basis, meaning that larger securities holdings have a greater effect on overall portfolio maturity than smaller holdings. The Fund can therefore hold securities with stated
      and effective maturities of more or less than five years.

      The "effective" maturity of a security is not always the same as the stated maturity date. A number of factors may cause the "effective"
      maturity to be shorter than the stated maturity. For example, a bond's effective maturity might be deemed to be shorter (for pricing and trading purposes) than its stated maturity as a result of differences between its coupon interest rate and current market interest rates, whether the bond is callable (that means the issuer can pay off the bond prior to its stated maturity), the rate of accretion of discounts on the bond, and other factors such as mandatory put provisions and scheduled sinking fund payments.

      When interest rates change, securities that have an effective maturity that is shorter than their stated maturity tend to behave like securities having those shorter maturity dates. However, those securities might not behave as expected, and the Fund might not always be successful in maintaining its average effective portfolio maturity at five years or less or in reducing the volatility of its share prices.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is not a fundamental policy, but it will not be changed without the approval of the Board of Trustees and notice to shareholders. Investment restrictions that are fundamental policies are listed in the Statement of
Additional Information. An investment policy is not fundamental unless this
Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Floating Rate/Variable Rate Obligations.  Some municipal securities the Fund can purchase have variable or floating interest rates.  Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for those investments, such as a percentage of the prime rate of a bank, or the
      91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements and can include "participation interests" purchased from banks that give the
      Fund an undivided interest in a municipal obligation in proportion to its investment.

o     Inverse Floaters Have Special Risks. Variable rate bonds known as
      "inverse floaters" pay interest at rates that vary as the yields generally available on short-term tax-exempt bonds change.  However, the yields on inverse floaters move in the opposite direction of yields on short-term bonds in response to market changes. As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Inverse floaters are a type of "derivative security."  Some have a "cap," so that if interest rates rise above the
      "cap," the security pays additional interest income.  If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The Fund will not invest more than 5%
      of its total assets in inverse floaters.

"When-Issued" and "Delayed-Delivery" Transactions.  The Fund can purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis.  These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery.  The Fund does not intend to enter into these transactions for speculative purposes.
      During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the Fund from the investment until the Fund receives the security on settlement of the trade.  There is a risk of loss to the Fund if the value of the security declines prior to the settlement date. The Fund limits these investments to not more than 10% of its net assets.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale or cannot be sold publicly until it is registered under the Securities Act of 1933.
      The Fund will not invest more than 15% of its net assets in illiquid and restricted securities. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
      As stated above, "inverse floaters" and "variable rate obligations" are examples of derivatives that the Fund can use. The Fund generally does not use hedging instruments, such as options, to try to hedge investment risks.

o     There are Special Risks in Using Derivative Investments.  If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund will get less income than expected or its hedge might be unsuccessful, and its share prices could fall. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can increase the volatility of the Fund's share prices. Some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

Zero-Coupon Securities. The Fund can invest without limit in zero-coupon securities. These debt obligations do not pay interest prior to their maturity date or else they do not start to pay interest at a stated
      coupon rate until a future date. They are issued and traded at a discount from their face amount. The discount varies as the securities approach their maturity date (or the date interest payments are scheduled to begin). When interest rates change, zero-coupon securities are subject to greater fluctuations in their value than securities that pay current interest. The Fund accrues the discount on zero-coupon bonds as tax-free income on a current basis. The Fund may have to pay out the imputed income on zero-coupon securities without receiving actual cash payments currently.

Temporary Defensive and Interim Investments. The Fund can invest up to 100%
      of its total assets in temporary defensive investments from time to time. This may happen when the Manager believes that unstable or adverse market, economic or political conditions might erode the value of the Fund's portfolio. Generally, these investments would be short-term municipal securities but could be taxable short-term debt securities. The Fund also might hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of these temporary defensive or interim investments may not be tax-exempt.
      Therefore when making those investments, the Fund might not achieve its objective.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since January 1960. The
Manager and its subsidiaries and controlled affiliates managed more than $120 billion in assets as of December 31, 2002, including other Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at 498
Seventh Avenue, New York, New York 10018.

Portfolio Managers. The Fund is managed by a portfolio management team comprised of Ronald Fielding and other investment professionals selected from the Manager's Rochester Division.  This portfolio management team is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Fielding is a Senior Vice President of the
      Manager since January 1996 and a Vice President of the Fund.  Mr.
      Fielding serves in a similar capacity for other Oppenheimer funds.

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
      Manager an advisory fee at an annual rate, which declines on additional assets as the Fund grows: 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million, 0.40% of the next
      $1.75 billion, and 0.39% of average daily net assets in excess of $2 billion.  The Fund's management fee for its last fiscal year ended
      December 31, 2002, was 0.41% of average annual net assets for each class of shares.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.
Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
   By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan,
      you can make subsequent investments o   (after making the initial
      investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.

o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the
Distributor.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange ("the Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
      Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares.1 The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within five years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the
      Class B contingent deferred sales charge if you redeem within five years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for six years or more, Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may not be  available  to  Class B and  Class C  shareholders.
      Other  features  may not be  advisable  (because  of the  effect  of the contingent  deferred sales charge) for Class B and Class C shareholders.
      Therefore,  you  should  carefully  review  how  you  plan  to use  your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of
      Additional Information. Share certificates are only available on Class
      A shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and
      Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales   Front-End Sales   Concession As
                                            Charge As a
                          Charge As a       Percentage of
                          Percentage of     Net               Percentage of
                          Offering Price    Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $100,000             3.50%             3.63%            3.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000   or  more  but       3.00%             3.09%            2.50%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000   or  more  but       2.50%             2.56%            2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000   or  more  but       2.00%             2.04%            1.50%
 less than $1 million
 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 0.50% of purchases of $1 million or more (other than purchases by retirement plans, which are not permitted in the Fund). That concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18 month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within five years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

                                         ---------------------------------------

Years Since Beginning of Month in       Contingent Deferred Sales Charge on
                                        Redemptions in That Year
Which Purchase Order was Accepted       (As % of Amount Subject to Charge)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                    4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                    3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                    2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                    2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                    1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

More than 5                             None

--------------------------------------------------------------------------------

In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class
      B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 2.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 3.00% of the purchase price. The
      Distributor retains the Class B asset-based sales charge. See the
      Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.00% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

Checkwriting. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH your DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.
      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the
      Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of the
      Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.

o     The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the
      Manager believes to be a market timer.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last business day of September. See the Statement of Additional
      Information, or visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the
Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. Additionally, the amount of those dividends and any other distributions paid on Class B and Class C shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A shares will generally be higher than for Class
B and Class C shares, which normally have higher expenses than Class A. The
Fund cannot guarantee that it will pay any dividends or other distributions.

Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in
December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.
WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

Taxes.  Dividends  paid  from  net  investment  income  earned  by the Fund on municipal  securities  will be excludable from gross income for federal income tax  purposes.  All or a portion  of the  dividends  paid by the Fund that are derived from interest paid on certain "private  activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax.

      Dividends  and capital  gains  distributions  may be subject to federal, state or local taxes. Any short-term  capital gain  distributions  are taxable to you as ordinary  income.  Any  long-term  capital  gain  distributions  are taxable to you as long-term  capital gains,  no matter how long you have owned shares  in the  Fund.  The  Fund  may  derive  gains  in part  from  municipal obligations the Fund purchased  below their principal or face values.  All, or a portion of these gains may be taxable to you as ordinary  income rather than capital gains.  Whether you reinvest your  distributions in additional  shares or take them in cash, the tax treatment is the same.

      Exempt-interest  dividends earned by residents of New York should not be subject to federal,  state,  or local income  taxes.  The portion of the
Fund's   dividends  that  are   attributable  to  income  earned  on  other
obligations  (not New York municipal  securities)  will normally be subject to New York State and City personal income tax.

     Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember, There May be Taxes on Transactions. Because the Fund's share price fluctuates, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information is only a summary of certain  federal and state income tax  information  about  your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your  particular  tax situation.
Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). For the fiscal years ended December 31, 2000 through 2002, the information was audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the
Statement of Additional Information, which is available on request. Another auditing firm audited the information for the previous fiscal years.

FINANCIAL HIGHLIGHTS

Class A        Year Ended December 31,                               2002         2001        2000          1999       1998
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                               $ 3.27       $ 3.27      $ 3.19        $ 3.37     $ 3.34
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .15          .16         .16           .15        .16
Net realized and unrealized gain (loss)                               .05           --         .07          (.18)       .03
                                                                   ---------------------------------------------------------
Total from investment operations                                      .20          .16         .23          (.03)       .19
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.16)        (.16)       (.15)         (.15)      (.16)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $3.31        $3.27       $3.27         $3.19      $3.37
                                                                   =========================================================

----------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                                   6.33%        4.85%       7.47%        (0.87)%     5.94%

----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                       $1,868,271   $1,124,846    $927,079    $1,025,714   $979,316
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $1,472,317   $  996,671    $945,492    $1,060,745   $884,849
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                                4.65%        4.95%       4.88%         4.64%      4.80%
Expenses                                                             0.74%        0.78%       0.85%         0.81%      0.82% 3
Expenses, net of interest expense and
reduction to custodian expense 4                                     0.74%        0.74%       0.78%         0.77%      0.80%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                19%          23%         37%           37%        25%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

FINANCIAL HIGHLIGHTS  Continued

Class B        Year Ended December 31,                               2002         2001        2000          1999       1998
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                               $ 3.27       $ 3.27      $ 3.19        $ 3.37     $ 3.34
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .13          .13         .13           .13        .14
Net realized and unrealized gain (loss)                               .05           --         .08          (.18)       .03
                                                                   ---------------------------------------------------------
Total from investment operations                                      .18          .13         .21          (.05)       .17
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.14)        (.13)       (.13)         (.13)      (.14)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $3.31        $3.27       $3.27         $3.19      $3.37
                                                                   =========================================================

----------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                                   5.53%        4.06%       6.65%        (1.64)%     5.13%

----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                         $383,690     $153,471     $92,786       $88,758    $64,388
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $261,858     $113,976     $86,107       $78,263    $43,620
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                                3.85%        4.17%       4.09%         3.84%      3.97%
Expenses                                                             1.51%        1.54%       1.63%         1.59%      1.59% 3
Expenses, net of interest expense and
reduction to custodian expense 4                                     1.51%        1.50%       1.56%         1.55%      1.57%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                19%          23%         37%           37%        25%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

Class C        Year Ended December 31,                               2002         2001        2000          1999       1998
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                               $ 3.26       $ 3.26      $ 3.18        $ 3.36     $ 3.33
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .13          .13         .13           .13        .14
Net realized and unrealized gain (loss)                               .05           --         .08          (.18)       .03
                                                                   ---------------------------------------------------------
Total from investment operations                                      .18          .13         .21          (.05)       .17
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.14)        (.13)       (.13)         (.13)      (.14)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $3.30        $3.26       $3.26         $3.18      $3.36
                                                                   =========================================================

----------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                                   5.54%        4.06%       6.67%        (1.63)%     5.15%

----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                         $894,469     $261,857    $101,858      $119,329    $94,870
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $574,124     $150,504    $105,452      $116,249    $61,717
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                                3.82%        4.13%       4.11%         3.86%      3.98%
Expenses                                                             1.51%        1.53%       1.62%         1.57%      1.57% 3
Expenses, net of interest expense and
reduction to custodian expense 4                                     1.51%        1.49%       1.55%         1.53%      1.55%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                19%          23%         37%           37%        25%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

FINANCIAL HIGHLIGHTS  Continued

Class X        Year Ended December 31,                               2002         2001        2000          1999       1998
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                               $ 3.28       $ 3.28      $ 3.20        $ 3.38     $ 3.35
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .15          .15         .14           .13        .15
Net realized and unrealized gain (loss)                               .04         (.01)        .08          (.18)       .03
                                                                   ---------------------------------------------------------
Total from investment operations                                      .19          .14         .22          (.05)       .18
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.13)        (.14)       (.14)         (.13)      (.15)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $3.34        $3.28       $3.28         $3.20      $3.38
                                                                   =========================================================

----------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                                   5.77%        4.30%       6.88%        (1.39)%     5.38%

----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                          $12,906      $25,526     $32,651       $39,496    $47,424
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                 $18,112      $29,642     $34,684       $44,237    $49,866
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                                3.74%        4.46%       4.34%         4.11%      4.30%
Expenses                                                             1.30%        1.31%       1.39%         1.34%      1.35% 3
Expenses, net of interest expense and
reduction to custodian expense 4                                     1.30%        1.27%       1.32%         1.30%      1.32%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                19%          23%         37%           37%        25%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

INFORMATION AND SERVICES

For More Information on Limited Term New York Municipal Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------

By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL.OPP (225.5677)

------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------

On the Internet:              You can send us a request by e-mail or read
                              or download documents on the
                              OppenheimerFunds website:
                              www.oppenheimerfunds.com
                              ------------------------

------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.

SEC File No. 811-6332

PR0355.001.0203
Printed on recycled paper

                          Appendix to Prospectus of
                     LIMITED TERM NEW YORK MUNICIPAL FUND

      Graphic  material  included  in  Prospectus  of  Limited  Term  New York
Municipal Fund:  "Annual Total Returns (Class A) (as of 12/31 each year)."

      A bar chart will be included in the  Prospectus of Limited Term New York
Municipal  Fund  (the  "Fund")   depicting  the  annual  total  returns  of  a
hypothetical  investment in Class A shares of the Fund for each of the last 10 calendar years,  without deducting sales charges or taxes. Set forth below are the relevant data points that will appear in the bar chart:

Calendar          Limited Term
Year         New York Municipal Fund
------------------------------------

12/31/93          10.16%
12/31/94          -0.50%
12/31/95          10.01%
12/31/96            4.82%
12/31/97            8.01%
12/31/98            5.94%
12/31/99          -0.87%
12/31/00          7.47%
12/31/01          4.85%
12/31/02          6.33%

--------
1 Until January 5, 1998, the Fund also offered Class X shares. On May 1,
1997, the Fund's prior Class B shares were re-designated as Class X shares and the offering of the Fund's current Class B shares commenced. Information about Class X shares may be found in "About Your Account" in the Statement of
Additional Information.

Limited Term New York Municipal Fund
6803 S. Tucson Way, Centennial, CO 80112
1.800.225.5677

Statement of Additional Information dated February 25, 2003

This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated February 25, 2003. It should be read together with the
Prospectus, which may be obtained by writing to the Fund's Transfer Agent,
OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by
calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents                                                                   Page

About the Fund

About Your Account

How To Buy Shares...........................................................53
How To Sell

Financial Information About the Fund

ABOUT The FUnd

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and main risks of the Fund are described in the Prospectus. This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager,
OppenheimerFunds, Inc. (the Inc.,"Manager"), can select for the Fund.
Additional explanations are also provided about the strategies the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager uses will vary over time. The
Fund is not required to use all of the investment techniques and strategies described below in seeking its goal. The Fund does not make investments with the objective of seeking capital growth. However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors prior to their maturity. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value. Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the
Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

      |X|   Determining the Average Effective Portfolio Maturity. In seeking to maintain an average effective portfolio maturity of less than five years, the Fund may purchase individual securities that have effective maturities of more or less than five years. The effective maturity of a bond might lengthen if market interest rates increase, and the effective maturity might shorten if market interest rates decline. Increasing market interest rates therefore could cause the average effective maturity of the portfolio to lengthen beyond five years, absent any portfolio transactions.

      If the average effective maturity of the portfolio should exceed five years, the Fund will not purchase securities that have effective maturities beyond five years. The Manager might also take steps to reduce the average effective maturity of the portfolio below five years. Those steps might include selling bonds with effective maturities beyond five years or buying bonds with effective maturities less than five years.

      In computing the Fund's average effective portfolio maturity, the
Manager intends to use the same effective maturity dates that are shorter than the bond's stated maturity that are used in the marketplace for evaluating a bond for trading and pricing purposes. That date might be the date of a mandatory put, pre-refunded call, optional call or the average life to which a bond is priced. A bond having a variable coupon rate or anticipated principal prepayment may be assigned an effective maturity that is shorter than a stated call date, put date or average life, to reflect more closely the reduced price volatility expectations as to that bond.

Municipal Securities. The types of municipal securities in which the Fund may invest are described in the Prospectus under "About the Fund's Investments."
The Fund may from time to time invest in municipal securities other than New
York municipal securities. For example, to seek a higher yield, the Fund may invest in municipal securities issued by other states and their respective political subdivisions. Although any interest from these securities generally would be exempt from federal income tax, any such interest may be subject to
New York State and New York City personal income tax. Nonetheless, the Fund does not expect to invest a significant portion of its assets in securities other than New York municipal securities.

      Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X|   Municipal Bonds. Long-term municipal securities (which have a maturity of more than one year when issued) are classified as "municipal bonds." The principal classifications of long-term municipal bonds are
"general obligation" and "revenue" bonds (including "industrial development"
bonds). They may have fixed, variable or floating rates of interest, as described below, or may be "zero-coupon" bonds, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is five to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return. In turn, that could reduce the Fund's yield.

o     General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o     Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities;
and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

o     Industrial Development Bonds. Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      The Fund will purchase particular industrial development bonds only if the interest paid on the bonds is tax exempt under the Internal Revenue Code.
The Internal Revenue Code limits the types of facilities that may be financed with tax-exempt industrial revenue and private-activity bonds (discussed below) and the amounts of these bonds that each state can issue.

      As an operating policy, the Fund will not invest more than 5% of its total assets in securities for which the obligation to pay interest and repay principal are the responsibility of an industrial user with less than three year's operating history.

o     Private Activity Municipal Securities. The Tax Reform Act of 1986 (the
"Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities. The Tax
Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations. Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt. However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds is taxable under the revised rules. There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, and qualified student loan bonds.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds. The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Fund may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the federal alternative minimum tax on individuals and corporations.
      The federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero.
This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income. The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations. Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit. Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% of the proceeds or $5.0 million. Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the users of such bonds or their use of proceeds of the bonds. If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue
Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a
"related person" of such a substantial user. This "substantial user"
provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund may invest in industrial development bonds and other private activity bonds. Therefore, the Fund may not be an appropriate investment for entities which are "substantial users" (or persons related to
"substantial users") of such exempt facilities. Those entities and persons should consult their tax advisors before purchasing shares of the Fund.

      A "substantial user" of such facilities is defined generally as a
"non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a
"related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X|   Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

o     Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o     Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

o     Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o     Construction Loan Notes. These are sold to provide project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X|   Tax-Exempt Commercial Paper. This type of short-term obligation
(usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X|   Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Fund would be limited as described below in
"Illiquid and Restricted Securities." Municipal lease obligations that the
Manager has determined to be liquid under guidelines set by the Board of
Trustees are not subject to the Fund's 15% limit on investments in illiquid securities.

      Those guidelines require the Manager to evaluate:
o     the frequency of trades and price quotations for such securities;
o     the number of dealers or other potential buyers willing to purchase or sell such securities;
o     the availability of market-makers; and
o     the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      Municipal leases may also be subject to "abatement risk." The leases underlying certain municipal lease obligations may state that lease payments are subject to partial or full abatement. That abatement might occur, for example, if material damage to or destruction of the leased property interferes with the lessee's use of the property. However, in some cases that risk might be reduced by insurance covering the leased property, or by the use of credit enhancements such as letters of credit to back lease payments, or perhaps by the lessee's maintenance of reserve funds for lease payments.

      In addition, municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund. While the Fund holds these securities, the
Manager will evaluate the likelihood of a continuing market for these securities and their credit quality.

      The Fund attempts to reduce its exposure to some of these risks by not investing more than 10% of its total assets in municipal leases obligations that contain "non-appropriation" clauses. Also, the Fund will invest in leases with non-appropriation clauses only if certain conditions are met:
o     the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of a municipality,
o     appropriate covenants are obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriated,
o     the lease obligor has maintained good market acceptability in the past,
o     the investment is of a size that will be attractive to institutional investors, and
o     the underlying leased equipment has elements of portability and/or use that enhance its marketability if foreclosure is ever required on the underlying equipment.

      |X|   Credit Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service ("Moody's"), Standard &
Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc.
("Standard and Poor's") and Fitch, Inc. ("Fitch"), represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      After the Fund buys a municipal security, it may cease to be rated or its rating may be reduced below the minimum required for purchase by the
Fund. Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, Standard &
Poor's, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
As a result, the pre-refunded security has essentially the same risks of default as an AAA-rated security.

      The rating definitions of Moody's, Standard & Poor's and Fitch for municipal securities are contained in Appendix A to this Statement of
Additional Information. The Fund can purchase securities that are unrated by nationally recognized rating organizations. The Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

      In evaluating the credit quality of a particular security, whether it is rated or unrated, the Manager will normally take into consideration a number of factors. Among them are the financial resources of the issuer, or the underlying source of funds for debt service on a security, the issuer's sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation and the degree of community support for it, the capabilities of the issuer's management and regulatory factors affecting the issuer and the particular facility.

o     Special Risks of Lower-Grade Securities. Up to 5% of the Fund's assets that are invested in New York municipal obligations (as defined in the
Prospectus) may be invested in New York municipal obligations rated below investment grade. In addition, no more than 5% of the Fund's assets that are invested in municipal obligations overall may be invested in municipal obligations rated below investment grade. These are commonly referred to as
"junk bonds." Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade, securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities.
However, because the added risk of lower quality securities might not be consistent with the Fund's policy of prudent investment management, the Fund limits its investments in lower quality securities and does not buy securities rated below "Ba" by Moody's or "BB" by Standard & Poor's or Fitch
(or unrated securities that the Manager deems to be of comparable quality).

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch are investment grade, they may be subject to special risks and have some speculative characteristics.

      In the event of unanticipated financial difficulties, default or bankruptcy of an issuer of an obligation or the underlying source of funds for debt service on an obligation the Fund owns, the Fund can take such action as the Manager considers appropriate. That might include, for example, retaining the services of persons, firms, professional organizations and others to evaluate or protect real estate, facilities or other assets securing the obligation or acquired by the Fund as a result of such event.
The Fund will incur additional costs in taking protective action with respect to portfolio obligations that are in default or the assets securing those obligations. As a result, the Fund's share prices could be adversely affected. Any income derived from the Fund's ownership or operation of assets acquired as a result of these types of actions might not be tax-exempt.

Special Investment Considerations - New York Municipal Securities.  As
explained in the Prospectus, the Fund's investments are highly sensitive to the fiscal stability of New York State (referred to in this section as the
"State") and its subdivisions, agencies, instrumentalities or authorities, including New York City (the "City"), which issue the municipal securities in which the Fund invests.  The following information on risk factors in concentrating in New York municipal securities is only a summary, based on the State's Annual Information Statement dated June 3, 2002 and the update thereto dated
publicly-publicly-publicly-publicly-publicly-publicly-publicly-publicly-February
3, 2003, and on publicly-available official statements relating to offerings by issuers of New York municipal securities on or prior to February 11, 2002 with respect to offerings of New York State, and on or prior to 2001November
6, 20012002 with respect to offerings by the City.  No representation is made as to the accuracy of this information.

      During the mid-1970's the State, some of its agencies,
instrumentalities and public benefit corporations (the "Authorities"), and certain of its municipalities faced serious financial difficulties. To address many of these financial problems, the State developed various programs, many of which were successful in reducing the financial crisis.
Any further financial problems experienced by these Authorities or municipalities could have a direct adverse effect on the New York municipal securities in which the Fund invests.

      Factors Affecting Investments in New York State Securities.  On January
29, 2003, the Governor Pataki submitted the 2003-04 Executive Budget
("Executive Budget") including a revised Financial Plan for 2002-03 (the
"2002-03 Financial Plan") and new Financial Plans for 2003-04 through 2005-06
(together with the 2002-03 Financial Plan, collectively, the "State Financial
Plan").

      New York is the third most populous state in the nation and has a relatively high level of personal wealth.  The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity.  The State's location and its air transport facilities and natural harbors have made it an important link in international commerce.  Travel and tourism constitute an important part of the economy. on Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries.  The State's afinancial, insurance, and real estate share, as measured by wages, is particularly large relative to the nation.  The State has projected that it is likely to be less affected than the year.nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

      The State reported that the New York economy has suffered more than the nation as a whole during the recession, due to the September 11 devastation of downtown New York City and the importance of the finance and tourism industries to the State economy.  Only recently have there been signs of an economic turnaround.  Total State employment was expected to rise 0.7 percent in 2003, following a decline of 1.6 percent for 2002.  Private sector employment was expected to rise 0.9 percent in 2003, following a decline of
2.1 percent for 2002.  The State reported that bonus payments paid to financial services workers have been reduced significantly due to the recession and the steep decline in the stock market.  On a calendar year basis, bonuses were estimated to have fallen 23.0 percent for 2002, followed by a 10.2 percent decline projected for 2003.  In the aftermath of the bursting of the stock market bubble, it was expected that for the next two years bonuses in the finance and insurance sector would remain at about one-half of their 2001 peak level.  Wages were expected to rise 2.3 percent in 2003, following a decline of 3.2 percent for 2002.  Total State personal income was projected to increase 3.1 percent in 2003.

      Although the national economic recovery weakened substantially toward the end of 2002, the New York State Division of the Budget ("DoB") expected the national economy to continue to expand throughout 2003, with some acceleration of growth in the second half of the year. Real U.S. GDP was expected to grow at an annual rate of 2.4 percent in 2003, the same rate as in 2002.  In an effort to provide additional stimulus to the economy, the
Federal Reserve reduced interest rates by 50 basis points in November 2002, for a total reduction since the pre-recession peak of 525 basis points.  This has resulted in the lowest short-term interest rates since the early 1960s.
In addition, a number of federal fiscal initiatives were expected to provide additional stimulus.  These monetary and fiscal actions were expected to provide insurance against a double dip recession.  By the second half of
2003, an expected revival of investment
spending might increase the GDP growth rate.  An expected improving economy, along with higher oil prices, could result in higher inflation.  The CPI was expected to rise by 2.4 percent in 2003, after an increase of 1.6 percent in
2002.  The unemployment rate was expected to average 5.8 percent in 2003.

      The State reported that it had been facing a potential $2.2 billion shortfall in the 2002-03 Financial Plan but believed that proposals in the
Executive Budget would close the entire shortfall.  The State explained that it faced $2.1 billion in lower-than-projected 2002-03 receipts including $1.9 billion in personal income taxes and $320 million in business taxes, offset by higher-than-projected receipts of $83 million in all other categories.  In addition, before savings actions commenced by the Governor, the projected increase in spending would have been roughly $100 million more than expected, primarily in higher costs for Medicaid ($100 million), the World Trade Center
($51 million), the Tuition Assistance Program ($33 million), and the Early
Intervention Program ($30 million), partially offset by lower than expected spending in fringe benefit costs ($71 million) and in a variety of other programs ($20 million).

      Nearly $700 million in savings were projected from efforts begun earlier in 2003 to reduce costs.  This included stringent controls on operations including a 5 percent reduction in State agency spending, aggressive use of the targeted retirement incentive plan, and federal maximization efforts ($328 million).  In addition, prudent debt management actions, including efforts to take advantage of record-low interest rates and refinance high-cost State debt, were expected to lower debt service costs
($364 million).

      To avoid disruptive mid-2003 reductions to school aid and other programs, the Governor was reported to be seeking authorization to securitize the State's share of receipts from the tobacco manufacturer Master Settlement
Agreement.  Roughly $1.5 billion of the first $1.9 billion installment would be used to help balance the State Financial Plan in 2002-03 in a manner that would permit an orderly transition to recurring structural budget balance.
The remainder would be reserved for use in 2003-04.

      The State reported most significant short-term risk to the State
Financial Plan is that the Legislature will fail to enact legislation authorizing the State to securitize its tobacco settlement payments as recommended in the Governor's Executive Budget.  If the Legislature does not act on this legislation promptly, the State will need to take other actions to increase receipts or decrease disbursements (e.g., delay certain payments to end the 2002-03 fiscal year in balance).  Any payment delay would both add to 2003-04 costs and create additional constraints on an already tight
2003-04 cashflow projection.  There can be no assurance that the budget finally enacted by the Legislature will not differ materially and adversely from the projections described in the State Financial Plan.

      In every year, many uncertainties exist in the forecast of the national and State economies.  Two variables which stand out as being particularly vulnerable to financial market volatility, and which are closely associated with State personal income tax receipts, are finance sector bonus income and capital gains realizations.  Historically, financial sector bonus income has been closely tied to security firm profits.  Both bonus income and capital gains realizations have historically been subject to a high degree of variation.  Also, the United States Congress is expected to consider several economic stimulus packages during the winter of 2003.  Several proposals could have a detrimental impact on New York State income receipts.

      The State reported several significant risks that could adversely affect the U.S. economic recovery or perhaps even derail it and put the nation back into recession. By far the greatest is the risk of another terrorist attack, or series of attacks, that could lead to a steep decline in consumer confidence and spending, as well as a postponement of investment plans by businesses.  Similarly, a conflict in Iraq carries the potential for a large spike of some duration in oil prices as well as a sharp drop in consumer sentiment and business confidence.

      Consumer spending remained relatively strong during the recession, resulting in little pent-up demand.  If job growth is inadequate, or if declines in the value of homes or financial assets too pronounced, or if consumer sentiment should deteriorate, then consumer spending growth could quickly fall.  Businesses may be reluctant to increase investment spending if demand for their products and services remains weak or if geopolitical risks seem too large.  Although the federal government has adopted an expansionary policy stance, state and local governments are raising taxes and cutting back on spending. On balance, total government spending could be weaker than projected, reducing overall growth.
      Financial market performance also impacts the level of contributions required for the pension funds.  The Executive Budget assumed that the
State's 2003-04 pension contribution would be toward the lower end of the range of contributions provided by the Comptroller.  To the extent that the required contribution is greater than such amount, the State would be required by law to pay the deficiency, with interest, by the second fiscal year following such underpayment.

      An ongoing risk to the State Financial Plan arises from the potential impact of certain litigation and federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements.  The State Financial Plan assumes no significant federal disallowances or other federal actions that could adversely affect
State finances.

|X|   The 2002-03 Fiscal Year.  The updated 2002-03 Financial Plan estimated that General Fund (the major operating Fund of the State) receipts, including transfers from other funds and tobacco securitization proceeds, would total
$39.94 billion in 2002-03, a decrease of $1.21 billion from the 2001-02 fiscal year.  General Fund receipts were projected to be $40 million above mid-year projections.  Due largely to an accounting change by the State
Comptroller regarding the treatment of the Revenue Bond Tax Fund (RBTF), tax receipts were expected to decline by $8.85 billion from 2001-02 and were
$6.56 billion below mid-year estimates.  The significant year-over-year decline and the large revision in the estimates was attributed to continued
weakness in the economy, the multi-year impact of the September 11 attack on the financial services sector, and the associated decline in equity markets.
The estimated impact of the World Trade Center disaster on 2002-03 receipts remained significant, and within the range estimated in the immediate aftermath of the September 11 attacks.

      The revisions in the estimates also reflected more up-to-date information on the economy and tax collections.  Tax collection results were reported to be much worse than mid-year projections and have led to significant downward revisions to the receipts estimates, especially for personal income and business taxes.

      After RBTF deposits, personal income tax receipts for 2002-03 were estimated to reach $17.18 billion, a decrease of $8.67 billion (33.5 percent)
from 2001-02.  This was attributed primarily to a $4.31 billion deposit into the RBTF, a large decrease in the net contribution from the Refund Reserve fund, and decreases in withholding, estimated tax, and 2001 tax year settlement payments.  Underlying income tax collections, measured by gross payments minus refunds, were expected to decline by $2.67 billion (10.4 percent) from 2001-02 and $1.82 billion from mid-year projections.  The large downward revision in the estimate was attributed to the significant decline in December 2002 payments and continued weakness in the financial services sector.

      User tax and fee receipts in 2002-03 were projected at $7.05 billion,
$46 million or 0.7 percent below 2001-02 collections and $53 million below mid-year projections.  The decline from 2001-02 was attributed to the increased dedication of motor vehicle fees, auto rental tax, and cigarette tax receipts to other funds, as well as declines in cigarette consumption
($227 million).  These declines were partially offset by an increase in sales tax and alcohol-related receipts of $181 million.

      Total business taxes were projected at $3.52 billion in 2002-03, $94 million below
2001-02 receipts.  Corporation and utility tax receipts in 2002-03 were expected to total
$868 million, a decrease of $104 million from 2001-02.  Business tax receipts were estimated at $320 million below mid-year projections, largely due to a more prolonged weakness in corporate earnings than anticipated and December collection results.

      The yield from other taxes in 2002-03 were estimated at $761 million,
$42 million below 2001-02 results.  The estimated decline was attributed to year-to-date collection results in the estate tax, the first full-year impact of prior year tax reductions, and the impact of the decline in equity market values on taxable estates.

      Miscellaneous receipts for 2002-03 were estimated at $4.09 billion, a
$2.46 billion increase from 2001-02.  The main increases, other than the
$1.90 billion in tobacco proceeds, are in abandoned property ($300 million from sales of securities); payments from authorities ($287 million); bond issuance charges ($158million); three large fines ($87 million); and the wireless surcharge ($38 million).  The largest decrease is in investment income ($285 million).

      Transfers from other funds in 2002-03 were estimated at $7.34 billion, an increase of $5.19 billion from 2001-02, reflecting changes in amounts available for transfer to the General Fund.  Transfers from other funds are now estimated at $4.66 billion above mid-year projections.  The increase reflects better-than-anticipated year-to-date collection experience for the sales and real estate transfer taxes, as well as a reduction in debt service requirements from the Thruway Authority, and the Comptroller's classification of the Revenue Bond Tax Fund.

      The State projects total General Fund disbursements, including transfers to other funds, of $39.79 billion in 2002-03, a net decrease of
$266 million from restated mid-year projections.  This reflects the lower spending associated with the aggressive savings efforts begun earlier this year and reestimates in General State Charges and other programs ($91 million), partially offset by higher costs primarily related to Medicaid
($100 million), the World Trade Center ($51 million), the Tuition Assistance
Program ($33 million), and the Early Intervention Program ($30 million). In addition, lower spending is reflected for the Community Projects Fund ($75 million), which was projected to occur in 2003-04 rather than 2002-03.

      Reserves and closing balances in the General Fund had been at healthy levels as a result of seven consecutive maximum deposits to the Tax
Stabilization Reserve Fund (the State's rainy day fund) and significant additional deposits made to other State reserve funds in recent years.  These reserves included the Contingency Reserve Fund (a litigation reserve), reserves set aside for revenue losses resulting from the World Trade Center attacks, a reserve for economic uncertainties, and a reserve to fund the multi-year STAR property tax cut.  Most of these reserves have now been used to help maintain budget balance in the General Fund since September 11,
2001.  The rainy day fund remains available to protect against unanticipated mid-year shortfalls.  The closing balance in the General Fund is projected to total $1.18 billion, including $710
million in the rainy day fund, $378 million in tobacco securitization reserves, $20 million in the Contingency Reserve Fund, and $75 million in the
Community Projects Fund. The closing balance of $1.18 billion at the end of the 2002-03 fiscal year is an increase of $467 million from mid-year projections.  This increase includes $378 million from the securitization of tobacco (reserved for use in 2003-04), $75 million from slower spending in the Community Projects Fund (which pays for legislative and gubernatorial initiatives), and $14 million in additional moneys deposited into the
Contingency Reserve Fund.

o     State Governmental Funds Group.  Substantially all State non-pension financial operations are accounted for in the State's governmental funds group.  Governmental funds include the following four fund types, the State's projections of receipts and disbursements in which comprise the State's
Financial Plan:

      o     the General Fund,  which is the major  operating fund of the State and receives  all receipts  that are not required by law to be deposited in another  fund,  including  most State tax receipts and certain  fees, transfers  from  other  funds  and  miscellaneous  receipts  from  other sources;
      o     Special Revenue Funds,  which account for the proceeds of specific
      revenue  sources  (other  than   expendable   trusts  or  major  capital
      projects),  such as  federal  grants,  that are  legally  restricted  to specified purposes;
            o  Capital Projects Funds, which account for financial resources of the State to be used for the acquisition or construction of major capital facilities (other than those financed by Special
               Revenue Funds, Proprietary Funds and Fiduciary Funds); and
      o     Debt  Service  Funds,   which  account  for  the  accumulation  of
      resources  (including receipts from certain taxes,  transfers from other funds and  miscellaneous  revenues,  such as dormitory room rental fees, which are  dedicated by statute for payment of  lease-purchase  rentals)
      for the payment of general  long-term debt service and related costs and
      payments  under  lease-purchase  and  contractual-obligation   financing
      arrangements.

o     Local Government Assistance Corporation.  In 1990, as part of a State fiscal reform program, legislation was enacted creating Local Government
Assistance Corporation (LGAC), a public benefit corporation empowered to issue long-term obligations to fund payments to local governments that had been traditionally funded through the State's annual seasonal borrowing.  o
The legislation also dedicated revenues equal to one percent of the four percent State sales and use tax to pay debt service on these bonds.  As of
June 1995, As of June 1995, the corporation LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, completing the program.  Thehad issued bonds and notes to provide net proceeds of $4.7 billion, completing the program.  The issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing.

      The legislation also imposed a limitation on the annual seasonal borrowing of the State except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors or factors unanticipated at the time of adoption of the budget, and provided a schedule for iteliminating it over time.  Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no tax and revenue anticipation note (TRAN) borrowing in the fifth year).  This provision thelimiting the State's seasonal borrowing practices was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.  No restrictions were placed upon the State's ability to issue deficit notes.

      As of June 1995, the corporationhad issued bonds and notes to provide net proceeds of $4.7 billion, completing the program. TheAs of June 1995, the corporationhad issued bonds and notes to provide net proceeds of $4.7 billion, completing the program. TheAs of June 1995, the corporationhad issued bonds and notes to provide net proceeds of $4.7 billion, completing the program. TheAs of June 1995, the corporationhad issued bonds and notes to provide net proceeds of $4.7 billion, completing the program. TheAs of June
1995, the corporationhad issued bonds and notes to provide net proceeds of
$4.7 billion, completing the program. TheAs of June 1995, the corporationhad issued bonds and notes to provide net proceeds of $4.7 billion, completing the program. TheAs of June 1995, the corporationhad issued bonds and notes to provide net proceeds of $4.7 billion, completing the program. TheThe impact of the LGAC reforms, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

      Authorities.  The fiscal stability of the State is related to the fiscal stability of its public Authorities.  Authorities refer to public benefit corporations created pursuant to State law, other than local authorities.  Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities.
Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.  The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its Authorities were to default on their respective obligations, especially those involving State-supported or
State-related debt. As of December 31, 2001, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was almost $101 billion, only a portion of which constitutes
State-supported or State-related debt.

      Authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities.  In addition,
State legislation authorizes several financing techniques for Authorities.
There are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to Authorities.  Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, the affected localities could seek additional State assistance if local assistance payments are diverted.  Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

      |X|   Ratings of the State's Securities.  As of December 31, 2002,
Standard & Poor's has rated the State's general obligation bonds "AA,"
Moody's has rated those bonds "A2" and Fitch has rated those bonds "AA"

      Ratings reflect only the views of the ratings organizations, and an explanation of the significance of a rating must be obtained from the rating agency furnishing the rating.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of a rating may have an effect on the market price of the State and municipal securities in which the Fund invests.

      The State's General Obligation Debt.  As of March 31, 2002, the State
had approximately $4.1 billion in general obligation bonds outstanding.
Principal and interest due on general obligation bonds were $624 million for the 2001-02 fiscal year and are estimated to be $605 million for the State's
2002-03 fiscal year.

      Pending Litigation.  The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations.  That litigation includes, but is not limited to, claims asserted against the State involving State finances and programs and arising from alleged violations of civil rights, alleged torts, alleged breaches of contracts, real property proceedings and other alleged violations of State and federal laws.  These proceedings could affect adversely the financial condition of the State in the 2002-03 fiscal year or thereafter.

      The State believes that the proposed 2002-03 Financial Plan includes sufficient reserves for the payment of judgments that may be required during the 2002-03 fiscal year.  There can be no assurance, however, that an adverse decision in any of these proceedings would not exceed the amount of all potential 2002-03 Financial Plan resources available for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 2002-03 Financial Plan.

      In addition, the State is party to other claims and litigation that either its legal counsel has advised are not probable that the State will suffer adverse court decisions or the State has determined are not material.
Although the amounts of potential losses, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position in the 2002-03 fiscal year or thereafter.
      Other Functions.  Certain localities in addition to the City have experienced financial problems and have requested and received additional
State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the
State's receipts and disbursements for the State's 2002-03 fiscal year or thereafter.

      Factors Affecting Investments in New York City Municipal Securities.
The City has a highly diversified economic base, with a substantial volume of business activity in the service, wholesale and retail trade and manufacturing industries and is the location of many securities, banking, law, accounting, news media and advertising firms.

      The City is a major seaport and focal point for international business.  Many of the major corporations headquartered in the City are multinational in scope and have extensive foreign operations.  Numerous foreign-owned companies in the United States are also headquartered in the
City.  These firms, which have increased in number substantially over the past decade, are found in all sectors of the City's economy, but are concentrated in trade, manufacturing sales offices, tourism and finance.  The
City is the location of the headquarters of the United Nations, and several affiliated organizations maintain their principal offices in the City.  A large diplomatic community exists in the City to staff the 186 missions to the United Nations and the 96 foreign consulates.

      Economic activity in the City has experienced periods of growth and recession and can be expected to experience periods of growth and recession in the future. toThe City experienced a recession in the early 1970s through the middle of that decade, followed by a period of expansion in the late
1970s through the late 1980s.  The City fell into recession again in the early 1990s which was followed by an expansion that lasted until 2001.  The
City's financial plan assumes negative economic growth during the latter half of calendar year 2001 through the first half of calendar year 2002 as a result of the September 11 attack and the national economic recession.  The
City's financial plan assumes that the City's economy will begin a slow recovery around the middle of calendar year 2002.

      The City expects total expenditures for recovery, clean up and repair efforts in the wake of the September 11, 2001 terrorist attacks on the World
Trade Center to be substantial.  The federal government has committed over
$21 billion for disaster assistance in New York, including disaster recovery and related activities, values.increased security and reconstruction of infrastructure and public facilities.  This amount includes approximately
$15.5 billion of appropriations for costs such as cleanup, economic development, job training, transit improvements, road reconstruction and grants to residences and businesses in lower Manhattan.  It also includes approximately $5.5 billion for economic stimulus programs directed primarily at businesses located in the Liberty Zone, the area surrounding the World
Trade Center site.  These programs include expanding tax credits, increasing depreciation deductions, authorizing the issuance of tax-exempt private activity bonds and expanding authority to advance refund some bonds issued to finance facilities in the City.

      The City is seeking to be reimbursed by the federal government for all of its direct costs for response and remediation of the World Trade Center site.  These costs are now expected to be substantially below previous estimates.  The City also expects to receive federal funds for costs of economic revitalization and other needs, not directly payable through the
City budget, relating to the September 11 attack.

      In addition, the State authorized the New York City Transitional
Finance Authority ("TFA") to have outstanding $2.5 billion of "Recovery
Bonds" and "Recovery Notes" to pay costs related to or arising from the
September 11 attack.  The City believes it is not possible to quantify at present with any certainty the long-term impact of the September 11 attack on the City and its economy, any economic benefits which may result from recovery and rebuilding activities and the amount of additional resources from Federal, State, City and other sources which will be required.

      For each of the 1981 through 2002 fiscal years, the City's General Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP") after discretionary and other transfers.  The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the
City will continue to maintain balanced operating results as required by
State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

      The Mayor is responsible for preparing the City's financial plan, including the City's financial plan for the 2003 through 2006 fiscal years
(referred to below as the "2003-2006 Financial Plan", or "FinancialPlan").

      Plan").  The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize.

      Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully.  Implementation of the
Financial Plan is also dependent upon the ability to market the securities of the TFA, which issues debt secured by personal income tax and sales revenues;
TSASC, Inc., which issues debt secured by revenues derived from the settlement of litigation with tobacco companies, and the New York City
Municipal Water Finance Authority ("Water Authority"), which issues debt secured by water and sewer revenues.  The TFA and TSASC were created to assist the City in financing its capital program while keeping City indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur.

      In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements.  The success of projected public sales of City, "Water Authority", TFA, TSASC and other bonds and notes will be subject to prevailing market conditions.  Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

|X|   required.The City's 2003-2006 Financial Plan.  For the 2001 and 2002
fiscal years, the City's General Fund had an operating surplus of $2.949 billion and $686 million, respectively, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers.  The 2002 fiscal year was the twenty-second consecutive year that the City had achieved an operating surplus, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers.

      The Financial Plan for the 2003 through 2006 fiscal years, released on
June 26, 2002, projected that revenues and expenditures for the 2003 fiscal year would be balanced in accordance with billionGAAP after $677 million of discretionary and other transfers in fiscal year 2002 to pay debt services and other payments due in and $3.9fiscal year 2003, and projected gaps of
$3.7 billion, $4.2 billion and $4.6 billion for fiscal years 2004 through
2006, respectively.

      The Financial Plan reflected changes since the financial plan submitted on June 13, 2001 (as amended, the "2001 Financial Plan") which decreased projected net revenues and increased projected net expenditures.  Changes in projected revenues included a decline in projected tax revenues of $1.1 billion, $1.0 billion and $963 million in fiscal years 2003 through 2005, respectively, reflecting primarily decreases in projected personal income, business and sales tax revenues as a result of the September 11 attack and the national recession.  Changes in projected revenues also included increased projected tax revenues in fiscal years 2003 through 2005 as a result of not extending a previously enacted reduction in the personal income tax 14% surcharge and a delay in the receipt of $250 million from the proposed sale of the New York City Off-Track Betting Corporation ("OTB") from fiscal year 2002 to fiscal year 2004.  Changes in projected expenditures since the 2001 Legislature.Financial Plan included:  increased pension costs for fiscal years 2003 through 2005, resulting primarily from investment losses in fiscal year 2001 and a reduction in projected investment gains in fiscal year 2002; and an increase in labor costs in fiscal years 2003 through
2005, primarily to reflect the cost of wage increases for the uniformed forces coalition above the settlement with District Council 37 of the
American Federation of State, Municipal and County Employees and the
settlement with the United Federation of Teachers.  Changes in projected expenditures also included increased expenditures in fiscal years 2003 through 2005 due to increased agency spending, increased costs for health insurance and reimbursement of eligible City retirees for Medicare Part B
Premiums, increased costs for settling claims against the City, increased education costs resulting from a reduction in State aid, increased health and welfare spending primarily for Medicaid and increased debt service costs in fiscal year 2005; and debt service savings in fiscal years 2003 and 2004.

      The Financial Plan set forth gap-closing actions to eliminate a previously projected gap for the 2003 fiscal year and to reduce projected gaps for fiscal years 2004 through 2006.  The gap-closing actions for the
2003 through 2006 fiscal years included:  additional City-wide agency savings and non-tax revenue actions for fiscal years 2003 through 2006; savings resulting from a voluntary early retirement and severance program for fiscal years 2003 through 2006; savings in fiscal years 2003 through 2006 resulting from a fringe benefit cost containment program, of which approximately $252 million in fiscal year 2003 growing to approximately $444 million in fiscal year 2006, has not yet been approved by unions representing City employees;
$1.5 billion of proceeds to be used in fiscal year 2003 from the issuance of
Recovery Bonds or Notes by the TFA to mitigate a portion of the lost tax revenues in fiscal year 2003 related to the September 11 attack; additional initiatives requiring Federal and State actions in fiscal years 2003 through
2006; and the sale of certain tax benefits in fiscal year 2003 for $100 million.

      The assumed decline in tax revenue growth reflects the September 11 attack and the national recession, which resulted in lower wage earnings, lower securities sector profits and corporate earnings, local job losses of approximately 100,000 and a disruption in tourism and related spending.
However, tax revenue projections do not reflect the continuing decline in financial services sector profits and employee income subsequent to the preparation of the Financial Plan as a result of falling equity values, which is expected to result in revisions to tax revenue projections in future modifications to the Financial Plan.  Tax revenue projections may also be subject to additional revision in the future to reflect changes in the economic forecast.  The Financial Plan assumed that the City's costs relating to the September 11 attack would be paid in substantial part from federal aid and funds provided by the TFA.  The Financial Plan also assumed collection of projected rent payments for the City's airports in the 2003 through 2005 fiscal years, which depends on the successful completion of negotiations with
The Port Authority of New York and New Jersey or the enforcement of the
City's rights under the existing leases through pending legal actions; State and federal approval of the State and Federal actions proposed by the City in the Financial Plan; and the successful completion of the sale of OTB in 2004, which will require State legislature approval.  The Financial Plan did not make any provision for wage increases, other than the pay increases discussed above for the contract period ending in fiscal year 2002.  issued.Each 1%
wage increase for all city employees costs approximately $200 million annually.  The Financial Plan provided for increased pension contributions, commencing in fiscal year 2003, based on estimated losses of 3% on investment returns in fiscal year 2002.  The City expects pension costs to increase beyond the levels provided in the Financial Plan in fiscal years 2003 through
2006 due to a decline in investment returns of 5.35% below the levels provided in the Financial Plan, partially offset in fiscal years 2003 and
2004 by changes in actuarial methodologies.

      On July 18, 2002 the Mayor announced that he was directing the Office of Management and Budget ("OMB") to reserve 7.5% of City-funded agency spending, and on October 28, 2002, OMB directed certain City agencies to identify additional savings aggregating 2% in fiscal year 2003 and 4% in fiscal year 2004.  OMB is working with agency commissioners to implement a program that accommodates these reductions by lowering City spending, or identifying alternative revenue sources, in an aggregate amount of approximately $1 billion annually starting in fiscal year 2003.  As a result of the size of the projected gaps between forecast revenues and expenditures, further revisions to the Financial Plan were expected to reflect substantial additional revenue initiatives, including proposed increased taxes, which will require City Council and/or State approval, and City proposals for additional State and Federal assistance, to eliminate the projected gap for fiscal year 2003 and to substantially reduce or eliminate the projected gap for fiscal year 2004.

      The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected.  The
Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the effects on the City economy of the
September 11 attack, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2003 through 2006 fiscal years; realization of projected interest earnings for pension fund assets and assumptions with respect to wages for City employees affecting the
City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of the Health and
Hospitals Corporation, the Board of Education and other such agencies to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs;
adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues;
the City's ability to market its securities successfully in the public credit markets; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure.  Certain of these assumptions have been questioned by the City Comptroller and other public officials.

      The City Comptroller and other agencies and public officials issue periodic reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits.  Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies.  Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.  It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

      On July 16, 2002, the City Comptroller issued a report on the adopted budget for fiscal year 2003.  In his report, the City Comptroller identified approximately $1.1 billion, $5.1 billion, $5.3 billion and $5.6 billion in risks to the Financial Plan for fiscal years 2003 through 2006, respectively, including the gaps set forth in the Financial Plan for fiscal years 2004 through 2006.  The report noted that, with appropriate monitoring and corrective action, fiscal year 2003 can be ended in balance.  However, the report also noted that the projected gap for fiscal year 2004 is the largest subsequent year gap ever projected by the City since the City achieved compliance with GAAP in 1981.

      Various actions proposed in the Financial Plan are uncertain.  If these measures cannot be implemented, the City will be required to take other actions to decrease expenditures or increase revenues to maintain a balanced financial plan.  In addition, the economic and financial condition of the
City may be affected by various financial, social, economic and other factors which could have a material effect on the City.

      The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance can be given that these estimates and projections, which include actions which the City expects will be taken but which are not within the City's control, will be realized.

      Ratings of the City's Bonds.  As of October 31, 2002, Moody's, Standard
& Poor's and Fitch rated the City's general obligations bonds A2, A and A+, respectively.  These ratings reflect only the views of Moody's, Standard &
Poor's and Fitch from which an explanation of the significance of such ratings may be obtained.  There is no assurance that those ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.  Any downward revision or withdrawal could have an adverse effect on the market prices of the City's bonds.  On July 16,
1998, Standard & Poor's revised its rating of City bonds to "A-" from "BBB+."
On September 13, 2000, Standard & Poor's revised its rating of City Bonds upward to "A."  Moody's rating of City bonds was revised in August 2000 to
"A2" from "A3."  On November 15, 2001, Moody's issued a negative outlook on
City bonds.  On March 8, 1999, Fitch revised its rating of City bonds upward to "A" from "A-" and on September 15, 2000, Fitch revised its rating to
"A+."

      The11,and and City's Outstanding Indebtedness.  As of June 30, 2002,
the City and the Municipal Assistance Corporation for the City of New York
had, respectively, $27.311 billion and $2.225 billion of outstanding net long-term debt.

      For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements.
There can be no assurance that there will not be reductions in State aid to the City from the amountsoriginally projected; that State budgets in future fiscal years will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.  In addition the federal budget negotiation process could result in a reduction or a delay in the receipt of federal grants which could have adverse effects on the City's cash flow or revenues.  The City assumes that the costs relating to the September 11 attack will be paid in substantial part from federal aid and borrowings by the TFA.

|X|   Pending Litigation.  The City is a defendant in lawsuits pertaining to material matters, including claims asserted that are incidental to performing routine governmental and other functions. That litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contract, and other violations of law and condemnation proceedings.  The City has received approximately than 2,200 notices of claims totaling approximately $12 billion relating to the September 11 attack.  While the ultimate outcome and fiscal impact, if any, on the City of such proceedings and claims arewere notcurrently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the Financial Plan.  For the fiscal year ended on June 30, 2002, the City paid $521.8 million for judgments and claims.  Expenditures for fiscal year 2002 are projected to reach $389.5 million.  The Financial Plan includes provisions for the payment of judgments and claims of $418.9 million, $440.1 million, $468.6 million and $500.1 million for the 2003 through 2006 fiscal years, respectively.  As of June 30, 2002, the City estimated its potential future liability for outstanding claims against it to be approximately $4.3 billion.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund may from time to time employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use some of them.

      |X|   Floating Rate and Variable Rate Obligations. Variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate note is based on a stated
prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury
Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate obligation meets the Fund's quality standards by reason of the backing provided by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

      |X|   Inverse Floaters and Other Derivative Investments. "Inverse
floaters" are municipal obligations on which the interest rates typically fall as market rates increase and increase as market rates fall. Changes in market interest rates or the floating rate of the security inversely affect the residual interest rate of an inverse floater. As a result, the price of an inverse floater will be considerably more volatile than that of a fixed-rate obligation when interest rates change.

      To provide investment leverage, a municipal issuer might decide to issue two variable rate obligations instead of a single long-term, fixed-rate bond. For example, the interest rate on one obligation reflects short-term interest rates. The interest rate on the other instrument, the inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by a factor of two, minus the rate paid on the short-term instrument. The two portions may be recombined to create a fixed-rate bond. The Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions. The Fund can invest up to 5% of its total assets in inverse floaters.

      Inverse floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax-exempt interest rates. As long as the municipal yield curve remains relatively steep and short term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The
Fund might invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock"
option.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps might be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      Inverse floaters are a form of derivative investment. Certain derivatives can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the
Fund if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments.
These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X|   "When-Issued" and "Delayed-Delivery" Transactions. As stated in the Prospectus, the Fund can purchase securities, up to 10% of the Fund's net assets, on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" (or "forward commitment") basis. "When-issued" or
"delayed-delivery" refers to securities whose terms and indenture have been created. A market exists for the securities, but they are not available for immediate delivery.

      These transactions are negotiated, and the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund, from time to time, may purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery might be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of these securities and could cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at the settlement of the trade.

      The Fund may engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify on its books liquid securities at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X|   Zero-Coupon Securities. The Fund can buy zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.
This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.
Original issue discount on these securities is included in the Fund's tax-free income. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|   Puts and Standby Commitments. The Fund can acquire "stand-by commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

      When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X|                 Repurchase Agreements. The Fund can acquire
securities subject to repurchase agreements. It might do so for temporary defensive purposes or for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

       In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S.
commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund cannot invest more than 20% of its total assets in taxable repurchase agreements offering taxable income.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 (the "Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission ("SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|   Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the
Fund to sell its holdings of a restricted security not registered under the
Securities Act of 1933, the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid. Illiquid securities include repurchase agreements maturing in more than seven days.

      |X|   Borrowing for Leverage. The Fund has the ability to borrow from banks on an unsecured basis in amounts limited (as a fundamental policy) to a maximum of 10% of its total assets, to invest the borrowed funds in portfolio securities. This technique is known as "leverage." The Fund may borrow only from banks. As a fundamental policy, borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of the Fund's assets fails to meet this
300% asset coverage requirement, the Fund is required to reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the
Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      The Fund has entered into an agreement enabling it to participate with other OppenheimerFunds in an unsecured line of credit with a bank. Interest is charged to each fund based on its respective borrowings. The Fund pays a commitment fee equal to its pro rata share of the average amortized amount of the credit line. This fee is described in the notes to the Financial
Statements at the end of this Statement of Additional Information.

      |X|   Hedging. The Fund can use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund could:
o     buy puts on securities, or
o     write covered calls on securities. Covered calls can also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The particular options the Fund can use are described below. The Fund may employ other hedging instruments and strategies in the future, if those investment methods are consistent with the Fund's investment objective, are permissible under applicable regulations governing the Fund and are approved by the
Fund's Board of Trustees.

o     Put and Call Options. The Fund can buy and sell certain kinds of put options (puts) and call options (calls). These strategies are described below.

o     Writing Covered Call Options. The Fund can write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:
(1)   Calls the Fund sells must be listed on a national securities exchange.
(2)   Each call the Fund writes must be "covered" while it is outstanding.
                  That means the Fund must own the investment on which the
                  call was written.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      The Fund's custodian bank, or a securities depository acting for the custodian, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund, they are taxable as ordinary income.

o     Purchasing Calls and Puts. The Fund may buy calls only to close out a call it has written, as discussed above. Calls the Fund buys must be listed on a securities exchange. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

      The Fund may buy only those puts that relate to securities that the
Fund owns or broadly-based municipal bond indices. The Fund may not sell puts other than puts it has previously purchased, to close out a position.

      When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

o     Risks of Hedging with Options. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions might be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash
(that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of debt securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities. However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could experience losses.

o     Regulatory Aspects of Hedging Instruments. Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions.
An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      |X|   Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover."
Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve capital gains, because they would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 50%.

|X|   Temporary Defensive and Interim Investments.  The securities the Fund can invest in for temporary defensive purposes include the following:
o     short-term municipal securities;
o     obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
o     corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
o     commercial paper rated "A-1" by Standard & Poors, or having a comparable rating by another nationally-recognized rating agency;
            and
o     certificates of deposit of domestic banks with assets of $1 billion or more.

      The Fund also might hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of these temporary defensive or interim investments may not be tax-exempt. Therefore when making those investments, the Fund might not achieve its objective.

      |X|   Investments in Other Investment Companies. On a temporary basis, the Fund can invest up to 5% of its total assets in shares of other investment companies that have an investment objective of seeking income exempt from federal, New York State and New York City personal income taxes.
It can invest up to 5% of its total assets in any one investment company (but cannot own more than 3% of the outstanding voting stock of that company).
These limits do not apply to shares acquired in a merger, consolidation, reorganization or acquisition of another investment company. Because the Fund would be subject to its ratable share of the other investment company's expenses in addition to its own expenses, the Fund will not make these investments unless the Manager believes that the potential investment benefits justify the added costs and expenses.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is not a fundamental policy, but will not be changed without approval by the Fund's Board of Trustees and notice to shareholders. Other policies described in the Prospectus or this Statement of
Additional Information are "fundamental" only if they are identified as such.
The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this
Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

       Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

o     The Fund cannot invest in common stocks, preferred stocks, warrants or other equity securities.

o     The Fund cannot make loans to others except in accordance with the
Fund's investment objective and policies. The Fund can also enter into contracts that compensate service providers by means of compensating balances.

o     The Fund cannot mortgage or pledge any of its assets, and the Fund can borrow money only from a bank for temporary or emergency purposes or for investment purposes in amounts not exceeding 10% of its total assets. When borrowings are made for investment purposes, the Fund must comply with the provisions of the Investment Company Act that require the Fund to maintain asset coverage of at least 300% of all such borrowings. If asset coverage should fall below 300%, the Fund will be required to reduce its borrowings within three days to the extent needed to meet the 300% asset coverage requirement.

o     The Fund cannot purchase the securities of any issuer if the Fund would then own more than 10% of the voting securities of that issuer.

o     The Fund cannot invest more than 25% of its assets in any industry or industries. However, the Fund can invest more than 25% of its assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. Industrial revenue bonds whose interest and principal payments are the responsibility of companies within the same industry are grouped together as an "industry" for the purpose of this restriction.

o     The Fund cannot purchase or sell real estate, real estate investment trust securities, commodities, commodity contracts, or oil or gas interests.
However, the Fund can invest in municipal securities that are secured by real estate or interests in real estate.

o     The Fund cannot invest in companies for the purpose of exercising control or management.
o     The Fund cannot sell securities short, purchase securities on margin, or write put options. The Fund can purchase securities that have puts attached.

o     The Fund cannot underwrite securities of other issuers. A permitted exception is in case the purchase of municipal obligations in accordance with the Fund's investment objective and policies is deemed to be an underwriting, whether the Fund buys the securities directly from the issuer or from an underwriter for an issuer.

o     The Fund cannot invest in or hold securities of any issuer if Trustees of the Fund own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

o     The Fund cannot issue "senior securities."

         On November 10, 1998, the Board of Trustees of the Fund changed the
Fund's classification under the Investment Company Act from "non-diversified"
to "diversified." That change did not require the approval of shareholders.
In making that change, the Fund has adopted an operating policy on diversification of its investments (which amplifies the restriction, stated
above against owning more than 10% of the voting securities of any issuer).
This policy cannot be changed without the approval of shareholders as in the case of a "fundamental" policy. Under this policy,

o     With respect to 75% of its assets, the Fund cannot purchase securities issued or guaranteed by any one issuer (other than the U.S. government or its agencies or instrumentalities), if more than 5% of the Fund's total assets would be invested in securities of that issuer.

      Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      |X|   Does the Fund Have Any Restrictions That Are Not Fundamental? The
Fund operates under certain investment restrictions which are non-fundamental investment policies of the Fund and which can be changed by the Board without shareholder approval. These restrictions provide that:

o     In carrying out its fundamental policy prohibiting concentration of its assets, the Fund has an operating policy that the Fund cannot invest 25% or more of its assets in any particular industry or group of related industries.
Subject to the Fund's policy on concentration, the Fund may invest more than
25% of its total assets in a particular segment of the municipal securities market, such as general obligation bonds, pollution control bonds, hospital bonds or any other industry segment listed in Appendix B to this Statement of
Additional Information. In that case, economic, business, political or other events affecting that segment or an issuer in that segment might affect the value of other bonds of issuers in the same segment and therefore would increase the Fund's exposure to market risks.

         In applying its policy prohibiting the issuance of senior
securities, the Fund interprets that policy not to prohibit certain investment activities for which assets of the Fund are designated as segregated to cover the related obligations. Examples of those activities include borrowing money, repurchase agreements, delayed-delivery and when-issued transactions and contracts to buy or sell derivatives.

o     For the purposes of the Fund's policy regarding minimum investments in the tax-exempt securities, the minimum investment requirement is based on net assets plus borrowings used for investment purposes.

Diversification. The Fund intends to be "diversified" as defined in the
Investment Company Act and to satisfy the restrictions against investing too much of its assets in any one "issuer" as set forth in the restrictions above. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

How the Fund Is Managed

Organization and History. The Fund is a series of Rochester Portfolio Series, which was organized in June 1991 as a Massachusetts business trust (the trust is referred to in this section as the "Fund's parent Trust" or the "Trust").
The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund is currently the only series of the Trust.

      |X|   Classes of Shares. The Trustees are authorized, without
shareholder approval, to create new series and classes of shares. The
Trustees may reclassify unissued shares of the Fund into additional series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has four classes of shares: Class A, Class B, Class
C and Class X. Class X shares are no longer offered for sale. They are described below in "Classes of Shares." Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X|   Meetings of Shareholders.  As a Massachusetts business trust, the
Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less.
The Trustees may also take other action as permitted by the Investment
Company Act.

      |X|   Shareholder and Trustee Liability.  The Trust's Declaration of
Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a
"partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner"
of the Fund's parent Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of FundTrustees and Oversight Committees. The Fund and its parent Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Board of Trustees has an Audit Committee which is comprised solely of Independent Trustees.  The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor.
The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditors concerning the Fund's internal accounting procedures and controls, and reviews reports of the Manager's internal auditor among other duties as set forth in the Committee's charter.  The members of the Audit Committee are
Paul Clinton (Chairman), Thomas Courtney, Robert Galli, Lacy Herrmann and
Brian Wruble.  The Audit Committee met four times during the Fund's fiscal year ended December 31, 2002.

Trustees and Officers of the Fund.The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and theprincipal occupations and business affiliations during the past five years are listed below.  Each of the Trustees is an "Independent Trustee," as defined in thebelow.  Each of the Trustees is an "Independent Trustee," as
defined in the Each of the Trustees is an "Independent Trustee," as defined
in the1940 Act.   Each of the Trustees is an "Independent Trustee," as
defined in the1940 Act.   Investment Company Act. The Fund's Trustees and
officers and their positions held with the Fund and length of service in such position(s) andthebelow.  Each of the Trustees is an "Independent Trustee,"
as defined in theEach of the Trustees is an "Independent Trustee," as defined in the 1940 Act.  ir principal occupations and business affiliations during the past five years are listed in the chart below. The information for the
Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following Oppenheimer funds1funds (except for Mr. Cannon who is only a Trustee of Rochester Fund Municipals, Limited-Term New York
Municipal Fund and Convertible Securities Fund) (referred to as "Board III
Funds"):

Oppenheimer Quest For Value Funds, a
series fund having the following
three series:
  Oppenheimer Small Cap Value Fund,
  Oppenheimer Quest Balanced Value
  Fund and
  Oppenheimer Quest Opportunity Value
  Fund                                 Oppenheimer Quest Global Value Fund, Inc.
                                       Oppenheimer Quest Capital Value Fund, Inc.
                                       Oppenheimer Quest Value Fund, Inc.
Rochester Portfolio Series, a series      Bond Fund Series, a series fund
fund having one series: Limited-Term New  having one series: Oppenheimer
York Municipal Fund                       Convertible Securities Fund
Rochester Fund Municipals                 Oppenheimer MidCap Fund

      In addition to being a ortrustee or directoror  of the Board III Funds,
Mr. Galli is also a director or trustee of 31 other portfolios in the
OppenheimerFunds complex. Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other
Oppenheimer  complex.funds at net asset value without sales charge.  The sales charges on Class A shares is waived for that  group  because of the  economies of sales efforts realized by the Distributor.
      Messrs. Murphy, Fielding, Mses.Masterson, Molleur, Vottiero, Wixted and
Zack, and Mses. Bechtolt, Feld and Ives who are officers of the Fund, respectively hold the same offices of one or more of the other Board III
Funds as with the Fund. As of January 30, 2003 the Trustees and officers of the Fund, as a group, owned of Arecord or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each
Independent Trustee, and his or her family members, do not own securities of either the Manager or Distributor of the Board III Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

      The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------

  Independent
   Trustees

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-------------------------------------------------------------------------------------

Name,           Principal Occupation(s) During Past 5 Years; Dollar   Aggregate
Position(s)                                                           Dollar
Held with Fund,                                                       Range Of
Length of                                                     ange    Shares
Service,        Oth                                          Rf       Beneficially
Age             Truer Trusteeships/Directorships Held by     ohares   Owned in
                Numstee;                                     SeneficiaAny of the
                Curber of Portfolios in Fund Complex         Bwned    Oppenheimer
                   rently Overseen by Trustee                On the   Funds
                                                             iund     Overseen
                                                             F        by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Thomas W.       Principal  of  Courtney   Associates,   Inc.    $0    $10,001-$50,000
Courtney,       (venture   capital  firm);   former  General
Chairman of     Partner of  Trivest  Venture  Fund  (private
the Board of    venture capital fund);  former  President of
Trustees,       Investment  Counseling  Federated Investors,
Trustee since   Inc.;  Trustee of Cash Assets Trust, a money
1996            market fund;  Director of OCC Cash Reserves,
Age: 69         Inc. and Trustee of OCC Accumulation  Trust,
                both  of  which  are   open-end   investment
                companies;   Trustee   of  four   funds  for
                Pacific   Capital  and  Tax  Free  Trust  of
                Arizona.   Oversees  10  portfolios  in  the
                OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John Cannon,    Director,  Neuberger  Berman Income Managers    $0    $1-$10,000
Trustee, since  Trust,  Neuberger & Berman  Income Funds and
1992            Neuberger   Berman  Trust,   (1995-present);
Age: 73         Neuberger   Berman  Equity  Funds  (November
                2000-present);   Trustee,  Neuberger  Berman
                Mutual   Funds    (October    1994-present);
                formerly   Chairman   and   Treasurer,   CDC
                Associates,  a registered investment adviser
                (December  1993-February 1996);  Independent
                Consultant;  Chief Investment  Officer,  CDC
                Associates (1996-June 2000);  Consultant and
                director,     CDC    Associates    (December
                1993-February  1999).  Oversees 3 portfolios
                in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Paul Y.         Principal of Clinton Management  Associates,
Clinton,        a financial and venture  capital  consulting
Trustee, since  firm;  Trustee  of Capital  Cash  Management
1996 Age: 71    Trust,    a    money-market     fund,    and
                Narragansett  Tax-Free  Fund,  a  tax-exempt
                bond fund;  Director  of OCC Cash  Reserves,
                Inc. and Trustee of OCC Accumulation  Trust,
                both  of  which  are   open-end   investment
                companies.   Formerly:   Director,  External
                Affairs,  Kravco  Corporation,   a  national
                real estate  owner and  property  management
                corporation;  President of Essex  Management
                Corporation,    a   management    consulting
                company;   a  general   partner  of  Capital
                Growth Fund, a venture capital  partnership;
                a   general   partner   of   Essex   Limited
                Partnership,   an  investment   partnership;    $0    Over
                President   of  Geneve   Corp.,   a  venture          $100,000
                capital fund;  Chairman of Woodland  Capital
                Corp., a small business  investment company;
                and  Vice  President  of  W.R.  Grace  & Co.
                Oversees     10     portfolios     in    the
                OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G.       A trustee or director  of other  Oppenheimer    $0    Over
Galli,          funds.  Formerly  Trustee (May 2000 to 2002)
Trustee since   of Research  Foundation of AIMR  (investment
1998            research,   non-profit)  and  Vice  Chairman
Age: 69         (October    1995-December   1997)   of   the
                Manager.   Oversees  41  portfolios  in  the          $100,000
                OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lacy B.         Chairman  and  Chief  Executive  Officer  of    $0    $10,001-$50,000
Herrmann,       Aquila    Management    Corporation,     the
Trustee since   sponsoring    organization    and   manager,
1996            administrator   and/or  sub-adviser  to  the
Age: 73         following  open-end  investment   companies,
                and  Chairman of the Board of  Trustees  and
                President of each:  Churchill  Cash Reserves
                Trust,  Aquila-Cascadia Equity Fund, Pacific
                Capital Cash Assets Trust,  Pacific  Capital
                U.S.  Treasuries Cash Assets Trust,  Pacific
                Capital  Tax-Free Cash Assets  Trust,  Prime
                Cash  Fund,  Narragansett  Insured  Tax-Free
                Income   Fund,   Tax-Free   Fund  For  Utah,
                Churchill   Tax-Free   Fund   of   Kentucky,
                Tax-Free  Fund of Colorado,  Tax-Free  Trust
                of  Oregon,   Tax-Free   Trust  of  Arizona,
                Hawaiian  Tax-Free  Trust,  and Aquila Rocky
                Mountain   Equity  Fund;   Vice   President,
                Director,  Secretary, and formerly Treasurer
                of Aquila  Distributors,  Inc.,  distributor
                of the above funds;  President  and Chairman
                of the Board of  Trustees  of  Capital  Cash
                Management  Trust  ("CCMT"),  and an Officer
                and  Trustee/Director  of its  predecessors;
                President  and  Director of STCM  Management
                Company,  Inc., sponsor and adviser to CCMT;
                Chairman,  President and a Director of InCap
                Management       Corporation,       formerly
                sub-adviser and  administrator of Prime Cash
                Fund  and   Short   Term   Asset   Reserves;
                Director  of OCC Cash  Reserves,  Inc.,  and
                Trustee of OCC Accumulation  Trust,  both of
                which  are  open-end  investment  companies;
                Trustee   Emeritus   of  Brown   University.
                Oversees     10     portfolios     in    the
                OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Wruble,      Special  Limited  Partner  (since  January $10,001 -  Over
Trustee since 2001 1999) of Odyssey Investment Partners,  LLC
Age: 59            (private   equity   investment);   General
                   Partner (since  September 1996) of Odyssey
                   Partners,     L.P.    (hedge    fund    in
                   distribution   since  1/1/97);   Board  of
                   Governing  Trustees (since August 1990) of
                   The   Jackson   Laboratory   (non-profit);
                   Trustee  (since May 1992) of Institute for
                   Advanced  Study  (educational  institute);
                   Trustee   (since  May  2000)  of  Research $50,000    $100,000
                   Foundation of AIMR  (investment  research,
                   non-profit);   formerly  Governor,  Jerome
                   Levy  Economics  Institute of Bard College
                   (economics        research)        (August
                   1990-September  2001);  Director  of Ray &
                   Berendtson,  Inc.  (executive search firm)
                   (May   2000-April   2002).   Oversees   10
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. Molleur, Murphy and Zack and Ms. Feld, 498 Seventh Avenue, New York,
NY 10018, for Messrs. Masterson, Vottiero and Wixted and Mses. Bechtolt and
Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924, for Mr. Fielding, 350
Linden Oaks, Rochester, NY 14625. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------

                                Officers of the Fund

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                         Principal Occupation(s) During Past 5 Years
Position(s) Held with F
Length of Service,
Age                    und,

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Ronald H. Fielding, Vice      Senior Vice President (since January 1996) of the
President and Portfolio       Manager; Chairman of the Rochester Division of the
Manager since 1996            Manager (since January 1996); an officer of 9
Age:  53                      portfolios in the OppenheimerFunds complex; prior
                              to joining the Manager in January 1996, he was
                              President and a director of Rochester Capital
                              Advisors, Inc. (1993 - 1995), the Fund's prior
                              investment advisor, and of Rochester Fund Services,
                              Inc. (1986 - 1995), the Fund's prior distributor;
                              President and a trustee of Limited Term New York
                              Municipal Fund (1991 - 1995), Oppenheimer
                              Convertible Securities Fund (1986 - 1995) and
                              Rochester Fund Municipals (1986 - 1995); President
                              and a director of Rochester Tax Managed Fund, Inc.
                              (1982 - 1995) and of Fielding Management Company,
                              Inc. (1982 - 1995), an investment advisor.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,               Chairman,   Chief  Executive  Officer  and  director
President since 2001          (since  June 2001) and  President  (since  September
Age: 53                       2000) of the  Manager;  President  and a director or
                              trustee of other Oppenheimer funds;  President and a
                              director    (since   July   2001)   of   Oppenheimer
                              Acquisition  Corp.  (the  Manager's  parent  holding
                              company) and of  Oppenheimer  Partnership  Holdings,
                              Inc. (a holding company  subsidiary of the Manager);
                              a    director     (since     November    2001)    of
                              OppenheimerFunds  Distributor, Inc. (a subsidiary of
                              the  Manager);  Chairman and a director  (since July
                              2001)  of   Shareholder   Services,   Inc.   and  of
                              Shareholder   Financial  Services,   Inc.  (transfer
                              agent subsidiaries of the Manager);  President and a
                              director  (since  July  2001)  of   OppenheimerFunds
                              Legacy   Program   (a   charitable   trust   program
                              established  by  the  Manager);  a  director  of the
                              investment  advisory  subsidiaries  of the  Manager:
                              OFI  Institutional   Asset   Management,   Inc.  and
                              Centennial  Asset  Management   Corporation   (since
                              November   2001),   HarbourView   Asset   Management
                              Corporation  and  OFI  Private   Investments,   Inc.
                              (since  July  2001);  President  (since  November 1,
                              2001)  and  a   director   (since   July   2001)  of
                              Oppenheimer Real Asset Management,  Inc.; a director
                              (since   November   2001)  of   Trinity   Investment
                              Management   Corp.   and  Tremont   Advisers,   Inc.
                              (Investment  advisory  affiliates  of the  Manager);
                              Executive  Vice President  (since  February 1997) of
                              Massachusetts  Mutual Life  Insurance  Company  (the
                              Manager's  parent  company);  a director (since June
                              1995)  of DLB  Acquisition  Corporation  (a  holding
                              company  that owns the  shares of David L.  Babson &
                              Company,  Inc.);  formerly,  Chief Operating Officer
                              (September   2000-June   2001)   of   the   Manager;
                              President and trustee (November  1999-November 2001)
                              of  MML  Series   Investment   Fund  and  MassMutual
                              Institutional     Funds     (open-end     investment
                              companies);  a director (September 1999-August 2000)
                              of C.M. Life  Insurance  Company;  President,  Chief
                              Executive    Officer   and    director    (September
                              1999-August  2000) of MML Bay State  Life  Insurance
                              Company;   a  director  (June   1989-June  1998)  of
                              Emerald Isle  Bancorp and  Hibernia  Savings Bank (a
                              wholly-owned  subsidiary  of Emerald Isle  Bancorp).
                              Oversees  69  portfolios  in  the   OppenheimerFunds
                              complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,              Senior Vice  President  and  Treasurer  (since March
Treasurer, Principal          1999) of the Manager;  Treasurer  (since March 1999)
Financial and Accounting      of   HarbourView   Asset   Management   Corporation,
Officer since 1999            Shareholder Services,  Inc.,  Oppenheimer Real Asset
Age: 42                       Management   Corporation,    Shareholder   Financial
                              Services,  Inc.,  Oppenheimer  Partnership Holdings,
                              Inc.,  OFI Private  Investments,  Inc.  (since March
                              2000),   OppenheimerFunds   International  Ltd.  and
                              Oppenheimer  Millennium  Funds plc  (since May 2000)
                              and OFI Institutional Asset Management,  Inc. (since
                              November    2000)    (offshore    fund    management
                              subsidiaries  of the  Manager);  Treasurer and Chief
                              Financial  Officer  (since May 2000) of  Oppenheimer
                              Trust  Company (a trust  company  subsidiary  of the
                              Manager);  Assistant Treasurer (since March 1999) of
                              Oppenheimer  Acquisition Corp. and  OppenheimerFunds
                              Legacy   Program   (since  April   2000);   formerly
                              Principal  and  Chief   Operating   Officer   (March
                              1995-March 1999),  Bankers Trust Company-Mutual Fund
                              Services  Division.  An officer of 85  portfolios in
                              the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,              Assistant Vice President of the Manager  (since
Assistant Treasurer since     September 1998); formerly Manager/Fund Accounting
2002                          (September 1994-September 1998) of the Manager. An
Age: 39                       officer of 85 portfolios in the OppenheimerFunds
                              complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,              Vice   President/Fund   Accounting  of  the  Manager
Assistant Treasurer since     (since      March      2002;      formerly      Vice
2002                          President/Corporate  Accounting of the Manager (July
Age: 39                       1999-March   2002)  prior  to  which  he  was  Chief
                              Financial  Officer  at  Sovlink  Corporation  (April
                              1996-June  1999). An officer of 85 portfolios in the
                              OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,               Senior Vice  President  (since May 1985) and General
Secretary since 2001          Counsel  (since   February  2002)  of  the  Manager;
Age: 54                       General  Counsel  and  a  director  (since  November
                              2001) of OppenheimerFunds Distributor,  Inc.; Senior
                              Vice President and General  Counsel (since  November
                              2001) of HarbourView  Asset Management  Corporation;
                              Vice President and a director  (since November 2000)
                              of Oppenheimer  Partnership  Holdings,  Inc.; Senior
                              Vice  President,  General  Counsel  and  a  director
                              (since  November  2001)  of  Shareholder   Services,
                              Inc.,  Shareholder  Financial  Services,  Inc.,  OFI
                              Private   Investments,   Inc.,   Oppenheimer   Trust
                              Company  and  OFI  Institutional  Asset  Management,
                              Inc.;  General  Counsel  (since  November  2001)  of
                              Centennial Asset Management Corporation;  a director
                              (since  November  2001) of  Oppenheimer  Real  Asset
                              Management,   Inc.;   Assistant   Secretary   and  a
                              director (since  November 2001) of  OppenheimerFunds
                              International  Ltd.; Vice President  (since November
                              2001) of OppenheimerFunds Legacy Program;  Secretary
                              (since  November  2001) of  Oppenheimer  Acquisition
                              Corp.;  formerly  Acting General  Counsel  (November
                              2001-February  2002) and Associate  General  Counsel
                              (May  1981-October  2001) of the Manager;  Assistant
                              Secretary  of   Shareholder   Services,   Inc.  (May
                              1985-November    2001),     Shareholder    Financial
                              Services,   Inc.  (November   1989-November   2001);
                              OppenheimerFunds  International Ltd. and Oppenheimer
                              Millennium Funds plc (October  1997-November  2001).
                              An officer of 85 portfolios in the  OppenheimerFunds
                              complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,            Vice  President and Senior Counsel (since July 1999)
Assistant Secretary since     of the Manager;  Vice President (since June 1990) of
2001                          OppenheimerFunds  Distributor,  Inc.; Director, Vice
Age: 44                       President and Assistant  Secretary (since June 1999)
                              of Centennial  Asset  Management  Corporation;  Vice
                              President  (since  1997) of  Oppenheimer  Real Asset
                              Management,   Inc.;   formerly  Vice  President  and
                              Associate  Counsel of the  Manager  (June  1990-July
                              1999).   An   officer  of  85   portfolios   in  the
                              OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,             Vice  President  and Assistant  Counsel  (since June
Assistant Secretary since     1998) of the Manager;  Vice  President  (since 1999)
2001                          of   OppenheimerFunds   Distributor,    Inc.;   Vice
Age: 36                       President  and Assistant  Secretary  (since 1999) of
                              Shareholder  Services,   Inc.;  Assistant  Secretary
                              (since  December  2001) of  OppenheimerFunds  Legacy
                              Program and Shareholder  Financial  Services,  Inc.;
                              formerly  Assistant  Vice  President  and  Assistant
                              Counsel  of the  Manager  (August  1997-June  1998);
                              Assistant    Counsel   of   the   Manager    (August
                              1994-August  1997).  An officer of 85  portfolios in
                              the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip T. Masterson,   Vice President and Assistant Counsel of the Manager (since
Assistant Secretary    July 1998); formerly, an associate with Davis, Graham, &
since 2002             Stubbs LLP (January 1997-June 1998). An officer of 85
Age: 38                portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,      Vice  President and Senior Counsel of the Manager (since July
Assistant Secretary    1999);  formerly a Vice  President and  Associate  Counsel of
since 2001             the  Manager  (September  1995-July  1999).  An officer of 82
Age: 44                portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      Remuneration of Trustees. The officers of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. The Trustees of the
Fund received the compensation shown below from the Fund during the Fund's fiscal year ended December 31, 2002. The compensation from all 10 of the
Board III Funds (including the Fund) represents compensation received orfor serving as a director or trustee and member of a committee (if applicable) of
the boards of those funds during the calendar year |X|      2002. The amounts
shown for Mr. Cannon relate solely to Rochester Fund Municipals, Limited Term
New York Municipal Fund and Oppenheimer Convertible Securities Fund, as Mr.
Cannon serves as Trustee of those Board III Funds only.

---------------------------------------------------------------------------------

Trustee Name and Other Fund       Aggregate       Retirement       Estimated      Total Compensation From All Oppenheimer Funds For Which Individual Serves As
                                                                     Annual      Trustee/Director
                                                   Benefits        Retirement
                                               Accrued as Part   Benefits to be
Position(s)                     Compensation       of Fund         Paid Upon
(as applicable)                  From Fund1        Expenses       Retirement2

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas W. Courtney      $11,923       $5,498       $63,738         $103,959
Chairman and
Audit Committee
Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Cannon3            $10,277       $4,889       $16,962          $36,087

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Y. Clinton
Audit Committee         $11,445       $4,182       $63,738          $99,793
Chairman

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Galli
Audit Committee         $10,623       $7,915       $55,6784        $198,3865
Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lacy B. Herrmann
Audit Committee         $10,623       $1,575       $63,702          $92,626
Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Wruble            $10,967       $1,319        $7,606          $95,626
Audit Committee
Member

---------------------------------------------------------------------------------

Aggregate Compensation From Fund includes fees and deferred  compensation,  if any, for a Trustee.
Estimated Annual Retirement  Benefits to be Paid Upon Retirement is based on a straight life payment plan election.
3.    Compensation  for Mr.  Cannon  was paid by  Rochester  Fund  Municipals,
   Limited  Term  New  York   Municipal  Fund  and   Oppenheimer   Convertible
   Securities Fund only.
4.    The amount shown for Mr. Galli includes $30,689  estimated to be paid to him for  serving as a trustee or  director  of 31 other  Oppenheimer  funds that are not Board III Funds.
5.    Includes  $105,760  paid to Mr. Galli for serving as trustee or director of 31 other Oppenheimer funds that are not Board III Funds.

|X|   Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as Trustee for any of the Board III Funds listed above for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service.

      |X|   Deferred Compensation Plan for Trustees. The Board of Trustees
has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X|   Major Shareholders. As of January 30, 2003, the only person who owned of record or who were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares was:

      EMANUEL GRUSS & RIANE GRUSS JT TEN WROS, 74 Broad Street, New York, NY
      10004, who owned 152,905.198 Class X shares (representing 6.80% of the
      Class X shares then outstanding.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X|   Code of Ethics.  The Fund, the Manager and the Distributor have a
Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager.  The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the
SEC's Internet website at http://www.sec.gov. Copies may be obtained, after
                          ------------------
paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
         -------------------
Section, Washington, D.C. 20549-0102.

      |X|   The Investment Advisory Agreement. The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the
Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to disinterested Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the
Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the
Manager during its last three fiscal years are listed below.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains by reason of good faith errors or omissions on its part with respect to any of its duties under the agreement. The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor.

o     Accounting and Administrative Services. The Manager provides accounting and administrative services to the Fund pursuant to an Accounting and
Administration Agreement approved by the Board of Trustees. Under that agreement, the Manager maintains the general ledger accounts and records relating to the Fund's business and calculates the daily net asset values of the Fund's shares. The Accounting and Administrative Services fees paid by the Fund to the Manager during its last three fiscal years are listed below.

---------------------------------------------------------------------------------
  Fiscal Year       Management Fee Paid to       Accounting and Administrative
                                                      Services Fee Paid to
  Ended 12/31       OppenheimerFunds, Inc.           OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     2000                 $4,863,251                        $354,630
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

     2001                 $5,333,664                        $389,893

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

     2002                 $9,423,561                        $699,603

---------------------------------------------------------------------------------

         |X|      Annual Approval of Investment Advisory Agreement. Each
year, the Board of Trustees, including a majority of the Independent
Trustees, is required to approve the renewal of the investment advisory agreement. The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The
Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;

o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the

         Fund from its relationship with the Manager; and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the
         Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities
         Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The
Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful deliberation, the Board of concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year. In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions. Under the agreement, the Manager may employ those broker-dealers (including "affiliated" brokers, as that term is defined in the Investment Company Act) that, in the Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions. "Best execution"
refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding.
However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.
The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.
Subject to those other considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally the Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.
Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.

      The Fund seeks to obtain prompt execution of orders at the most favorable net prices. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the optionrelates.

relates. Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received by the
Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board of the Fund about the commissions paid to brokers furnishing research services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

-----------------------------------------------------------------
Fiscal Year Ended 12/31    Total Brokerage Commissions Paid by
                                        the Fund1
-----------------------------------------------------------------
         ----------------------------------------------------------------
                  2000                            None
         ----------------------------------------------------------------
         ----------------------------------------------------------------
                  2001                            None
         ----------------------------------------------------------------
-----------------------------------------------------------------

          2002                            None

-----------------------------------------------------------------

        1. Amounts do not include spreads or commissions on principal amounts on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the
Distributor.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the
Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below:

 ------------------------------------------------------------------------------
 Fiscal   Aggregate     Class A      Concessions    Concessions  Concessions
          Front-End     Front-End
          Sales         Sales        on Class A     on Class B   on Class C
 Year     Charges on    Charges      Shares         Shares       Shares
 Ended    Class A       Retained by  Advanced by    Advanced by  Advanced by
 12/31:   Shares        Distributor  Distributor1   Distributor1 Distributor1
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2000     $714,491      $151,709      $120,470      $367,648     $140,072
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2001    $3,175,203     $580,635      $532,158     $1,801,030   $1,714,796
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

   2002    $8,438,943    $1,591,809    $1,190,564    $5,756,847   $6,360,590

 ------------------------------------------------------------------------------

1.    The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale. During the fiscal year ended
   12/31/97, the Fund also offered Class X shares (previously designated as
   Class B shares). The Fund ceased to offer Class X shares after January 5,
   1998. The concessions advanced by the Distributor on sales of Class X shares during 2002 was $300.

-------------------------------------------------------------------------------
Fiscal Year  Class A          Class B         Class C          Class X
             Contingent       Contingent      Contingent       Contingent
             Deferred Sales   Deferred Sales  Deferred Sales   Deferred Sales
             Charges          Charges         Charges          Charge
             Retained by      Retained        Retained by      Retained by
Ended 12/31: Distributor      by Distributor  Distributor      Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2002         $149,891        $431,711         $330,896         $3,377

-------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for its
Class A shares and Distribution and Service Plans for its Class B, Class C
and Class X shares under Rule 12b-1 of the Investment Company Act. Under those plans, the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees of the Fund, including a majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan.

      Under the plans the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use profits from the advisory fee it receives from the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make to plan recipients from their own resources.

      Unless a plan is terminated as described below, the plan continues in effect from year to year, but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders of the class affected by the amendment. Because Class B and Class X shares automatically convert into Class A shares after six years, the Fund must obtain the approval of Class A as well as Class B and Class X shareholders for an amendment to the Class A plan that would materially increase the amount to be paid under that plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Fund's Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made.
Those reports are subject to the review and approval of the Independent
Trustees in the exercise of their fiduciary duty.

      Each plan states that while it is in effect, the selection or replacement and nomination of those Trustees of the Fund who are not
"interested persons" of the Fund is committed to the discretion of the
Independent Trustees. This provision does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent
Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the
fees at the maximum rate allowed under the Class A, Class B and Class C plans and has set no minimum asset amount needed to qualify for payments. The Class
X plan permits the Fund to pay an asset-based sales charge of up to 0.75% per year of average daily net assets attributable to Class X shares, but the
Board of Trustees has set that asset-based sales charge 0.50% per year of the average daily net assets attributable to Class X shares.

      |X|   Class A Service Plan. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the service providers or their customers.

      For the fiscal year ended December 31, 2002, payments under the Plan for Class A shares totaled $3,563,919, all of which was paid by the
Distributor to recipients. . That amount included $62,069 paid to an affiliate of the Distributor. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

      |X|   Class B, Class C and Class X Service and Distribution Plan Fees.
Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the
Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plans during that period. The types of services that recipients provide are similar to the services provided under the Class A plan, described above. Under the Class X plan, the Distributor receives a service fee of 0.25% of the average annual net assets of Class X shares and makes payments to plan recipients quarterly at an annual rate not to exceed
0.25% of the average net assets of Class X shares held in accounts of the service providers or their customers.

      Each Plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are purchased, the Distributor makes payments quarterly on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for an advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and increases Class X expenses by 0.50% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B and
Class X shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fees and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares.from The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:

o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B and Class C shares,

o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,

o     may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------

     Distribution Fees Paid to the Distributor for the Year Ended 12/31/02

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan    $2,612,266    $2,256,9071       $6,431,713           1.68%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan    $5,723,938    $4,062,9782       $13,576,409          1.52%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

$804             $136,101       $91,1063         $673,846            5.25%

Class X Plan

---------------------------------------------------------------------------------

1.    Includes  $2,541  paid  to an  affiliate  of  the  Distributor's  parent company.
2.    Includes  $13,411  paid  to an  affiliate  of the  Distributor's  parent company.
Includes $563 paid to an affiliate of the Distributor's parent company.

      theAll payments under the Class B and the Class C plans are subject to the limitations imposed by the Conduct Rules of the National Association of
Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value"
and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the one-, five- and
10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement
(or its submission for publication). Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

      o     Yields and total returns measure the performance of a
hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.

o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.
o     Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period.
It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

       Standardized a-b    +1)6
                    ---
       Yield = 2 [(        -1]

                           ------

                       cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and
Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o     Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to  compare  the tax  effects  of income  derived from the Fund with income from taxable  investments at the tax rates  stated.  Your tax  bracket  is  determined  by your  federal  and state taxable  income (the net amount  subject to federal and state income tax after deductions and exemptions).

----------------------------------------------------------------------------------

             The Fund's Yields for the 30-Day Period Ended 12/31/02

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class of     Standardized Yield      Dividend Yield       Tax-Equivalent Yield
                                                        (39.45% Combined Federal/
Shares                                                   New York Tax Bracket)1

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
            Without    After      Without    After      Without      After Sales
            Sales      Sales      Sales      Sales
            Charge     Charge     Charge     Charge     Sales Charge Charge
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class A       4.03%      3.88%      4.71%      4.55%       6.65%        6.41%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class B       3.23%       N/A       3.81%       N/A        5.34%         N/A

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class C       3.25%       N/A       3.84%       N/A        5.37%         N/A

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class X       1.46%       N/A       1.81%       N/A        2.41%         N/A

----------------------------------------------------------------------------------

1. The  tax-equivalent  yield  calculation  assumes that the investor is taxed just below the highest federal income tax bracket  (currently 35%) and also assumes the 2003 combined  federal and New York State rates  (regardless of whether a switch to non-taxable  investments would cause a lower bracket to apply).

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 3.50% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 4.0% in the first year, 3.0% in the second year,
2.0% in the third and fourth years, 1.0% in the fifth year, and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the one-year period.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

           Averagel/n                     - 1
           Annual
           Total
           Return

  ---------

      P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

  ERV - P   = Total Return
------------
     P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 12/31/02

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class of     Cumulative                Average Annual Total Returns
           Total Returns
            (10 years or
           life of class,
Shares        if less)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                1-Year           5-Year            10-Year
                                                              (or life of class)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

          After   Without  After   Without  After    Without  After    Without
          Sales   Sales    Sales   Sales    Sales    Sales    Sales    Sales
          Charge   Charge  Charge   Charge   Charge   Charge   Charge   Charge

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A1  65.76%   71.78%   2.61%   6.33%    3.96%    4.70%    5.18%     5.56%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B   28.22%2 28.22%2   1.53%   5.53%    3.73%    3.90%    4.48%2   4.48%2

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C   27.94%3 27.94%3   4.54%   5.54%    3.92%    3.92%    4.44%3   4.44%3

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class X   45.36%4 45.36%4   3.27%   5.77%    4.15%    4.15%    4.99%4    4.99%4

---------------------------------------------------------------------------------
1 Inception of Class A: 9/18/91
2 Inception of Class B: 5/1/97
3 Inception of Class C: 5/1/97
4 Inception of Class X: 5/1/95

--------------------------------------------------------------------------

  Average Annual Total Returns for Class A Shares (After Sales Charge)
                     For the Periods Ended 12/31/02

--------------------------------------------------------------------------
--------------------------------------------------------------------------

                                 1-Year         5-Year        10-Year
                                                            (or life of
                                                               class)

--------------------------------------------------------------------------
--------------------------------------------------------------------------

After Taxes on Distributions     2.61%          3.96%          5.21%1

--------------------------------------------------------------------------
--------------------------------------------------------------------------

After Taxes on                   3.50%          4.10%          5.19%1
Distributions and
Redemption of Fund Shares

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   1. Inception of Class A: 9/18/91

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper,
Inc.("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories. Lipper also publishes "Lipper Leader" awards in two categories:

o     Lipper Leaders for Consistent Return. Lipper also scores funds in their broad asset categories and in their peer groups, based on two characteristics: consistency, or the strength of a fund's performance trend, and effective return, the Fund's total return adjusted for its historical downside risk but without considering sales charge.

o     Lipper Leaders for Preservation. In addition, Lipper scores funds in their peer groups, based on monthly returns, without considering sales charges, and identifies funds that had fewer and less severe negative monthly performance periods.

      Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The
Fund is ranked among muni short-term funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar period,Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the risk.effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding
consistent performance.   The top 10% of funds in each category receive 5
stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next
22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

about your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
                     ---
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange ("the Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

|X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of
            Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

|X|   The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free New York Municipals  Oppenheimer Multiple Strategies Fund
Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Capital Income Fund           Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Champion Income Fund          Inc.

Oppenheimer Convertible Securities Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Discovery Fund                Municipals

Oppenheimer Emerging Growth Fund          Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Strategic Income Fund
Oppenheimer Europe Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Fund                   Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Global Growth & Income Fund   Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                   Oppenheimer U.S. Government Trust
Oppenheimer High Yield Fund               Oppenheimer Value Fund
Oppenheimer International Bond Fund       Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund     Rochester Fund Municipals
Oppenheimer  International  Small Company
Fund                                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Government Fund  OSM1 - Jennison Growth Fund
                                          OSM1 -  Mercury  Advisors  S&P 500 Index
Oppenheimer Limited Term Municipal Fund   Fund
Oppenheimer  Main Street  Growth & Income OSM1 -  Mercury  Advisors  Focus  Growth
Fund                                      Fund
Oppenheimer Main Street Opportunity Fund  OSM1 - QM Active Balanced Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - Salomon Brothers All Cap Fund
Oppenheimer MidCap Fund
And the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select
Managers

      There is an initial sales charge
on the purchase of Class A shares of
each of the Oppenheimer funds described
above except the money market funds and
Oppenheimer Senior Floating Rate Fund.
Under certain circumstances described in
this Statement of Additional
Information, redemption proceeds of
certain money market fund shares may be
subject to a contingent deferred sales
charge.

Letters of Intent. Under a Letter of
Intent, if you purchase Class A shares
or Class A and Class B shares of the
Fund and other Oppenheimer funds during
a 13-month period, you can reduce the
sales charge rate that applies to your
purchases of Class A shares. The total
amount of your intended purchases of
both Class A and Class B shares will
determine the reduced sales charge rate
for the Class A shares purchased during
that period. You can include purchases
made up to 90 days before the date of
the Letter. Letters of Intent do not
consider Class C shares you purchase or
may have purchased.

      A Letter of Intent is an
investor's statement in writing to the
Distributor of the intention to purchase
Class A shares or Class A and Class B
shares of the Fund (and other
Oppenheimer funds) during a 13-month
period (the "Letter of Intent period").
At the investor's request, this may
include purchases made up to 90 days
prior to the date of the Letter. The
Letter states the investor's intention
to make the aggregate amount of
purchases of shares which, when added to
the investor's holdings of shares of
those funds, will equal or exceed the
amount specified in the Letter.
Purchases made by reinvestment of
dividends or distributions of capital
gains and purchases made at net asset
value without sales charge do not count
toward satisfying the amount of the
Letter.

      A Letter enables an investor to
count the Class A and Class B shares
purchased under the Letter to obtain the
reduced sales charge rate on purchases
of Class A shares of the Fund (and other
Oppenheimer funds) that applies under
the Right of Accumulation to current
purchases of Class A shares. Each
purchase of Class A shares under the
Letter will be made at the offering
price (including the sales charge) that
applies to a single lump-sum purchase of
shares in the amount intended to be
purchased under the Letter.

      In submitting a Letter, the
investor makes no commitment to purchase
shares. However, if the investor's
purchases of shares within the Letter of
Intent period, when added to the value
(at offering price) of the investor's
holdings of shares on the last day of
that period, do not equal or exceed the
intended purchase amount, the investor
agrees to pay the additional amount of
sales charge applicable to such
purchases. That amount is described in
"Terms of Escrow," below (those terms
may be amended by the Distributor from
time to time). The investor agrees that
shares equal in value to 5% of the
intended purchase amount will be held in
escrow by the Transfer Agent subject to
the Terms of Escrow. Also, the investor
agrees to be bound by the terms of the
Prospectus, this Statement of Additional
Information and the application used for
a Letter of Intent. If those terms are
amended, as they may be from time to
time by the Fund, the investor agrees to
be bound by the amended terms and that
those amendments will apply
automatically to existing Letters of
Intent.

      If the total eligible purchases
made during the Letter of Intent period
do not equal or exceed the intended
purchase amount, the concessions
previously paid to the dealer of record
for the account and the amount of sales
charge retained by the Distributor will
be adjusted to the rates applicable to
actual total purchases. If total
eligible purchases during the Letter of
Intent period exceed the intended
purchase amount and exceed the amount
needed to qualify for the next sales
charge rate reduction set forth in the
Prospectus, the sales charges paid will
be adjusted to the lower rate. That
adjustment will be made only if and when
the dealer returns to the Distributor
the excess of the amount of concessions
allowed or paid to the dealer over the
amount of concessions that apply to the
actual amount of purchases. The excess
concessions returned to the Distributor
will be used to purchase additional
shares for the investor's account at the
net asset value per share in effect on
the date of such purchase, promptly
after the Distributor's receipt thereof.

      In determining the total amount of
purchases made under a Letter, shares
redeemed by the investor prior to the
termination of the Letter of Intent
period will be deducted. It is the
responsibility of the dealer of record
and/or the investor to advise the
Distributor about the Letter in placing
any purchase orders for the investor
during the Letter of Intent period. All
of such purchases must be made through
the Distributor.

      |X|   Terms of Escrow That Apply
to Letters of Intent.

         1. Out of the initial purchase
(or subsequent purchases if necessary)
made pursuant to a Letter, shares of the
Fund equal in value up to 5% of the
intended purchase amount specified in
the Letter shall be held in escrow by
the Transfer Agent. For example, if the
intended purchase amount is $50,000, the
escrow shall be shares valued in the
amount of $2,500 (computed at the
offering price adjusted for a $50,000
purchase). Any dividends and capital
gains distributions on the escrowed
shares will be credited to the
investor's account.

         2.  If the total minimum
investment specified under the Letter is
completed within the 13-month Letter of
Intent period, the escrowed shares will
be promptly released to the investor.

         3. If, at the end of the
13-month Letter of Intent period the
total purchases pursuant to the Letter
are less than the intended purchase
amount specified in the Letter, the
investor must remit to the Distributor
an amount equal to the difference
between the dollar amount of sales
charges actually paid and the amount of
sales charges which would have been paid
if the total amount purchased had been
made at a single time. That sales charge
adjustment will apply to any shares
redeemed prior to the completion of the
Letter. If the difference in sales
charges is not paid within twenty days
after a request from the Distributor or
the dealer, the Distributor will, within
sixty days of the expiration of the
Letter, redeem the number of escrowed
shares necessary to realize such
difference in sales charges. Full and
fractional shares remaining after such
redemption will be released from escrow.
If a request is received to redeem
escrowed shares prior to the payment of
such additional sales charge, the sales
charge will be withheld from the
redemption proceeds.

         4. By signing the Letter, the
investor irrevocably constitutes and
appoints the Transfer Agent as
attorney-in-fact to surrender for
redemption any or all escrowed shares.

         5. The shares eligible for
purchase under the Letter (or the
holding of which may be counted toward
completion of a Letter) include:
(a)   Class A shares sold with a
               front-end sales charge or
               subject to a Class A
               contingent deferred sales
               charge,
(b)   Class B shares of other
               Oppenheimer funds
               acquired subject to a
               contingent deferred sales
               charge, and
(c)   Class A or Class B shares acquired
               by exchange of either (1)
               Class A shares of one of
               the other Oppenheimer
               funds that were acquired
               subject to a Class A
               initial or contingent
               deferred sales charge or
               (2) Class B shares of one
               of the other Oppenheimer
               funds that were acquired
               subject to a contingent
               deferred sales charge.

         6. Shares held in escrow
hereunder will automatically be
exchanged for shares of another fund to
which an exchange is requested, as
described in the section of the
Prospectus entitled "How to Exchange
Shares" and the escrow will be
transferred to that other fund.

Asset Builder Plans. As explained in the
Prospectus, you must initially establish
your account with $500. Subsequently,
you can establish an Asset Builder Plan
to automatically purchase additional
shares directly from a bank account for
as little as $50. For those accounts
established prior to November 1, 2002
and which have previously established
Asset Builder Plans, additional
purchases will remain at $25. Shares
purchased by Asset Builder Plan payments
from bank accounts are subject to the
redemption restrictions for recent
purchases described in the Prospectus.
Asset Builder Plans are available only
if your bank is an ACH member. Asset
Builder Plans may not be used to buy
shares for OppenheimerFunds
employer-sponsored qualified retirement
accounts. Asset Builder Plans also
enable shareholders of Oppenheimer Cash
Reserves to use their fund account to
make monthly automatic purchases of
shares of up to four other Oppenheimer
funds.

      If you make payments from your
bank account to purchase shares of the
Fund, your bank account will be debited
automatically. Normally the debit will
be made two business days prior to the
investment dates you selected on your
application. Neither the Distributor,
the Transfer Agent or the Fund shall be
responsible for any delays in purchasing
shares that result from delays in ACH
transmissions.

      Before you establish Asset Builder
payments, you should obtain a prospectus
of the selected fund(s) from your
financial advisor (or the Distributor)
and request an application from the
Distributor. Complete the application
and return it. You may change the amount
of your Asset Builder payment or you can
terminate these automatic investments at
any time by writing to the Transfer
Agent. The Transfer Agent requires a
reasonable period (approximately 10
days) after receipt of your instructions
to implement them. The Fund reserves the
right to amend, suspend or discontinue
offering Asset Builder plans at any time
without prior notice.

Cancellation of Purchase Orders.
Cancellation of purchase orders for the
Fund's shares (for example, when a
purchase check is returned to the Fund
unpaid) causes a loss to be incurred
when the net asset values of the Fund's
shares on the cancellation date is less
than on the purchase date. That loss is
equal to the amount of the decline in
the net asset value per share multiplied
by the number of shares in the purchase
order. The investor is responsible for
that loss. If the investor fails to
compensate the Fund for the loss, the
Distributor will do so. The Fund may
reimburse the Distributor for that
amount by redeeming shares from any
account registered in that investor's
name, or the Fund or the Distributor may
seek other redress.

Classes of Shares. Each class of shares
of the Fund represents an interest in
the same portfolio of investments of the
Fund. However, each class has different
shareholder privileges and features. The
net income attributable to Class B,
Class C or Class X shares and the
dividends payable on Class B or Class C
or Class X shares will be reduced by
incremental expenses borne solely by
that class. Those expenses include the
asset-based sales charges to which Class
B, Class C and Class X shares are
subject.

      The availability of different
classes of shares permits an investor to
choose the method of purchasing shares
that is more appropriate for the
investor. That may depend on the amount
of the purchase, the length of time the
investor expects to hold shares, and
other relevant circumstances. Class A
shares normally are sold subject to an
initial sales charge. While Class B and
Class C shares have no initial sales
charge, the purpose of the deferred
sales charge and asset-based sales
charge on Class B and Class C shares is
the same as that of the initial sales
charge on Class A shares - to compensate
the Distributor and brokers, dealers and
financial institutions that sell shares
of the Fund. A salesperson who is
entitled to receive compensation from
his or her firm for selling Fund shares
may receive different levels of
compensation for selling one class of
shares rather than another.

      The Distributor will not accept
any order in the amount of $500,000 or
more for Class B shares or $1 million or
more for Class C shares on behalf of a
single investor (not including dealer
"street name" or omnibus accounts). That
is because generally it will be more
advantageous for that investor to
purchase Class A shares of the Fund.

      |X|   Class X Shares. Effective
January 6, 1998, the Fund ceased
offering Class X shares to investors.
Prior to May 1, 1997, Class X shares had
been designated as the Fund's Class B
shares. On that date, the Fund
re-designated its Class B shares as
Class X shares and commenced offering
shares of a new Class B. Already-issued
Class X shares remain outstanding until
they are redeemed or exchanged or
converted. (Class X shares of the Fund
may be exchanged only for Class B shares
of other Oppenheimer funds.)

      Class X shares were originally
sold at net asset value without initial
sales charge. However, if Class X shares
are redeemed within 4 years of their
purchase, a contingent deferred sales
charge will be deducted from the
redemption proceeds. That contingent
deferred sales charge will not be
assessed on shares purchased by
reinvestment of dividends or capital
gains distributions, nor on the amount
of the account value represented by any
increase in the net asset value of
shares over the original net asset
value. The contingent deferred sales
charge is assessed on the lesser of the
original net asset value or the net
                                  ---------------------------------
asset value of the shares at the time of
redemption. The contingent deferred
sales charge is paid to compensate the
Distributor for its expenses incurred in
providing distribution-related services
to the Fund in connection with the sale
of Class X shares.

      To determine whether the
contingent deferred sales charge applies
to redeemed shares, the Fund redeems
shares in the same order as for Class B
and Class C shares. The contingent
deferred sales charge is not imposed in
the circumstances that apply to waivers
of the Class B and Class C contingent
deferred sales charge as set forth in
Appendix C to this Statement of
Additional Information. The amount of
the contingent deferred sales charge
will depend on the number of years since
you invested and the dollar amount being
redeemed, according to the following
schedule:
                                          Contingent Deferred Sales Charge on
Years Since Beginning of Month in Which   Redemptions in that Year (as % of
Purchase Order was Accepted               Amount Subject to Charge)
                                  ---------------------------------
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0 - 1                             2.50%
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1 - 2                             2.00%
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2 - 3                             1.50%
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3 - 4                             1.00%
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4 and following                   None
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      In the table, a "year" is a 12-month period. In applying the contingent sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      |X|   Class B and Class X Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B and Class X shares to Class A shares after six years is not treated as a taxable event for the shareholder.  If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B and Class
X shares would occur while that suspension remained in effect. Although Class
B and Class X shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B and Class X shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through the National Securities
         Clearing Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying accounts annually on or about the second to last business day of September. This annual fee is waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.
           ------------------------

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this
Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day.  It may also close on other days.

      Dealers other than Exchange members may conduct trading in municipal securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures.

      If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"
prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts and calls are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and
"asked" prices on the principal exchange or on Nasdaq on the valuation date.
If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date. If the put or call is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:

(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
           Fund's drafts (checks) are payable to pay all checks drawn on the
           Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;

(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and
           redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;

(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class X contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class X shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this Statement of Additional
Information.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:
C and N shares except for:
      The following funds only offer Class A shares:
Oppenheimer Money Market Fund,

      Centennial America Fund, L.P.           Centennial New York Tax Exempt
                                              Trust

      Centennial California Tax Exempt Trust  Centennial Tax Exempt Trust
      Centennial Government Trust             Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
America Fund, L.P., which only offer Class A shares and
America Fund, L.P., which only offer Class A shares andOppenheimer Municipal
Bond Fund,
Fund,
Rate

Fund,

      Oppenheimer AMT-Free New York           Oppenheimer Pennsylvania Municipal
      Municipals                              Fund

      Oppenheimer California Municipal Fund   Oppenheimer Rochester National
                                              Municipals
 Oppenheimer Senior Floating Rate
Fund,
      Oppenheimer Limited Term Municipal Fund Oppenheimer Senior Floating Rate
                                              Fund
America Fund, L.P., which only offer Class A shares and
Oppenheimer Municipal Bond Fund,

      Oppenheimer Municipal Bond Fund         Limited Term New York Municipal
                                              Fund
Oppenheimer New Jersey Municipal
      Oppenheimer New Jersey Municipal Fund   Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer AMT-Free New York          Oppenheimer International Small
      Municipals                             Company Fund
      Oppenheimer California Municipal Fund  Oppenheimer Limited Term Municipal
                                             Fund
      Oppenheimer Capital Income Fund        Oppenheimer Multiple Strategies Fund
      Oppenheimer Cash Reserves              Oppenheimer New Jersey Municipal Fund
      Oppenheimer Champion Income Fund       Oppenheimer Pennsylvania Municipal
                                             Fund
      Oppenheimer Convertible Securities     Oppenheimer Quest Capital Value Fund,
      Fund                                   Inc.
      Oppenheimer Disciplined Allocation     Oppenheimer Quest Global Value Fund,
      Fund                                   Inc.
      Oppenheimer Developing Markets Fund    Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Gold & Special Minerals    Oppenheimer Senior Floating Rate Fund
      Fund
      Oppenheimer International Bond Fund    Oppenheimer Small Cap Value Fund
      Oppenheimer International Growth Fund  Limited Term New York Municipal Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase shares of
      Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Capital Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or
      Class A shares of Oppenheimer Cash Reserves.
   o  Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund
      and Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
               o  Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the
      Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
      o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
      o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

         When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

         With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares.
Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

      If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Fund's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Fund intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations as defined in Section 103(a) of the
Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for federal income tax purposes.
To the extent the Fund fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      In any year in which the Fund qualifies as a regulated investment company under the Internal Revenue Code, the Fund will also be exempt from
New York corporate income and franchise taxes. It will also be qualified under New York law to pay exempt-interest dividends that will be exempt from
New York State and New York City personal income taxes. That exemption applies to the extent that the Fund's distributions are attributable to interest on New York municipal securities. Distributions from the Fund attributable to income from sources other than New York municipal securities and U.S. government obligations will generally be subject to New York State and New York City personal income taxes as ordinary income.

      Distributions by the Fund from investment income and long- and short-term capital gains will generally not be excludable from taxable net investment income in determining New York corporate franchise tax and New
York City general corporation tax for corporate shareholders of the Fund.
Additionally, certain distributions paid to corporate shareholders of the
Fund may be includable in income subject to the New York alternative minimum tax.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends (not including
"exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid
                        -
to any shareholder (1) who has failed to provide a correct taxpayer
                                                   -------
identification number or to properly certify that number when required, (2)
who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup withholding or is an
"exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder who is a foreign person (to include,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or
business.   Typically,   ordinary   income   dividends   paid  (not  including
exempt-interest  dividends  paid  by the  Fund)  from a  mutual  fund  are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of
30% (29% for payments after December 31, 2003) on ordinary income dividends
(not including "exempt-interest dividends"), capital gains distributions
(including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc. a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the
Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
The Board of Trustees and Shareholders of Rochester Portfolio Series:
We have audited the accompanying statement of assets and liabilities of Limited
Term New York Municipal Fund (the sole portfolio constituting Rochester
Portfolio Series), including the statement of investments, as of December 31,
2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended
December 31, 1999, were audited by other auditors whose report dated January
24, 2000, expressed an unqualified opinion on this information.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Limited Term New York Municipal Fund as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Denver, Colorado
January 23, 2003
STATEMENT OF INVESTMENTS

                                                                                                      Effective
   Principal                                                                                           Maturity   Market Value
      Amount                                                   Coupon             Maturity         (Unaudited)*     See Note 1
------------------------------------------------------------------------------------------------------------------------------
 Municipal Bonds and Notes--97.3%
------------------------------------------------------------------------------------------------------------------------------
 New York--81.2%
 $   785,000   Albany County Airport Authority                  5.300%          12/15/2009           12/15/2007 b   $  869,647
---------------------------------------------------------------------------------------------------------------------------------
      50,000   Albany County Airport Authority                  5.300           12/15/2015 s         12/15/2009 b       53,429
---------------------------------------------------------------------------------------------------------------------------------
     750,000   Albany County Airport Authority                  5.500           12/15/2019 s         12/15/2009 b      796,882
---------------------------------------------------------------------------------------------------------------------------------
       5,000   Albany GO                                        7.000           01/15/2010           01/15/2003 b        5,049
---------------------------------------------------------------------------------------------------------------------------------
     250,000   Albany Hsg. Authority                            6.250           10/01/2012 s         10/01/2007 b      267,565
---------------------------------------------------------------------------------------------------------------------------------
     625,000   Albany IDA (Albany Medical Center)               5.600           05/01/2005           05/10/2004 c      632,281
---------------------------------------------------------------------------------------------------------------------------------
   5,335,000   Albany IDA (Charitable Leadership)               5.500           07/01/2011           07/13/2010 c    5,617,862
---------------------------------------------------------------------------------------------------------------------------------
   8,810,000   Albany IDA (Charitable Leadership)               6.000           07/01/2019 s         07/01/2013 b    9,298,162
---------------------------------------------------------------------------------------------------------------------------------
   1,735,000   Albany IDA (H. Johnson Office Park)              5.250           03/01/2018 s         03/01/2003 f    1,741,558
---------------------------------------------------------------------------------------------------------------------------------
      95,000   Albany IDA (Port of Albany)                      6.250           02/01/2005           02/05/2004 g       95,066
---------------------------------------------------------------------------------------------------------------------------------
      50,000   Albany IDA (Spectrapark)                         7.500           12/01/2003           06/01/2003 b       50,229
---------------------------------------------------------------------------------------------------------------------------------
   3,545,000   Albany IDA (Spectrapark)                         7.600           12/01/2009 s         06/01/2003 b    3,654,895
---------------------------------------------------------------------------------------------------------------------------------
     125,000   Albany IDA
               (University Heights-Albany Law School)           6.750           12/01/2019 s         12/01/2009 b      149,509
---------------------------------------------------------------------------------------------------------------------------------
   1,655,000   Albany IDA
               (University Heights-Albany Pharmacy)             6.750           12/01/2019 s         12/01/2009 b    1,941,795
---------------------------------------------------------------------------------------------------------------------------------
      15,000   Albany IDA
               (University Heights-Albany Pharmacy)             6.750           12/01/2029 s         12/01/2009 b       17,140
---------------------------------------------------------------------------------------------------------------------------------
   9,005,000   Albany Municipal Water Finance Authority         5.500           12/01/2022 s         12/01/2005 b    9,379,158
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Albany Municipal Water Finance Authority         6.375           12/01/2017 s         12/01/2009 b    1,197,060
---------------------------------------------------------------------------------------------------------------------------------
      25,000   Albany Parking Authority                         0.000 z         09/15/2003           09/15/2003         24,674
---------------------------------------------------------------------------------------------------------------------------------
     625,000   Albany Parking Authority                         0.000 z         09/15/2004           09/15/2004        601,375
---------------------------------------------------------------------------------------------------------------------------------
      20,000   Albany Parking Authority                         0.000 z         09/15/2005           09/15/2005         18,589
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Albany Parking Authority                         5.625           07/15/2020 s         07/15/2012 b    2,085,380
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Albany Parking Authority                         5.625           07/15/2025 s         07/15/2012 b    1,026,700
---------------------------------------------------------------------------------------------------------------------------------
   3,060,000   Amherst IDA (Daemen College)                     5.750           10/01/2011           02/13/2008 c    3,284,665
---------------------------------------------------------------------------------------------------------------------------------
     490,000   Amherst IDA
               (Faculty-Student Assoc. of SUNY at Buffalo)      5.750           04/01/2016           04/01/2012 b      528,769
---------------------------------------------------------------------------------------------------------------------------------
     420,000   Amherst IDA
               (Faculty-Student Assoc. of SUNY at Buffalo)      5.750           04/01/2017 s         04/01/2012 b      451,273
---------------------------------------------------------------------------------------------------------------------------------
     255,000   Amsterdam GO                                     3.400           12/01/2004           12/01/2004        264,601
---------------------------------------------------------------------------------------------------------------------------------
     240,000   Amsterdam GO                                     3.400           12/01/2005           12/01/2005        251,210
---------------------------------------------------------------------------------------------------------------------------------
     160,000   Amsterdam GO                                     3.400           12/01/2006           12/01/2006        167,816
---------------------------------------------------------------------------------------------------------------------------------
     165,000   Amsterdam GO                                     3.400           12/01/2007           12/01/2007        171,719
---------------------------------------------------------------------------------------------------------------------------------
     915,000   Andpress HDC (Andpress Plaza)                    6.600           01/15/2023 s         08/01/2003 b      923,418
---------------------------------------------------------------------------------------------------------------------------------
      50,000   Arlington Central School District                5.000           12/15/2015           12/15/2009 b       54,143
---------------------------------------------------------------------------------------------------------------------------------
   1,380,000   Arlington Central School District                5.000           12/15/2020           12/15/2012 b    1,442,183
---------------------------------------------------------------------------------------------------------------------------------
   1,325,000   Arlington Central School District                5.000           12/15/2021           12/15/2012 b    1,373,892
---------------------------------------------------------------------------------------------------------------------------------
      10,000   Arlington Central School District                5.625           05/15/2022           05/15/2007 b       10,790
---------------------------------------------------------------------------------------------------------------------------------
   6,940,000   Babylon IDA (WSNCHS East, Inc.)                  6.500           08/01/2019 s         08/01/2010 b    7,995,227
---------------------------------------------------------------------------------------------------------------------------------
      15,000   Battery Park City Authority                      5.250           11/01/2017           11/01/2005 b       15,146
---------------------------------------------------------------------------------------------------------------------------------
      45,000   Battery Park City Authority                      5.250           11/01/2017           11/01/2005 b       46,285
---------------------------------------------------------------------------------------------------------------------------------
       5,000   Battery Park City Authority                      5.250           11/01/2017           11/01/2005 b        5,143
---------------------------------------------------------------------------------------------------------------------------------
     200,000   Battery Park City Authority                      5.650           12/01/2013 s         06/01/2003 b      200,174
---------------------------------------------------------------------------------------------------------------------------------
     265,000   Battery Park City Authority                      5.700           11/01/2020           11/01/2005 b      273,318

                   10 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                     Effective
   Principal                                                                                          Maturity   Market Value
      Amount                                                   Coupon            Maturity         (Unaudited)*     See Note 1
------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $   110,000   Battery Park City Authority                      5.700%         11/01/2020           11/01/2003 b  $   113,476
--------------------------------------------------------------------------------------------------------------------------------
     360,000   Battery Park City Authority                      5.700          11/01/2023           11/01/2005 b      377,500
--------------------------------------------------------------------------------------------------------------------------------
   1,955,000   Battery Park City Authority                      5.750          06/01/2023 s         06/01/2003 b    1,987,453
--------------------------------------------------------------------------------------------------------------------------------
     120,000   Battery Park City Authority                      5.800          11/01/2022 s         11/01/2005 b      124,872
--------------------------------------------------------------------------------------------------------------------------------
     455,000   Blauvelt Volunteer Fire Company                  6.000          10/15/2008           06/08/2006 c      448,994
--------------------------------------------------------------------------------------------------------------------------------
      10,000   Brookhaven GO                                    6.400          10/01/2010           03/01/2003 b       10,333
--------------------------------------------------------------------------------------------------------------------------------
     205,000   Brookhaven IDA (Dowling College)                 6.400          03/01/2003           03/01/2003 b      205,683
--------------------------------------------------------------------------------------------------------------------------------
   1,665,000   Brookhaven IDA (Dowling College)                 6.500          11/01/2012           11/01/2012      1,670,195
--------------------------------------------------------------------------------------------------------------------------------
     690,000   Brookhaven IDA (Stony Brook Foundation)          5.750          11/01/2008           01/18/2006 c      725,500
--------------------------------------------------------------------------------------------------------------------------------
      35,000   Broome County COP                                5.250          04/01/2022 s         04/01/2004 b       35,651
--------------------------------------------------------------------------------------------------------------------------------
     505,000   Buffalo GO                                       6.000          12/01/2015           12/01/2009 a      607,762
--------------------------------------------------------------------------------------------------------------------------------
     600,000   Carnegie Redevelopment Corp.                     6.250          09/01/2005           03/30/2004 c      599,208
--------------------------------------------------------------------------------------------------------------------------------
   1,550,000   Carnegie Redevelopment Corp.                     6.500          09/01/2011           05/17/2009 c    1,549,442
--------------------------------------------------------------------------------------------------------------------------------
     435,000   Cattaraugus County IDA
               (Jamestown Community College)                    6.000          07/01/2012 s         07/01/2010 b      480,179
--------------------------------------------------------------------------------------------------------------------------------
   8,675,000   Cayuga County COP
               (Auburn Memorial Hospital)                       6.000          01/01/2021 s         01/01/2004 b    9,146,486
--------------------------------------------------------------------------------------------------------------------------------
   1,075,000   Chautaugua County Tobacco Asset
               Securitization Corp.                             6.250          07/01/2016           10/15/2008 c    1,152,024
--------------------------------------------------------------------------------------------------------------------------------
   2,035,000   Chautauqua County Tobacco Asset
               Securitization Corp.                             6.000          07/01/2012           10/15/2008 c    2,211,597
--------------------------------------------------------------------------------------------------------------------------------
   3,080,000   Chautauqua County Tobacco Asset
               Securitization Corp.                             6.500          07/01/2024 s         07/01/2010 b    3,280,878
--------------------------------------------------------------------------------------------------------------------------------
  11,000,000   Chautauqua County Tobacco Asset
               Securitization Corp.                             6.750          07/01/2040 s         07/01/2010 b   11,884,400
--------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Clarence IDA (Bristol Village)                   6.000          01/20/2044           01/20/2015 b    2,717,350
--------------------------------------------------------------------------------------------------------------------------------
     470,000   Clifton Springs Hospital & Clinic                7.000          01/01/2005           09/17/2003 c      468,811
--------------------------------------------------------------------------------------------------------------------------------
   6,690,000   Columbia County IDA
               (Hudson Valley Care Centers)                     6.875          03/20/2037 s         03/20/2012 b    7,823,955
--------------------------------------------------------------------------------------------------------------------------------
   4,195,000   Cortland County IDA
               (Cortland Memorial Hospital)                     5.625          07/01/2024 s         07/01/2013 b    4,387,970
--------------------------------------------------------------------------------------------------------------------------------
      30,000   Dutchess County GO                               5.375          03/15/2014           03/15/2006 b       33,052
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Dutchess County IDA (Bard College)               7.000          11/01/2017 s         11/01/2003 b    1,064,540
--------------------------------------------------------------------------------------------------------------------------------
   2,900,000   Dutchess County IDA (Vassar Brothers Hospital)   6.500          04/01/2020 s         04/01/2010 b    3,142,266
--------------------------------------------------------------------------------------------------------------------------------
   2,800,000   East Rochester Hsg. Authority
               (Rochester St. Mary's Residence Facility)        5.375          12/20/2022 s         12/20/2012 b    2,938,852
--------------------------------------------------------------------------------------------------------------------------------
     550,000   East Rochester Hsg. Authority
               (St. John's Meadows)                             5.750          08/01/2037 s         08/01/2009 b      583,555
--------------------------------------------------------------------------------------------------------------------------------
      50,000   East Rochester UFSD GO                           6.750          06/15/2011           06/15/2003 b       52,261
--------------------------------------------------------------------------------------------------------------------------------
     145,000   Erie County IDA (FMC Corp.)                      6.000          02/01/2003           02/01/2003 c      144,942
--------------------------------------------------------------------------------------------------------------------------------
     670,000   Erie County IDA (Medaille College)               7.250          11/01/2010           03/24/2007 c      671,688
--------------------------------------------------------------------------------------------------------------------------------
     145,000   Erie County IDA (Mercy Hospital)                 5.900          06/01/2003           06/05/2003 c      144,581
--------------------------------------------------------------------------------------------------------------------------------
   7,885,000   Erie County Tobacco Asset Securitization Corp.   6.000          07/15/2020           10/03/2009 c    8,295,887
--------------------------------------------------------------------------------------------------------------------------------
     620,000   Erie County Tobacco Asset Securitization Corp.   6.125          07/15/2030 s         07/15/2011 b      646,747
--------------------------------------------------------------------------------------------------------------------------------
   6,985,000   Erie County Tobacco Asset Securitization Corp.   6.250          07/15/2040 s         07/15/2011 b    7,345,286
--------------------------------------------------------------------------------------------------------------------------------
  16,825,000   Erie County Tobacco Asset Securitization Corp.   6.500          07/15/2024           07/15/2010 b   18,033,035
--------------------------------------------------------------------------------------------------------------------------------
   2,990,000   Erie County Tobacco Asset Securitization Corp.   6.750          07/15/2040 s         07/15/2010 b    3,240,771

                    11 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                     Effective
   Principal                                                                                          Maturity    Market Value
      Amount                                                   Coupon             Maturity        (Unaudited)*      See Note 1
---------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $ 1,000,000   Essex County IDA
               (International Paper Company)                    5.800%          12/01/2019           12/01/2007 b  $ 1,008,140
---------------------------------------------------------------------------------------------------------------------------------
      25,000   Fairport GO                                      5.000           05/15/2006           05/15/2006         25,060
---------------------------------------------------------------------------------------------------------------------------------
   1,600,000   Franklin County IDA COP                          8.125           08/01/2006           03/28/2005 c    1,704,544
---------------------------------------------------------------------------------------------------------------------------------
   1,385,000   Franklin County SWMA                             6.000           06/01/2005           04/02/2004 c    1,410,913
---------------------------------------------------------------------------------------------------------------------------------
   1,370,000   Franklin County SWMA                             6.125           06/01/2009 s         06/01/2005 b    1,409,730
---------------------------------------------------------------------------------------------------------------------------------
     360,000   Franklin County SWMA                             6.250           06/01/2015 s         06/01/2005 b      369,313
---------------------------------------------------------------------------------------------------------------------------------
     770,000   Hamilton EHC (Hamilton Apartments)              11.250           01/01/2015 s         05/01/2003 b      789,450
---------------------------------------------------------------------------------------------------------------------------------
   1,700,000   Hempstead IDA (Adelphi University)               5.750           06/01/2022 s         06/01/2012 b    1,795,404
---------------------------------------------------------------------------------------------------------------------------------
   2,385,000   Herkimer County IDA (Burrows Paper) i            8.000           01/01/2009           04/01/2006 c    2,289,505
---------------------------------------------------------------------------------------------------------------------------------
     860,000   Herkimer County IDA (College Foundation)         5.850           11/01/2010           03/20/2007 c      914,679
---------------------------------------------------------------------------------------------------------------------------------
   2,260,000   Herkimer Hsg. Authority                          7.150           03/01/2011           01/27/2006 g    2,293,380
---------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Hsg. NY Corp.                                    5.500           11/01/2020 s         11/01/2005 b    3,084,510
---------------------------------------------------------------------------------------------------------------------------------
      15,000   Hudson HDC (Providence Hall-Schuyler Court)      6.400           07/01/2012 s         01/01/2003 b       15,164
---------------------------------------------------------------------------------------------------------------------------------
      25,000   Hudson HDC (Providence Hall-Schuyler Court)      6.500           01/01/2025 s         01/01/2003 b       25,273
---------------------------------------------------------------------------------------------------------------------------------
     280,000   Hudson IDA (Have, Inc.)                          7.125           12/01/2007           08/16/2005 c      277,068
---------------------------------------------------------------------------------------------------------------------------------
      80,000   Islip Union Free School District                 5.625           07/15/2012           07/15/2003 b       83,393
---------------------------------------------------------------------------------------------------------------------------------
   3,125,000   Jamestown Hsg. Authority                         6.125           07/01/2010           04/14/2006 g    3,169,187
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Jefferson County IDA
               (Champion International)                         7.200           12/01/2020           05/15/2003 b    2,044,080
---------------------------------------------------------------------------------------------------------------------------------
      10,000   L.I. Power Authority, Series A                   5.000           12/01/2015           06/01/2008 b       10,581
---------------------------------------------------------------------------------------------------------------------------------
      75,000   L.I. Power Authority, Series A                   5.125           12/01/2022 s         06/01/2008 b       77,139
---------------------------------------------------------------------------------------------------------------------------------
   5,700,000   L.I. Power Authority, Series A                   5.500           12/01/2029 s         06/01/2003 b    5,807,787
---------------------------------------------------------------------------------------------------------------------------------
      10,000   Liberty GO                                       8.200           10/15/2016           04/15/2003 b       10,079
---------------------------------------------------------------------------------------------------------------------------------
      25,000   Liberty GO                                       8.200           10/15/2018           04/15/2003 b       25,180
---------------------------------------------------------------------------------------------------------------------------------
      25,000   Liberty GO                                       8.200           10/15/2019           04/15/2003 b       25,175
---------------------------------------------------------------------------------------------------------------------------------
      85,000   Lillian Cooper HDC                               7.000           01/01/2022 s         01/01/2003 b       85,115
---------------------------------------------------------------------------------------------------------------------------------
      25,000   Lillian Cooper HDC                               7.000           01/01/2023 s         01/01/2003 b       25,535
---------------------------------------------------------------------------------------------------------------------------------
      25,000   Lillian Cooper HDC                               7.375           01/01/2023 s         01/01/2003 b       25,041
---------------------------------------------------------------------------------------------------------------------------------
   3,950,000   Lockport HDC                                     6.000           10/01/2018 s         10/01/2009 b    4,113,885
---------------------------------------------------------------------------------------------------------------------------------
     940,000   Madison County IDA (Morrisville College)         6.750           07/01/2007           12/09/2004 c      962,654
---------------------------------------------------------------------------------------------------------------------------------
     425,000   Madison County IDA
               (Oneida Healthcare Center)                       5.300           07/01/2005           01/21/2004 c      459,956
---------------------------------------------------------------------------------------------------------------------------------
   2,260,000   Madison County IDA
               (Oneida Healthcare Center)                       5.500           02/01/2016           02/01/2013 b    2,428,212
---------------------------------------------------------------------------------------------------------------------------------
     170,000   Mechanicsville HDC                               6.900           08/01/2022 s         09/01/2003 b      170,564
---------------------------------------------------------------------------------------------------------------------------------
     215,000   Medina Hsg. Corp.                                8.250           08/15/2011 s         02/15/2003 b      217,692
---------------------------------------------------------------------------------------------------------------------------------
     480,000   Middleton IDA (Fleurchem, Inc.) i                7.125           12/01/2008           10/23/2005 c      480,187
---------------------------------------------------------------------------------------------------------------------------------
   1,010,000   Middletown IDA
               (Southwinds Retirement Home)                     5.875           03/01/2007           08/24/2004 c      991,093
---------------------------------------------------------------------------------------------------------------------------------
       5,000   Monroe County Airport Authority (GRIA)           0.000 z         01/01/2004           01/01/2004          4,924
---------------------------------------------------------------------------------------------------------------------------------
      10,000   Monroe County Airport Authority (GRIA)           5.375           01/01/2019           01/01/2003 b       10,168
---------------------------------------------------------------------------------------------------------------------------------
   6,585,000   Monroe County COP                                8.050           01/01/2011 s         01/01/2003 b    6,777,282
---------------------------------------------------------------------------------------------------------------------------------
      30,000   Monroe County GO                                 6.100           05/01/2003           05/01/2003 b       30,481
---------------------------------------------------------------------------------------------------------------------------------
   1,755,000   Monroe County IDA (Al Sigl Center)               6.125           12/15/2008           03/12/2006 c    1,784,414
---------------------------------------------------------------------------------------------------------------------------------
     525,000   Monroe County IDA (Al Sigl Center)               6.375           12/15/2005           07/12/2004 c      544,903
---------------------------------------------------------------------------------------------------------------------------------
   1,135,000   Monroe County IDA (Al Sigl Center)               6.750           12/15/2010           02/01/2009 c    1,164,726

                   12 | LIMITED TERM NEW YORK MUNICIPAL FUND
                                                                                                     Effective
   Principal                                                                                          Maturity   Market Value
      Amount                                                   Coupon            Maturity         (Unaudited)*     See Note 1
--------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $    25,000   Monroe County IDA
               (Collegiate Hsg. Foundation - RIT)               5.000%         04/01/2010           04/01/2010   $     25,324
--------------------------------------------------------------------------------------------------------------------------------
     790,000   Monroe County IDA
               (Dayton Rogers Manufacturing)                    5.850          12/01/2006           01/13/2005 c      764,546
--------------------------------------------------------------------------------------------------------------------------------
   1,285,000   Monroe County IDA
               (DePaul Community Facilities)                    6.500          02/01/2024 s         02/01/2004 b    1,337,389
--------------------------------------------------------------------------------------------------------------------------------
     930,000   Monroe County IDA (DePaul Properties)            5.900          09/01/2007           05/04/2005 c      904,909
--------------------------------------------------------------------------------------------------------------------------------
      75,000   Monroe County IDA
               (Jewish Home of Rochester Senior Hsg.)           5.600          04/01/2003           04/01/2003         75,285
--------------------------------------------------------------------------------------------------------------------------------
      80,000   Monroe County IDA
               (Jewish Home of Rochester Senior Hsg.)           5.700          04/01/2004           04/01/2004         81,509
--------------------------------------------------------------------------------------------------------------------------------
      60,000   Monroe County IDA
               (Jewish Home of Rochester Senior Hsg.            5.800          04/01/2005           04/01/2005         61,720
--------------------------------------------------------------------------------------------------------------------------------
      65,000   Monroe County IDA
               (Jewish Home of Rochester Senior Hsg.)           5.900          04/01/2006           04/01/2006         67,144
--------------------------------------------------------------------------------------------------------------------------------
      75,000   Monroe County IDA
               (Jewish Home of Rochester Senior Hsg.)           6.100          04/01/2008           04/01/2007 b       78,007
--------------------------------------------------------------------------------------------------------------------------------
     110,000   Monroe County IDA
               (Jewish Home of Rochester Senior Hsg.)           6.200          04/01/2009           04/01/2007 b      114,545
--------------------------------------------------------------------------------------------------------------------------------
     100,000   Monroe County IDA
               (Nazareth College of Rochester)                  5.250          04/01/2018           04/01/2008 b      105,917
--------------------------------------------------------------------------------------------------------------------------------
   1,040,000   Monroe County IDA (Piano Works)                  6.625          11/01/2006           12/18/2004 c    1,052,012
--------------------------------------------------------------------------------------------------------------------------------
      70,000   Monroe County IDA (West End Business)            6.750          12/01/2004           12/19/2003 c       70,159
--------------------------------------------------------------------------------------------------------------------------------
  20,785,000   Monroe County Tobacco Asset
               Securitization Corp.                             6.150          06/01/2025           05/16/2009 c   21,705,775
--------------------------------------------------------------------------------------------------------------------------------
  11,165,000   Monroe County Tobacco Asset
               Securitization Corp.                             6.375          06/01/2019 s         06/01/2010 b   12,100,404
--------------------------------------------------------------------------------------------------------------------------------
  17,605,000   Monroe County Tobacco Asset
               Securitization Corp.                             6.375          06/01/2035 s         06/01/2010 b   18,648,976
--------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Monroe County Tobacco Asset
               Securitization Corp.                             6.625          06/01/2042 s         06/01/2010 b    3,226,020
--------------------------------------------------------------------------------------------------------------------------------
     730,000   Montgomery County IDA (ASMF)i,t,u                6.500          01/15/2003           01/15/2003        397,850
--------------------------------------------------------------------------------------------------------------------------------
     375,000   Mount Vernon IDA (Meadowview)                    6.000          06/01/2009           01/31/2007 c      371,055
--------------------------------------------------------------------------------------------------------------------------------
      25,000   MTA Commuter Facilities, Series 7                5.625          07/01/2016 s         07/01/2003 b       26,004
--------------------------------------------------------------------------------------------------------------------------------
   6,600,000   MTA Commuter Facilities, Series A                6.500          07/01/2016           07/01/2007 a    7,811,166
--------------------------------------------------------------------------------------------------------------------------------
      10,000   MTA Commuter Facilities, Series B                5.000          07/01/2017           07/01/2009 a       10,711
--------------------------------------------------------------------------------------------------------------------------------
       5,000   MTA Commuter Facilities, Series D                5.000          07/01/2016           07/01/2007 a        5,391
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000   MTA Dedicated Tax Fund, Series A                 6.125          04/01/2015           04/01/2010 a    2,392,900
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000   MTA Dedicated Tax Fund, Series A                 6.125          04/01/2017           04/01/2010 a    1,196,450
--------------------------------------------------------------------------------------------------------------------------------
     250,000   MTA Service Contract, Series 3                   7.375          07/01/2008           03/15/2006 c      289,672
--------------------------------------------------------------------------------------------------------------------------------
   7,135,000   MTA, Series A                                    6.500          07/01/2016           07/01/2007 a    8,444,344
--------------------------------------------------------------------------------------------------------------------------------
      55,000   MTA, Series B                                    5.000          07/01/2020 s         07/01/2007 b       57,465
--------------------------------------------------------------------------------------------------------------------------------
  60,890,000   MTA, Series F                                    5.250          11/15/2027           11/15/2012 b   63,483,305
------------------------------------------------------------------------------------------------------------------------------
      65,000   MTA, Series M                                    6.000          07/01/2014 s         07/01/2003 b       67,538
------------------------------------------------------------------------------------------------------------------------------
  20,000,000   MTA, Series U                                    5.750          11/15/2032           11/15/2012 b   21,915,400
------------------------------------------------------------------------------------------------------------------------------
  15,000,000   Municipal Assistance Corp. for New York, NY      6.000          07/01/2008           07/01/2007 b   17,301,750
------------------------------------------------------------------------------------------------------------------------------
       5,000   Nassau County GO                                 5.875          05/15/2015           11/15/2003 b        5,180
------------------------------------------------------------------------------------------------------------------------------
      20,000   Nassau County GO                                 6.375          05/15/2013           05/15/2003 b       20,578

                   13 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------
                                                                                                   Effective
   Principal                                                                                        Maturity     Market Value
      Amount                                                    Coupon          Maturity          (Unaudited)*     See Note 1
------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $ 2,000,000   Nassau County GO                                 7.000%         03/01/2014          03/01/2010 b $  2,466,580
-------------------------------------------------------------------------------------------------------------------------------
     710,000   Nassau County GO Combined Sewer Districts,
               Series F                                         7.000          03/01/2015          03/01/2010 b      870,552
-------------------------------------------------------------------------------------------------------------------------------
     720,000   Nassau County GO Combined Sewer Districts,
               Series F                                         7.000          03/01/2016          03/01/2010 b      880,250
-------------------------------------------------------------------------------------------------------------------------------
     730,000   Nassau County GO Combined Sewer Districts,
               Series F                                         7.000          03/01/2017          03/01/2010 b      897,688
-------------------------------------------------------------------------------------------------------------------------------
     740,000   Nassau County GO Combined Sewer Districts,
               Series F                                         7.000          03/01/2018          03/01/2010 b      904,702
-------------------------------------------------------------------------------------------------------------------------------
     745,000   Nassau County GO Combined Sewer Districts,
               Series F                                         7.000          03/01/2019          03/01/2010 b      905,540
-------------------------------------------------------------------------------------------------------------------------------
      90,000   Nassau County GO Combined Sewer Districts,
               Series F                                         7.000          03/01/2020          03/01/2010 b      110,352
-------------------------------------------------------------------------------------------------------------------------------
   1,300,000   Nassau County GO General Improvement,
               Series F                                         6.500          03/01/2018          03/01/2010 b    1,548,417
-------------------------------------------------------------------------------------------------------------------------------
   1,635,000   Nassau County GO General Improvement,
               Series F                                         6.500          03/01/2019          03/01/2010 b    1,936,036
-------------------------------------------------------------------------------------------------------------------------------
     705,000   Nassau County GO General Improvement,
               Series F                                         7.000          03/01/2014          03/01/2010 b      869,469
-------------------------------------------------------------------------------------------------------------------------------
   3,435,000   Nassau County GO General Improvement,
               Series F                                         7.000          03/01/2016          03/01/2010 b    4,199,528
-------------------------------------------------------------------------------------------------------------------------------
     130,000   Nassau County IDA (ACLD)                         7.250          10/01/2004          10/10/2003 c      131,218
-------------------------------------------------------------------------------------------------------------------------------
     590,000   Nassau County IDA (ALIA - ACDS)                  7.000          10/01/2016          11/01/2010 c      573,793
-------------------------------------------------------------------------------------------------------------------------------
     880,000   Nassau County IDA (ALIA - CMA)                   7.000          10/01/2016          11/01/2010 c      886,310
-------------------------------------------------------------------------------------------------------------------------------
     675,000   Nassau County IDA (ALIA - CRR)                   7.000          10/01/2016          11/01/2010 c      679,840
-------------------------------------------------------------------------------------------------------------------------------
     145,000   Nassau County IDA (ALIA - FREE)                  7.000          10/01/2016          11/01/2010 c      141,017
-------------------------------------------------------------------------------------------------------------------------------
     615,000   Nassau County IDA (ALIA - HKSB)                  7.000          10/01/2016          11/01/2010 c      619,410
-------------------------------------------------------------------------------------------------------------------------------
     415,000   Nassau County IDA (North Shore CFGA)             5.750          05/01/2008          07/25/2005 c      397,429
-------------------------------------------------------------------------------------------------------------------------------
   1,030,000   Nassau County IDA (United Cerebral Palsy)        5.750          11/01/2007          06/27/2005 c    1,016,981
-------------------------------------------------------------------------------------------------------------------------------
   2,565,000   Nassau County IDA (United Cerebral Palsy)        5.750          11/01/2009          05/26/2006 c    2,509,442
-------------------------------------------------------------------------------------------------------------------------------
     680,000   Nassau County Tobacco Settlement Corp.           5.300          07/15/2012          07/15/2003 e      725,336
-------------------------------------------------------------------------------------------------------------------------------
     545,000   Nassau County Tobacco Settlement Corp.           5.400          07/15/2013          07/15/2004 e      574,326
-------------------------------------------------------------------------------------------------------------------------------
     615,000   Nassau County Tobacco Settlement Corp.           5.500          07/15/2014          07/15/2005 e      650,276
-------------------------------------------------------------------------------------------------------------------------------
     645,000   Nassau County Tobacco Settlement Corp.           5.625          07/15/2015          07/15/2006 e      690,595
-------------------------------------------------------------------------------------------------------------------------------
     590,000   Nassau County Tobacco Settlement Corp.           5.750          07/15/2016          07/15/2007 e      627,453
-------------------------------------------------------------------------------------------------------------------------------
     150,000   Nassau County Tobacco Settlement Corp.           6.125          07/15/2018          07/15/2010 e      159,921
-------------------------------------------------------------------------------------------------------------------------------
   2,215,000   Nassau County Tobacco Settlement Corp.           6.250          07/15/2019s         07/15/2010 b    2,369,098
-------------------------------------------------------------------------------------------------------------------------------
   3,545,000   Nassau County Tobacco Settlement Corp.           6.250          07/15/2020          07/15/2010 b    3,771,206
-------------------------------------------------------------------------------------------------------------------------------
   4,025,000   Nassau County Tobacco Settlement Corp.           6.250          07/15/2020s         07/15/2010 b    4,281,835
-------------------------------------------------------------------------------------------------------------------------------
     190,000   Nassau County Tobacco Settlement Corp.           6.250          07/15/2021s         07/15/2010 b      200,912
-------------------------------------------------------------------------------------------------------------------------------
  13,780,000   Nassau County Tobacco Settlement Corp.           6.400          07/15/2033s         07/15/2010 b   14,549,613
-------------------------------------------------------------------------------------------------------------------------------
   5,000,000   Nassau County Tobacco Settlement Corp.           6.500          07/15/2027s         07/15/2010 b    5,324,850
-------------------------------------------------------------------------------------------------------------------------------
  25,500,000   Nassau County Tobacco Settlement Corp.           6.600          07/15/2039s         07/15/2009 b   27,223,035
-------------------------------------------------------------------------------------------------------------------------------
     345,000   Nassau IDA (EBS North Hills LLC)                 7.000          11/01/2013          11/01/2013        346,408
-------------------------------------------------------------------------------------------------------------------------------
     160,000   Nassau IDA (EBS North Hills LLC) w               7.000          11/01/2013          11/01/2013        160,003
-------------------------------------------------------------------------------------------------------------------------------
     210,000   Nassau IDA (EBS North Hills LLC) w               7.000          11/01/2013          11/01/2013        210,004
-------------------------------------------------------------------------------------------------------------------------------
     305,000   Nassau IDA (EBS North Hills LLC) w               7.000          11/01/2013          11/01/2013        305,006
-------------------------------------------------------------------------------------------------------------------------------
     225,000   Nassau IDA (EBS North Hills LLC) w               7.000          11/01/2013          11/01/2013        225,004

                   14 | LIMITED TERM NEW YORK MUNICIPAL FUND
                                                                                                     Effective
   Principal                                                                                          Maturity   Market Value
      Amount                                                   Coupon            Maturity         (Unaudited)*     See Note 1
------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $   225,000   Nassau IDA (EBS North Hills LLC) w               7.000%         11/01/2013           11/01/2013    $   225,004
--------------------------------------------------------------------------------------------------------------------------------
      50,000   New Rochelle GO, Series A                        6.200          03/15/2021           03/15/2004 b       53,630
--------------------------------------------------------------------------------------------------------------------------------
      25,000   New Rochelle GO, Series A                        6.200          03/15/2022           03/15/2004 b       26,815
--------------------------------------------------------------------------------------------------------------------------------
   1,295,000   New Rochelle IDA (College of New Rochelle)       5.500          07/01/2019           10/17/2010 g    1,344,391
--------------------------------------------------------------------------------------------------------------------------------
   8,210,000   New Rochelle Municipal Hsg. Authority            5.550          12/01/2014           12/01/2011 b    8,236,518
--------------------------------------------------------------------------------------------------------------------------------
      85,000   New Rochelle Municipal Hsg. Authority            6.500          12/01/2014 s         12/01/2011 b       87,424
--------------------------------------------------------------------------------------------------------------------------------
     195,000   Newark SCHC
               (Newark Rose Garden Apartments)                  9.000          03/01/2011 s         03/01/2003 b      199,140
--------------------------------------------------------------------------------------------------------------------------------
   1,860,000   Newark-Wayne Community Hospital                  7.600          09/01/2015           09/05/2010 c    1,825,125
--------------------------------------------------------------------------------------------------------------------------------
      60,000   Newburgh GO                                      7.600          04/01/2008           04/01/2003 b       60,960
--------------------------------------------------------------------------------------------------------------------------------
     795,000   Newburgh IDA
               (Bourne & Kenney Redevelopment Company)          5.650          08/01/2020 s         08/01/2009 b      828,668
--------------------------------------------------------------------------------------------------------------------------------
      25,000   Niagara County GO                                5.875          07/15/2009           07/15/2004 b       27,201
--------------------------------------------------------------------------------------------------------------------------------
     150,000   Niagara County IDA
               (American Ref-Fuel Company)                      5.550          11/15/2024           11/15/2011 d      157,191
--------------------------------------------------------------------------------------------------------------------------------
     350,000   Niagara County IDA (Sevenson Hotel)              5.750          05/01/2003           04/30/2003 c      349,758
--------------------------------------------------------------------------------------------------------------------------------
   5,000,000   Niagara County IDA (Solid Waste Disposal)        5.450          11/15/2025           11/15/2012 d    5,281,050
--------------------------------------------------------------------------------------------------------------------------------
   7,000,000   Niagara County IDA (Solid Waste Disposal)        5.550          11/15/2024           11/15/2013 d    7,419,860
--------------------------------------------------------------------------------------------------------------------------------
   9,850,000   Niagara County IDA (Solid Waste Disposal)        5.625          11/15/2024           11/15/2012 b   10,379,437
--------------------------------------------------------------------------------------------------------------------------------
   1,175,000   Niagara County Tobacco Asset
               Securitization Corp.                             5.875          05/15/2022           05/15/2011 b    1,210,121
--------------------------------------------------------------------------------------------------------------------------------
   1,080,000   Niagara County Tobacco Asset
               Securitization Corp.                             6.250          05/15/2034 s         05/15/2011 b    1,134,788
--------------------------------------------------------------------------------------------------------------------------------
     650,000   Niagara County Tobacco Asset
               Securitization Corp.                             6.250          05/15/2040 s         05/15/2011 b      682,974
--------------------------------------------------------------------------------------------------------------------------------
  11,995,000   Niagara County Tobacco Asset
               Securitization Corp.                             6.750          05/15/2029 s         05/15/2010 b   13,022,492
--------------------------------------------------------------------------------------------------------------------------------
     110,000   Niagara Falls Bridge Commission, Series B        5.250          10/01/2021           10/01/2005 b      112,521
--------------------------------------------------------------------------------------------------------------------------------
   1,195,000   Niagara Falls CSD COP (High School Facility)     6.500          06/15/2019           06/15/2009 b    1,306,004
--------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Niagara Frontier Transportation Authority
               (Buffalo Niagara International Airport)          5.625          04/01/2029 s         04/01/2009 b    2,637,625
--------------------------------------------------------------------------------------------------------------------------------
      30,000   North Salem Central School District              5.700          10/15/2011           10/15/2004 b       32,701
--------------------------------------------------------------------------------------------------------------------------------
   2,495,000   NY Counties Tobacco Trust I (TASC)               5.800          06/01/2023           04/11/2004 c    2,566,582
--------------------------------------------------------------------------------------------------------------------------------
  14,195,000   NY Counties Tobacco Trust I (TASC)               6.300          06/01/2019 s         06/01/2010 b   15,319,244
--------------------------------------------------------------------------------------------------------------------------------
   4,960,000   NY Counties Tobacco Trust I (TASC)               6.500          06/01/2035 s         06/01/2011 b    5,295,494
--------------------------------------------------------------------------------------------------------------------------------
      70,000   NY Counties Tobacco Trust I (TASC)               6.625          06/01/2042 s         06/10/2010 b       75,274
--------------------------------------------------------------------------------------------------------------------------------
  29,430,000   NY Counties Tobacco Trust II (TASC)              5.250          06/01/2025           11/04/2008 c   29,027,986
--------------------------------------------------------------------------------------------------------------------------------
   1,675,000   NY Counties Tobacco Trust II (TASC)              5.750          06/01/2014           06/01/2011 b    1,788,464
--------------------------------------------------------------------------------------------------------------------------------
   2,120,000   NY Counties Tobacco Trust II (TASC)              6.000          06/01/2015           06/01/2011 b    2,290,978
--------------------------------------------------------------------------------------------------------------------------------
   2,330,000   NY Counties Tobacco Trust II (TASC)              6.000          06/01/2016           06/01/2011 b    2,500,463
--------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                           5.500          10/01/2014           10/01/2005 b       20,411
--------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                           5.500          10/01/2016           10/01/2005 b       10,472
--------------------------------------------------------------------------------------------------------------------------------
  14,765,000   NYC GO                                           5.500          05/15/2024 s         05/15/2010 b   15,260,809
--------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                           5.600          12/01/2010           06/01/2003 b       15,087
--------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                           5.625          10/01/2012           10/01/2003 b       10,412
--------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                           5.625          10/01/2013           10/01/2005 b       20,833
--------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                           5.625          08/01/2014           08/01/2006 b       15,950

                   15 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------
                                                                                                     Effective
   Principal                                                                                          Maturity   Market Value
      Amount                                                   Coupon            Maturity         (Unaudited)*     See Note 1
--------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $    20,000   NYC GO                                           5.750%         08/15/2012           08/15/2005 b $     20,750
--------------------------------------------------------------------------------------------------------------------------------
  10,750,000   NYC GO                                           5.750          10/15/2012           10/15/2007 b   11,428,755
--------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                           5.750          05/15/2013           05/15/2005 b       15,432
--------------------------------------------------------------------------------------------------------------------------------
   1,200,000   NYC GO                                           5.750          02/01/2014 s         02/01/2006 b    1,254,240
--------------------------------------------------------------------------------------------------------------------------------
     505,000   NYC GO                                           5.750          02/01/2015 s         02/01/2008 b      526,670
--------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC GO                                           5.750          08/01/2015           08/01/2005 b       25,946
--------------------------------------------------------------------------------------------------------------------------------
     500,000   NYC GO                                           5.750          08/01/2018           08/01/2012 b      534,340
--------------------------------------------------------------------------------------------------------------------------------
     500,000   NYC GO                                           5.750          08/01/2018           08/01/2012 b      534,340
--------------------------------------------------------------------------------------------------------------------------------
   1,400,000   NYC GO                                           5.750          02/01/2019 s         02/01/2008 b    1,453,536
--------------------------------------------------------------------------------------------------------------------------------
   7,195,000   NYC GO                                           5.750          03/15/2022           03/15/2012 b    7,618,570
--------------------------------------------------------------------------------------------------------------------------------
      60,000   NYC GO                                           5.800          08/01/2013           08/01/2005 b       62,217
--------------------------------------------------------------------------------------------------------------------------------
  10,520,000   NYC GO                                           5.875          06/01/2019           06/01/2012 b   11,339,298
--------------------------------------------------------------------------------------------------------------------------------
   7,015,000   NYC GO                                           5.875          08/01/2019           08/01/2012 b    7,568,975
--------------------------------------------------------------------------------------------------------------------------------
   8,075,000   NYC GO                                           5.875          06/01/2020           06/01/2012 b    8,672,308
--------------------------------------------------------------------------------------------------------------------------------
   9,770,000   NYC GO                                           5.875          06/01/2021           06/01/2012 b   10,469,825
--------------------------------------------------------------------------------------------------------------------------------
   4,250,000   NYC GO                                           5.875          08/01/2024 s         08/01/2008 b    4,430,242
--------------------------------------------------------------------------------------------------------------------------------
     430,000   NYC GO                                           5.875          08/01/2024 s         08/01/2006 b      468,046
--------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC GO                                           5.900          08/01/2010           08/01/2006 b       26,789
--------------------------------------------------------------------------------------------------------------------------------
      50,000   NYC GO                                           6.000          08/01/2006           02/01/2003 a       50,235
--------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                           6.000          08/01/2006           02/01/2003 b       15,052
--------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                           6.000          08/01/2007           02/01/2003 b       10,035
--------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                           6.000          08/01/2008           02/01/2003 b        5,017
--------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                           6.000          05/15/2010           05/15/2003 b       15,448
--------------------------------------------------------------------------------------------------------------------------------
      30,000   NYC GO                                           6.000          08/01/2010           08/01/2003 b       31,148
--------------------------------------------------------------------------------------------------------------------------------
      55,000   NYC GO                                           6.000          02/01/2011           02/01/2006 b       58,715
--------------------------------------------------------------------------------------------------------------------------------
      30,000   NYC GO                                           6.000          02/15/2011           02/15/2005 b       31,625
--------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC GO                                           6.000          08/01/2011           08/01/2003 b       25,942
--------------------------------------------------------------------------------------------------------------------------------
     140,000   NYC GO                                           6.000          08/01/2011           02/01/2003 a      140,456
--------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                           6.000          02/15/2012           02/15/2005 b        5,530
--------------------------------------------------------------------------------------------------------------------------------
      40,000   NYC GO                                           6.000          02/15/2012           02/15/2005 b       43,163
--------------------------------------------------------------------------------------------------------------------------------
     115,000   NYC GO                                           6.000          08/01/2012           08/01/2003 b      119,333
--------------------------------------------------------------------------------------------------------------------------------
      30,000   NYC GO                                           6.000          08/01/2012           02/01/2003 a       30,166
--------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                           6.000          02/15/2013           02/15/2005 b       16,193
--------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                           6.000          02/15/2014           02/15/2005 b       11,051
--------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                           6.000          02/15/2015           02/15/2005 b       16,576
--------------------------------------------------------------------------------------------------------------------------------
     450,000   NYC GO                                           6.000          08/01/2015           02/01/2003 a      451,665
--------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                           6.000          08/01/2016 s         08/01/2006 b       10,955
--------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                           6.000          05/15/2019           05/15/2003 b       10,329
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYC GO                                           6.000          05/15/2019           05/15/2010 b    2,167,340
--------------------------------------------------------------------------------------------------------------------------------
   1,210,000   NYC GO                                           6.000          05/15/2022           05/15/2010 b    1,305,759
--------------------------------------------------------------------------------------------------------------------------------
      90,000   NYC GO                                           6.000          08/01/2026 s         08/01/2006 b       94,423
--------------------------------------------------------------------------------------------------------------------------------
     100,000   NYC GO                                           6.000          08/15/2026 s         08/15/2008 b      104,948
--------------------------------------------------------------------------------------------------------------------------------
      65,000   NYC GO                                           6.125          08/01/2011           08/01/2004 b       69,841
--------------------------------------------------------------------------------------------------------------------------------
     210,000   NYC GO                                           6.125          08/01/2025 s         08/01/2007 b      234,326
--------------------------------------------------------------------------------------------------------------------------------
      75,000   NYC GO                                           6.250          08/01/2010           08/01/2004 b       80,989

                   16 | LIMITED TERM NEW YORK MUNICIPAL FUND
                                                                                                     Effective
   Principal                                                                                          Maturity   Market Value
      Amount                                                   Coupon            Maturity         (Unaudited)*     See Note 1
--------------------------------------------------------------------------------------------------------------------------------
New York Continued
 $ 2,000,000   NYC GO                                           6.250%         08/01/2012           08/01/2006 b  $ 2,250,180
--------------------------------------------------------------------------------------------------------------------------------
   4,050,000   NYC GO                                           6.250          08/01/2013           08/01/2006 b    4,549,243
--------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                           6.250          08/01/2017           02/01/2003 b       20,366
--------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                           6.250          08/01/2019           08/01/2004 b       20,366
--------------------------------------------------------------------------------------------------------------------------------
   1,205,000   NYC GO                                           6.375          08/01/2004           02/01/2003 b    1,227,594
--------------------------------------------------------------------------------------------------------------------------------
      40,000   NYC GO                                           6.375          08/01/2006           02/01/2003 b       40,750
--------------------------------------------------------------------------------------------------------------------------------
      45,000   NYC GO                                           6.375          08/01/2007           02/01/2003 b       45,844
--------------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYC GO                                           6.375          08/15/2009           08/15/2005 b    4,424,600
--------------------------------------------------------------------------------------------------------------------------------
   1,495,000   NYC GO                                           6.375          08/01/2010           08/01/2005 b    1,628,907
--------------------------------------------------------------------------------------------------------------------------------
     815,000   NYC GO                                           6.375          08/15/2010           08/15/2005 b      900,412
--------------------------------------------------------------------------------------------------------------------------------
   5,400,000   NYC GO                                           6.375          08/01/2012           08/15/2005 b    5,959,116
--------------------------------------------------------------------------------------------------------------------------------
     103,000   NYC GO                                           6.500          08/01/2014           08/01/2005 b      117,071
--------------------------------------------------------------------------------------------------------------------------------
      40,000   NYC GO                                           6.500          08/01/2016           08/01/2005 b       45,464
--------------------------------------------------------------------------------------------------------------------------------
   7,500,000   NYC GO                                           6.500          05/15/2017           05/15/2010 b    8,418,075
--------------------------------------------------------------------------------------------------------------------------------
     150,000   NYC GO                                           6.500          08/01/2019s          08/01/2005 b      170,491
--------------------------------------------------------------------------------------------------------------------------------
      35,000   NYC GO                                           7.000          02/01/2003           02/01/2003 a       35,169
--------------------------------------------------------------------------------------------------------------------------------
     160,000   NYC GO                                           7.000          12/01/2006           06/01/2003 b      163,714
--------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                           7.000          02/01/2009           02/01/2003 b        5,021
--------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                           7.000          12/01/2010           06/01/2003 b        5,104
--------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                           7.000          02/01/2011           02/01/2003 b        5,022
--------------------------------------------------------------------------------------------------------------------------------
      30,000   NYC GO                                           7.000          02/01/2012           02/01/2003 b       30,123
--------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC GO                                           7.000          10/01/2015           04/01/2003 a       25,159
--------------------------------------------------------------------------------------------------------------------------------
      70,000   NYC GO                                           7.000          10/01/2016           04/01/2003 a       70,446
--------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                           7.000          02/01/2018           02/01/2003 b        5,095
--------------------------------------------------------------------------------------------------------------------------------
      35,000   NYC GO                                           7.000          10/01/2018           04/01/2003 a       35,467
--------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                           7.000          10/01/2019           04/01/2003 a       15,063
--------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                           7.100          02/01/2004           02/01/2003 b        5,022
--------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                           7.200          02/01/2005           02/01/2003 b        5,024
--------------------------------------------------------------------------------------------------------------------------------
      40,000   NYC GO                                           7.250          10/01/2005           04/01/2003 a       40,582
--------------------------------------------------------------------------------------------------------------------------------
     100,000   NYC GO                                           7.250          02/01/2007           02/01/2003 a      100,484
--------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                           7.250          02/01/2007           02/01/2003 b        5,022
--------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                           7.250          08/15/2017           02/15/2003 a       16,390
--------------------------------------------------------------------------------------------------------------------------------
     120,000   NYC GO                                           7.500          08/15/2003           02/15/2003 b      120,828
--------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                           7.500          12/01/2003           06/01/2003 a       20,506
--------------------------------------------------------------------------------------------------------------------------------
  10,135,000   NYC GO                                           7.500          02/01/2004           02/01/2003 b   10,419,793
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYC GO                                           7.500          02/01/2004           02/01/2003 b    2,039,360
--------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC GO                                           7.500          12/01/2004           06/01/2003 a       25,632
--------------------------------------------------------------------------------------------------------------------------------
     110,000   NYC GO                                           7.500          02/01/2005           02/01/2003 b      112,165
--------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                           7.500          08/15/2005           02/15/2003 b        5,034
--------------------------------------------------------------------------------------------------------------------------------
     875,000   NYC GO                                           7.500          02/01/2006           02/01/2003 b      892,220
--------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                           7.500          02/01/2007           02/01/2003 b       15,295
--------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                           7.500          02/01/2009           02/01/2003 b       15,294
--------------------------------------------------------------------------------------------------------------------------------
      40,000   NYC GO                                           7.650          02/01/2007           02/01/2003 b       40,792
--------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                           7.700          02/01/2009           02/01/2003 b        5,099
--------------------------------------------------------------------------------------------------------------------------------
      75,000   NYC GO                                           7.750          08/15/2006           02/15/2003 b       76,162

                   17 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  Continued
                                                                                                      Effective
   Principal                                                                                           Maturity   Market Value
      Amount                                                   Coupon             Maturity         (Unaudited)*     See Note 1
-----------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $    15,000   NYC GO                                           7.750%          08/15/2007           02/15/2003 b $     15,232
---------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                           7.750           08/15/2014           02/15/2003 b       20,310
---------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                           7.750           08/15/2028           02/15/2003 b       20,137
---------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                           8.000           08/01/2003           02/01/2003 b        5,026
---------------------------------------------------------------------------------------------------------------------------------
      60,000   NYC GO                                           8.000           08/01/2003           02/01/2003 b       60,757
---------------------------------------------------------------------------------------------------------------------------------
   1,355,000   NYC GO CAB                                       0.000 v         05/15/2014           05/15/2008 b    1,423,726
---------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYC GO CARS                                     10.570 r         09/01/2011           02/01/2003 b    5,184,600
---------------------------------------------------------------------------------------------------------------------------------
     100,000   NYC GO DIAMONDS                                  0.000 v         02/01/2025           02/01/2006 b       86,629
---------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC GO DIAMONDS                                  0.000 v         08/01/2025 s         08/01/2007 b       19,953
---------------------------------------------------------------------------------------------------------------------------------
     155,000   NYC GO LIMOi                                     7.000           02/01/2007           02/01/2003 b      157,325
---------------------------------------------------------------------------------------------------------------------------------
   8,250,000   NYC GO RIBS                                      9.461 r         08/01/2008           08/01/2003 b    8,865,615
---------------------------------------------------------------------------------------------------------------------------------
   4,200,000   NYC GO RIBS                                      9.461 r         07/29/2010           08/01/2003 b    4,514,496
---------------------------------------------------------------------------------------------------------------------------------
   5,400,000   NYC GO RIBS                                      9.559 r         08/22/2013           08/01/2003 b    5,703,750
---------------------------------------------------------------------------------------------------------------------------------
   3,050,000   NYC GO RIBS                                      9.559 r         08/27/2015           08/01/2003 b    3,217,963
---------------------------------------------------------------------------------------------------------------------------------
  13,150,000   NYC GO RIBS                                     10.490 r         08/01/2013           08/01/2003 b   13,994,756
---------------------------------------------------------------------------------------------------------------------------------
   6,350,000   NYC GO RIBS                                     10.541 r         08/01/2014           08/01/2003 b    6,757,924
---------------------------------------------------------------------------------------------------------------------------------
     295,000   NYC HDC (Barclay Avenue)                         5.750           04/01/2007           11/21/2004 c      320,284
---------------------------------------------------------------------------------------------------------------------------------
     220,000   NYC HDC (Multifamily Hsg.), Series A             5.625           05/01/2012           05/01/2006 b      232,153
---------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC HDC (Multifamily Hsg.), Series A             5.750           11/01/2018 s         05/01/2007 b       15,707
---------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC HDC (Multifamily Hsg.), Series A             5.850           05/01/2025           05/01/2005 b       10,177
---------------------------------------------------------------------------------------------------------------------------------
   1,715,000   NYC HDC (Multifamily Hsg.), Series A             6.550           10/01/2015 s         04/01/2003 b    1,755,680
---------------------------------------------------------------------------------------------------------------------------------
     275,000   NYC HDC (Multifamily Hsg.), Series A             6.550           04/01/2018 s         04/01/2003 b      283,822
---------------------------------------------------------------------------------------------------------------------------------
  29,000,000   NYC HDC (Multifamily Hsg.), Series A             6.600           04/01/2030 s         04/01/2003 b   29,969,180
---------------------------------------------------------------------------------------------------------------------------------
     320,000   NYC HDC (Multifamily Hsg.), Series B             5.700           11/01/2013 s         05/01/2003 b      330,640
---------------------------------------------------------------------------------------------------------------------------------
     995,000   NYC HDC (Multifamily Hsg.), Series B             5.850           05/01/2026 s         05/01/2003 b    1,019,178
---------------------------------------------------------------------------------------------------------------------------------
     435,000   NYC HDC (Multifamily Hsg.), Series B             5.850           05/01/2026 s         05/01/2003 b      445,727
---------------------------------------------------------------------------------------------------------------------------------
   5,220,000   NYC HDC (Multifamily Hsg.), Series B             5.875           11/01/2018 s         05/01/2009 b    5,460,590
---------------------------------------------------------------------------------------------------------------------------------
     874,892   NYC HDC (Pass Through Certificate)i              6.500           09/20/2003           05/24/2003 c      903,790
---------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC Health & Hospital Corp.                      5.625           02/15/2013 s         02/15/2003 b       20,499
---------------------------------------------------------------------------------------------------------------------------------
   1,285,000   NYC Health & Hospital Corp.                      5.750           02/15/2022 s         02/15/2005 b    1,316,303
---------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC Health & Hospital Corp.                      6.000           02/15/2006           02/15/2003 b       20,468
---------------------------------------------------------------------------------------------------------------------------------
  26,500,000   NYC Health & Hospital Corp. LEVRRS               9.512 r         02/15/2011 s         02/15/2003 b   27,809,100
---------------------------------------------------------------------------------------------------------------------------------
   1,505,000   NYC IDA (Acme Architectural Products)            5.875           11/01/2009           08/21/2006 c    1,424,392
---------------------------------------------------------------------------------------------------------------------------------
  10,000,000   NYC IDA (Airis JFK I/JFK International Airport)  6.000           07/01/2015           03/21/2011 g   10,046,200
---------------------------------------------------------------------------------------------------------------------------------
     465,000   NYC IDA (ALA Realty)                             7.000           12/01/2005           07/01/2004 c      475,393
---------------------------------------------------------------------------------------------------------------------------------
     505,000   NYC IDA (Atlantic Veal & Lamb)                   7.250           12/01/2008           03/16/2006 c      510,005
---------------------------------------------------------------------------------------------------------------------------------
     210,000   NYC IDA
               (Brooklyn Heights Montessori School)             7.500           01/01/2007           09/23/2004 c      211,342
---------------------------------------------------------------------------------------------------------------------------------
     590,000   NYC IDA (Chardan Corp.)                          6.250           11/01/2008           01/24/2006 c      585,020
---------------------------------------------------------------------------------------------------------------------------------
     235,000   NYC IDA (College of Aeronautics)                 5.500           05/01/2012           05/01/2012        244,388
---------------------------------------------------------------------------------------------------------------------------------
     550,000   NYC IDA (College of Aeronautics)                 5.500           05/01/2013           05/01/2010 b      568,546
---------------------------------------------------------------------------------------------------------------------------------
     785,000   NYC IDA (College of Mount St. Vincent)           7.000           05/01/2008           05/01/2003 b      815,065
---------------------------------------------------------------------------------------------------------------------------------
     360,000   NYC IDA (College of New Rochelle)                6.200           09/01/2010 s         09/01/2005 b      383,792
---------------------------------------------------------------------------------------------------------------------------------
     500,000   NYC IDA (College of New Rochelle)                6.300           09/01/2015 s         09/01/2005 b      525,265
---------------------------------------------------------------------------------------------------------------------------------
     525,000   NYC IDA (Comprehensive Care Management)          5.750           11/01/2008           01/23/2006 c      521,897

                   18 | LIMITED TERM NEW YORK MUNICIPAL FUND
                                                                                                     Effective
   Principal                                                                                          Maturity   Market Value
      Amount                                                   Coupon            Maturity         (Unaudited)*     See Note 1
------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $   205,000   NYC IDA (Comprehensive Care Management)          5.750%         11/01/2008           01/09/2006 c $    203,780
--------------------------------------------------------------------------------------------------------------------------------
     405,000   NYC IDA (Comprehensive Care Management)          7.250          12/01/2006           01/25/2005 c      424,420
--------------------------------------------------------------------------------------------------------------------------------
     408,422   NYC IDA (Cummins Engine)                         6.500          03/01/2005           08/22/2003 c      406,699
--------------------------------------------------------------------------------------------------------------------------------
     665,000   NYC IDA (Essie Cosmetics)                        5.500          11/01/2008           01/22/2006 c      645,462
--------------------------------------------------------------------------------------------------------------------------------
     930,000   NYC IDA (Friends Seminary School)                6.250          09/15/2010           02/20/2007 c      951,901
--------------------------------------------------------------------------------------------------------------------------------
     915,000   NYC IDA (Gabrielli Truck Sales)                  7.250          12/01/2007           01/19/2006 c      935,706
--------------------------------------------------------------------------------------------------------------------------------
  24,640,000   NYC IDA (Japan Airlines)                         6.000          11/01/2015           10/13/2004 g   26,554,528
--------------------------------------------------------------------------------------------------------------------------------
     330,000   NYC IDA (Julia Gray)                             6.500          11/01/2007           07/15/2005 c      328,043
--------------------------------------------------------------------------------------------------------------------------------
     345,000   NYC IDA (Koenig Manufacturing)                   7.375          12/01/2010           06/09/2007 c      348,905
--------------------------------------------------------------------------------------------------------------------------------
   6,000,000   NYC IDA (Legal Aid)                              8.750          11/01/2033 s         11/01/2003 b    6,144,180
--------------------------------------------------------------------------------------------------------------------------------
   2,355,000   NYC IDA (Lycee Francais De New York)             5.500          06/01/2013           12/01/2012 b    2,565,419
--------------------------------------------------------------------------------------------------------------------------------
     730,000   NYC IDA (Lycee Francais De New York)             5.500          06/01/2015           12/01/2012 b      783,918
--------------------------------------------------------------------------------------------------------------------------------
   2,880,000   NYC IDA (Lycee Francais De New York)             5.500          06/01/2016           12/01/2012 b    3,069,072
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYC IDA (Lycee Francais De New York)             5.500          06/01/2017           12/01/2012 b    2,118,260
--------------------------------------------------------------------------------------------------------------------------------
   3,210,000   NYC IDA (Lycee Francais De New York)             5.500          06/01/2018           12/01/2012 b    3,376,438
--------------------------------------------------------------------------------------------------------------------------------
     655,000   NYC IDA (MediSys Health Network)                 5.750          03/15/2006           11/16/2004 c      642,214
--------------------------------------------------------------------------------------------------------------------------------
     555,000   NYC IDA (Morrisons Pastry)                       5.750          11/01/2009           06/27/2005 c      512,820
--------------------------------------------------------------------------------------------------------------------------------
   4,300,000   NYC IDA (National Compressor Exchange)           6.250          11/01/2027           11/01/2007 a    4,261,773
--------------------------------------------------------------------------------------------------------------------------------
     205,000   NYC IDA (Nightingale-Bamford School)             5.850          01/15/2020 s         01/15/2005 b      209,512
--------------------------------------------------------------------------------------------------------------------------------
     100,000   NYC IDA
               (Ohel Children's Home & Family Services)         7.125          03/15/2003           03/15/2003 c      101,153
--------------------------------------------------------------------------------------------------------------------------------
   3,525,000   NYC IDA (Polytechnic University)                 6.000          11/01/2020 s         11/01/2010 b    3,680,417
--------------------------------------------------------------------------------------------------------------------------------
     525,000   NYC IDA (Precision Gear)                         5.875          11/01/2009           08/30/2006 c      500,892
--------------------------------------------------------------------------------------------------------------------------------
     445,000   NYC IDA (Precision Gear)                         5.875          11/01/2009           08/15/2006 c      424,566
--------------------------------------------------------------------------------------------------------------------------------
     155,000   NYC IDA (Precision Gear)                         6.500          11/01/2008           02/13/2006 c      154,124
--------------------------------------------------------------------------------------------------------------------------------
     320,000   NYC IDA (Promotional Slideguide)                 7.000          12/01/2005           07/06/2004 c      328,451
--------------------------------------------------------------------------------------------------------------------------------
   4,200,000   NYC IDA (Rosco, Inc.)                            6.125          06/01/2022           06/01/2007 d    4,178,580
--------------------------------------------------------------------------------------------------------------------------------
   1,155,000   NYC IDA (Showman Fabricators)                    7.125          11/01/2013           11/01/2013      1,161,064
--------------------------------------------------------------------------------------------------------------------------------
   1,770,000   NYC IDA
               (Special Needs Facilities Pooled Program)        5.950          07/01/2008           01/27/2005 c    1,709,767
--------------------------------------------------------------------------------------------------------------------------------
     105,000   NYC IDA (Streamline Plastics)                    7.125          12/01/2005           07/18/2004 c      105,580
--------------------------------------------------------------------------------------------------------------------------------
      30,000   NYC IDA (Terminal One Group Association)         5.900          01/01/2006           01/01/2006         30,914
--------------------------------------------------------------------------------------------------------------------------------
     850,000   NYC IDA (Terminal One Group Association)         6.000          01/01/2007           01/01/2004 b      876,307
--------------------------------------------------------------------------------------------------------------------------------
  52,440,000   NYC IDA (Terminal One Group Association)         6.000          01/01/2015 s         01/01/2004 b   53,854,831
--------------------------------------------------------------------------------------------------------------------------------
  12,105,000   NYC IDA (Terminal One Group Association)         6.000          01/01/2019 s         01/01/2006 b   12,420,093
--------------------------------------------------------------------------------------------------------------------------------
   2,140,000   NYC IDA (Terminal One Group Association)         6.100          01/01/2009           01/01/2006 b    2,206,190
--------------------------------------------------------------------------------------------------------------------------------
  15,015,000   NYC IDA (Terminal One Group Association)         6.125          01/01/2024           01/01/2006 b   15,429,714
--------------------------------------------------------------------------------------------------------------------------------
     770,000   NYC IDA (Ulano)                                  6.250          11/01/2006           12/15/2004 c      754,823
--------------------------------------------------------------------------------------------------------------------------------
     160,000   NYC IDA (United Nations School)                  6.050          12/01/2005           12/01/2005        173,658
--------------------------------------------------------------------------------------------------------------------------------
     170,000   NYC IDA (United Nations School)                  6.100          12/01/2006           12/01/2006        191,376
--------------------------------------------------------------------------------------------------------------------------------
     180,000   NYC IDA (United Nations School)                  6.150          12/01/2007           12/01/2007        197,249
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYC IDA (USTA National Tennis Center)            6.375          11/15/2014 s         11/15/2004 b    2,216,480
--------------------------------------------------------------------------------------------------------------------------------
   1,300,000   NYC IDA (Visy Paper)                             7.550          01/01/2005           08/01/2003 c    1,300,611
 --------------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYC IDA (Visy Paper)                             7.800          01/01/2016           10/04/2007 g    4,019,640
--------------------------------------------------------------------------------------------------------------------------------
     400,000   NYC IDA (World Casing Corp.)                     5.950          11/01/2007           07/09/2005 c      380,612

                   19 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  Continued
                                                                                                      Effective
   Principal                                                                                           Maturity   Market Value
      Amount                                                   Coupon             Maturity         (Unaudited)*     See Note 1
---------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $ 5,210,000   NYC IDA (YMCA of Greater NY)                     5.800%          08/01/2016 s         01/01/2009 b $  5,509,367
---------------------------------------------------------------------------------------------------------------------------------
     900,000   NYC IDA (Zeluck, Inc.)                           6.250           11/01/2011           05/02/2007 c      925,947
---------------------------------------------------------------------------------------------------------------------------------
  16,350,000   NYC IDA Special Facilities
               (JFK International Airport)                      8.000           08/01/2012           08/01/2012     10,586,952
---------------------------------------------------------------------------------------------------------------------------------
      65,000   NYC Municipal Water Finance Authority            5.125           06/15/2017 s         06/15/2007 b       68,145
---------------------------------------------------------------------------------------------------------------------------------
      30,000   NYC Municipal Water Finance Authority            5.125           06/15/2022           06/15/2008 b       30,701
---------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC Municipal Water Finance Authority            5.200           06/15/2013           06/15/2007 b       11,035
---------------------------------------------------------------------------------------------------------------------------------
      15,000   NYC Municipal Water Finance Authority            5.250           06/15/2018           06/15/2008 b       15,761
---------------------------------------------------------------------------------------------------------------------------------
   5,500,000   NYC Municipal Water Finance Authority            5.350           06/15/2012           06/15/2004 b    5,826,040
---------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC Municipal Water Finance Authority            5.375           06/15/2019           06/15/2004 b       25,629
---------------------------------------------------------------------------------------------------------------------------------
      95,000   NYC Municipal Water Finance Authority            5.375           06/15/2019           06/15/2004 b       99,634
---------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC Municipal Water Finance Authority            5.500           06/15/2019 s         06/15/2005 b       21,100
---------------------------------------------------------------------------------------------------------------------------------
     765,000   NYC Municipal Water Finance Authority            5.500           06/15/2019 s         06/15/2005 b      807,067
---------------------------------------------------------------------------------------------------------------------------------
     150,000   NYC Municipal Water Finance Authority            5.500           06/15/2019           06/15/2004 b      158,248
---------------------------------------------------------------------------------------------------------------------------------
   5,075,000   NYC Municipal Water Finance Authority            5.500           06/15/2023 s         06/15/2005 b    5,338,037
---------------------------------------------------------------------------------------------------------------------------------
     180,000   NYC Municipal Water Finance Authority            5.500           06/15/2023 s         06/15/2004 b      187,538
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYC Municipal Water Finance Authority            5.500           06/15/2023 s         06/15/2005 b    2,090,660
---------------------------------------------------------------------------------------------------------------------------------
   1,815,000   NYC Municipal Water Finance Authority            5.500           06/15/2024 s         06/15/2007 b    1,923,573
---------------------------------------------------------------------------------------------------------------------------------
      85,000   NYC Municipal Water Finance Authority            5.625           06/15/2019 s         06/15/2006 b       93,185
---------------------------------------------------------------------------------------------------------------------------------
     855,000   NYC Municipal Water Finance Authority            5.750           06/15/2013 s         12/15/2002 a      872,271
---------------------------------------------------------------------------------------------------------------------------------
      50,000   NYC Municipal Water Finance Authority            5.750           06/15/2013 s         06/15/2003 a       51,010
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYC Municipal Water Finance Authority IRS        8.970 r         06/15/2009           06/15/2004 b    2,156,680
---------------------------------------------------------------------------------------------------------------------------------
  12,500,000   NYC Municipal Water Finance Authority IRS i      9.170 r         06/15/2013           06/15/2004 b   13,235,375
---------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC Public Hsg. Authority                        6.000           01/01/2004           01/01/2003 b       25,833
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC TFA, Series C                                5.250           05/01/2013           05/01/2008 b    1,101,190
---------------------------------------------------------------------------------------------------------------------------------
   3,875,000   NYC TFA, Series C                                5.500           11/01/2029           05/01/2010 a    4,514,917
---------------------------------------------------------------------------------------------------------------------------------
     645,000   NYC TFA, Series C                                5.500           11/01/2029           05/01/2010 a      751,515
---------------------------------------------------------------------------------------------------------------------------------
     255,000   NYC Transit Authority MTA, Series A              5.400           01/01/2019 s         01/01/2010 b      274,864
---------------------------------------------------------------------------------------------------------------------------------
   3,500,000   NYC Trust for Cultural Resources
               (American Museum of Natural History)             5.650           04/01/2027 s         04/01/2007 b    3,767,365
---------------------------------------------------------------------------------------------------------------------------------
     750,000   NYC Trust for Cultural Resources
               (Museum of American Folk Art)                    6.000           07/01/2022 s         07/01/2010 b      823,552
---------------------------------------------------------------------------------------------------------------------------------
   2,155,000   NYC Trust for Cultural Resources
               (Museum of American Folk Art)                    6.125           07/01/2030 s         07/01/2011 b    2,373,625
---------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS DA (Albany Memorial Hospital)                5.500           07/01/2010 s         07/01/2005 b       47,995
---------------------------------------------------------------------------------------------------------------------------------
     250,000   NYS DA (Augustana Lutheran Home)                 5.500           02/01/2041 s         02/01/2013 b      260,902
---------------------------------------------------------------------------------------------------------------------------------
      70,000   NYS DA (Bethel Springvale Home)                  6.000           02/01/2035 s         02/01/2006 b       76,419
---------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS DA
               (Bishop Henry B. Hucles Nursing Home)            5.625           07/01/2018 s         07/01/2008 b       31,074
---------------------------------------------------------------------------------------------------------------------------------
     100,000   NYS DA (Brooklyn Law School)                     6.375           07/01/2005           01/01/2003 b      101,431
---------------------------------------------------------------------------------------------------------------------------------
     265,000   NYS DA (Brooklyn Law School)                     6.375           07/01/2007 s         01/01/2003 b      275,441
---------------------------------------------------------------------------------------------------------------------------------
     565,000   NYS DA (Brooklyn Law School)                     6.400           07/01/2011 s         01/01/2003 b      573,046
---------------------------------------------------------------------------------------------------------------------------------
  15,000,000   NYS DA (Catholic Health Services)                6.500           07/01/2020 s         07/01/2010 b   16,531,050
---------------------------------------------------------------------------------------------------------------------------------
   1,100,000   NYS DA (Chapel Oaks)                             5.375           07/01/2017 s         07/01/2010 b    1,149,654
---------------------------------------------------------------------------------------------------------------------------------
      15,000   NYS DA (City University)                         0.000 z         07/01/2004           09/25/2003 c       14,074
---------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (City University)                         0.000 z         07/01/2004           09/25/2003 c       47,118

                   20 | LIMITED TERM NEW YORK MUNICIPAL FUND
                                                                                                      Effective
   Principal                                                                                           Maturity   Market Value
      Amount                                                   Coupon             Maturity         (Unaudited)*     See Note 1
---------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $    25,000   NYS DA (City University)                         0.000% z        07/01/2005           11/25/2003 c $     22,346
---------------------------------------------------------------------------------------------------------------------------------
  20,820,000   NYS DA (City University)                         5.000           07/01/2017           07/01/2003 b   20,984,478
---------------------------------------------------------------------------------------------------------------------------------
     160,000   NYS DA (City University)                         5.000           07/01/2020 s         07/01/2003 b      160,317
---------------------------------------------------------------------------------------------------------------------------------
     335,000   NYS DA (City University)                         5.375           07/01/2014           07/01/2005 b      367,207
---------------------------------------------------------------------------------------------------------------------------------
  11,020,000   NYS DA (City University)                         5.375           07/01/2024 s         01/01/2010 b   11,416,169
---------------------------------------------------------------------------------------------------------------------------------
   5,165,000   NYS DA (City University)                         5.375           07/01/2025 s         07/01/2007 b    5,318,659
---------------------------------------------------------------------------------------------------------------------------------
   1,180,000   NYS DA (City University)                         5.500           07/01/2012 s         07/01/2005 b    1,226,398
---------------------------------------------------------------------------------------------------------------------------------
     250,000   NYS DA (City University)                         5.500           07/01/2012           07/01/2003        260,022
---------------------------------------------------------------------------------------------------------------------------------
   1,900,000   NYS DA (City University)                         6.000           07/01/2010           07/01/2006 b    2,097,486
---------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS DA (City University)                         6.375           07/01/2008           07/01/2003 b       10,241
---------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS DA (College of Saint Rose)                   6.000           07/01/2011 s         01/01/2003 b        5,119
---------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (Court Facilities)                        5.250           05/15/2021           05/15/2005 b       50,849
---------------------------------------------------------------------------------------------------------------------------------
  11,095,000   NYS DA (Court Facilities)                        5.375           05/15/2016 s         05/15/2003 b   11,402,886
---------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS DA (Court Facilities)                        5.500           05/15/2010           05/15/2003 b        5,139
---------------------------------------------------------------------------------------------------------------------------------
     180,000   NYS DA (Court Facilities)                        5.500           05/15/2023           05/15/2003 b      184,077
---------------------------------------------------------------------------------------------------------------------------------
   4,770,000   NYS DA (Court Facilities)                        5.625           05/15/2013 s         05/15/2003 b    4,916,057
---------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS DA (Court Facilities)                        5.700           05/15/2022           05/15/2003 b        5,115
---------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS DA (Dept. of Education)                      5.750           07/01/2021           07/01/2006 b       10,855
---------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS DA (Dept. of Education)                      6.125           07/01/2019 s         07/01/2006 b       10,815
---------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS DA (Dept. of Health)                         5.500           07/01/2014           07/01/2006 b       32,124
---------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS DA (Dept. of Health)                         5.750           07/01/2017           07/01/2006         48,110
---------------------------------------------------------------------------------------------------------------------------------
     500,000   NYS DA (Dept. of Health)                         5.750           07/01/2017 s         07/01/2006 b      560,335
---------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (Dept. of Health)                         5.900           07/01/2009           07/01/2004 b       52,891
---------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS DA (Dept. of Health)                         7.400           07/01/2004           01/01/2003 b       25,374
---------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS DA (Ellis Hospital)                          5.625           08/01/2035 s         08/01/2007 b       31,060
---------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS DA (Episcopal Health)                        5.700           08/01/2009           08/01/2003 b        5,223
---------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (Episcopal Health)                        5.900           08/01/2020 s         08/01/2003 b       51,448
---------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS DA (Fordham University)                      5.750           07/01/2015 s         08/01/2003 b       26,967
---------------------------------------------------------------------------------------------------------------------------------
   3,835,000   NYS DA (Frances Schervier
               Home & Hospital Obligated Group)                 5.500           07/01/2017 s         07/01/2009 b    4,082,357
---------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (Frances Schervier
               Home & Hospital Obligated Group)                 5.500           07/01/2027 s         07/01/2009 b       51,610
---------------------------------------------------------------------------------------------------------------------------------
  10,000,000   NYS DA (Frances Schervier
               Home & Hospital Obligated Group)                 5.500           07/01/2027 s         07/01/2009 b   10,406,700
---------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (German Masonic Home)                     5.950           08/01/2026 s         08/01/2008 b       53,120
---------------------------------------------------------------------------------------------------------------------------------
   2,235,000   NYS DA (Highland Community Devel. Corp.)         5.500           07/01/2023           07/16/2008 d    2,261,373
---------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS DA (Hospital Special Surgery)                5.000           02/01/2018           02/01/2008 b       25,951
---------------------------------------------------------------------------------------------------------------------------------
      80,000   NYS DA (Jewish Geriatric)                        7.150           08/01/2014           08/01/2004 b       88,158
---------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (Jewish Geriatric)                        7.350           08/01/2029           08/01/2004 b       55,123
---------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS DA (JGB Health Facilities)                   7.000           07/01/2009 s         01/01/2003 b       30,597
---------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS DA (John T. Mather Memorial Hospital)        5.375           07/01/2019           07/01/2008 b       10,499
---------------------------------------------------------------------------------------------------------------------------------
   3,785,000   NYS DA (KMH Homes) i                             6.950           08/01/2031           02/01/2003 b    3,902,335
---------------------------------------------------------------------------------------------------------------------------------
   1,020,000   NYS DA (L.I. University)                         5.125           09/01/2010           09/01/2010      1,144,042
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS DA (L.I. University)                         5.250           09/01/2011           09/01/2009 b    1,139,960
---------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYS DA (Lenox Hill Hospital)                     5.750           07/01/2017           07/01/2012 b    2,159,980

                   21 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                     Effective
   Principal                                                                                          Maturity   Market Value
      Amount                                                   Coupon            Maturity         (Unaudited)*     See Note 1
--------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $ 1,065,000   NYS DA (Manhattan College)                       5.000%         07/01/2008           07/01/2008   $  1,183,098
--------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS DA (Marist College)                          6.000          07/01/2022           07/01/2003 b       10,246
--------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (Marist College)                          7.125          07/01/2010 s         01/01/2003 b       20,298
--------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS DA (Mental Health Services Facilities)       5.250          08/15/2016           02/15/2008 b       10,511
--------------------------------------------------------------------------------------------------------------------------------
   5,060,000   NYS DA
               (Miriam Osborn Memorial Home Association)        6.875          07/01/2019 s         07/01/2010 b    5,773,662
--------------------------------------------------------------------------------------------------------------------------------
   4,750,000   NYS DA (Mount Sinai School of Medicine)          6.750          07/01/2009 s         01/01/2003 b    4,819,492
--------------------------------------------------------------------------------------------------------------------------------
   2,030,000   NYS DA (Mount Sinai School of Medicine)          6.750          07/01/2015 s         01/01/2003 b    2,059,394
--------------------------------------------------------------------------------------------------------------------------------
     885,000   NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group)                           6.000          07/01/2013           07/01/2011 b      923,878
--------------------------------------------------------------------------------------------------------------------------------
   3,000,000   NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group)                           6.000          07/01/2014           07/01/2011 b    3,107,970
--------------------------------------------------------------------------------------------------------------------------------
  15,540,000   NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group)                           6.500          07/01/2015           07/01/2010 b   17,291,203
--------------------------------------------------------------------------------------------------------------------------------
  11,830,000   NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group)                           6.500          07/01/2016           07/01/2010 b   13,092,261
--------------------------------------------------------------------------------------------------------------------------------
  12,000,000   NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group)                           6.500          07/01/2017           07/01/2010 b   13,209,000
--------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group)                           6.625          07/01/2018           07/01/2011 b    5,509,500
--------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group)                           6.625          07/01/2019           07/01/2010 b    5,481,650
--------------------------------------------------------------------------------------------------------------------------------
   1,750,000   NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group)                           6.750          07/01/2020           07/01/2010 b    1,922,882
--------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS DA (Mt. Sinai/NYU Health)                    6.250          07/01/2022           02/01/2005 b    5,099,150
--------------------------------------------------------------------------------------------------------------------------------
      70,000   NYS DA (New Hope Community)                      5.700          07/01/2017 s         07/01/2005 b       71,929
--------------------------------------------------------------------------------------------------------------------------------
      15,000   NYS DA (Niagara Lutheran)                        5.450          08/01/2017           08/01/2007 b       16,068
--------------------------------------------------------------------------------------------------------------------------------
   2,395,000   NYS DA (Nottingham Retirement Community)         6.125          07/01/2025 s         07/01/2005 b    2,528,162
--------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (Nursing Homes)                           5.500          07/01/2010 s         07/01/2007 b       53,018
--------------------------------------------------------------------------------------------------------------------------------
   1,375,000   NYS DA (NY Hospital Medical Center)              5.550          08/15/2029 s         08/15/2011 b    1,539,766
--------------------------------------------------------------------------------------------------------------------------------
   2,205,000   NYS DA (Nyack Hospital)                          6.000          07/01/2006           01/25/2005 c    2,056,603
--------------------------------------------------------------------------------------------------------------------------------
   2,325,000   NYS DA (Nyack Hospital)                          6.250          07/01/2013           05/10/2009 c    1,999,616
--------------------------------------------------------------------------------------------------------------------------------
     120,000   NYS DA (Our Lady of Mercy Hospital)              6.300          08/01/2032 s         02/01/2003 b      122,687
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYS DA (Park Ridge Hsg.)                         6.375          08/01/2020 s         08/01/2010 b    2,204,740
--------------------------------------------------------------------------------------------------------------------------------
   1,470,000   NYS DA (Park Ridge Hsg.)                         6.500          08/01/2025 s         08/01/2010 b    1,620,219
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYS DA (Personal Income Tax)w                    5.375          03/15/2022           03/15/2013      2,117,440
--------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (Resurrection Rest Home
               Castleton on Hudson, NY)                         6.050          08/01/2035 s         08/01/2005 b       54,108
--------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS DA
               (Ryan-Clinton Community Health Center)           6.100          07/01/2019 s         01/01/2010 b    5,629,450
--------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (Sage College)                            6.300          07/01/2011 s         01/01/2003 b       20,485
--------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS DA (School District Financing)               5.750          10/01/2022 s         10/01/2012 b    5,553,150
--------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS DA (St. Joseph's Hospital Health Center)     5.250          07/01/2018 s         07/01/2009 b    5,277,050
--------------------------------------------------------------------------------------------------------------------------------
   1,975,000   NYS DA (St. Vincent Depaul Residence)            5.300          07/01/2018 s         07/01/2010 b    2,048,292
--------------------------------------------------------------------------------------------------------------------------------
      95,000   NYS DA
               (St. Vincent's Hospital & Medical Center)        5.750          08/01/2015 s         08/01/2007 b      101,008
--------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS DA
               (St. Vincent's Hospital & Medical Center)        5.800          08/01/2025           08/01/2005 b       26,184

                   22 | LIMITED TERM NEW YORK MUNICIPAL FUND
                                                                                                      Effective
   Principal                                                                                           Maturity   Market Value
      Amount                                                   Coupon             Maturity         (Unaudited)*     See Note 1
---------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $    20,000   NYS DA
               (St. Vincent's Hospital & Medical Center)        7.375%          08/01/2011           02/01/2003 b  $    20,301
---------------------------------------------------------------------------------------------------------------------------------
      40,000   NYS DA
               (St. Vincent's Hospital & Medical Center)        7.400           08/01/2030 s         02/01/2003 b       41,184
---------------------------------------------------------------------------------------------------------------------------------
   3,590,000   NYS DA
               (State University Dormitory Facilities)          5.375           07/01/2022           07/01/2012 b    3,775,388
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS DA
               (State University Dormitory Facilities)          5.500           07/01/2020           07/01/2011 b    1,081,360
---------------------------------------------------------------------------------------------------------------------------------
   7,820,000   NYS DA
               (State University Dormitory Facilities)          5.750           07/01/2023           07/01/2011 b    8,472,579
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS DA
               (State University Educational Facilities)        5.250           05/15/2018           05/15/2010 a    1,149,230
---------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS DA
               (State University Educational Facilities)        5.400           05/15/2023 s         05/15/2004 b       10,765
---------------------------------------------------------------------------------------------------------------------------------
   1,150,000   NYS DA
               State University Educational Facilities)         5.750           05/15/2010           05/15/2006 a    1,319,889
---------------------------------------------------------------------------------------------------------------------------------
   3,750,000   NYS DA
               (State University Educational Facilities)        6.000           05/15/2016           05/15/2010 b    4,352,887
---------------------------------------------------------------------------------------------------------------------------------
   2,225,000   NYS DA
               (State University Educational Facilities)        6.000           05/15/2017           05/15/2003 b    2,262,825
---------------------------------------------------------------------------------------------------------------------------------
     295,000   NYS DA
               (State University Educational Facilities)        6.000           05/15/2017           05/15/2003 b      301,372
---------------------------------------------------------------------------------------------------------------------------------
     155,000   NYS DA (Suffolk County Judicial Facilities)      9.250           04/15/2006 s         04/15/2003 b      166,991
---------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS DA (Suffolk County Judicial Facilities)      9.500           04/15/2014 s         04/15/2003 b       34,419
---------------------------------------------------------------------------------------------------------------------------------
   3,500,000   NYS DA (Teresian House)                          5.250           07/01/2017 s         07/01/2009 b    3,623,585
---------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (United Cerebral Palsy
               Association of Nassau County)                    6.000           07/01/2007           01/01/2003 b       51,199
---------------------------------------------------------------------------------------------------------------------------------
   1,250,000   NYS DA (United Cerebral Palsy of NYC)            5.750           07/01/2018 s         07/01/2012 b    1,422,087
---------------------------------------------------------------------------------------------------------------------------------
     145,000   NYS DA (University of Rochester)                 6.500           07/01/2009 s         01/01/2003 b      145,612
---------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (University of Rochester)                 6.500           07/01/2009 s         01/01/2003 b       20,089
---------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS DA (Upstate Community Colleges)              5.250           07/01/2023           07/01/2006 b       10,158
---------------------------------------------------------------------------------------------------------------------------------
      60,000   NYS DA (Upstate Community Colleges)              5.500           07/01/2014 s         07/01/2005 b       62,288
---------------------------------------------------------------------------------------------------------------------------------
      55,000   NYS DA (Upstate Community Colleges)              5.625           07/01/2012 s         07/01/2004 b       56,290
---------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS DA (Upstate Community Colleges)              5.625           07/01/2014 s         07/01/2004 b       10,726
---------------------------------------------------------------------------------------------------------------------------------
   2,555,000   NYS DA (Upstate Community Colleges)              5.750           07/01/2022 s         01/01/2003 b    2,645,447
---------------------------------------------------------------------------------------------------------------------------------
      35,000   NYS DA (Upstate Community Colleges)              5.875           07/01/2016 s         07/01/2009 b       38,271
---------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (WHELC)                                   5.800           02/01/2028           08/01/2005 b       20,525
---------------------------------------------------------------------------------------------------------------------------------
   2,230,000   NYS DA Service Contract (CCFDP)                  5.375           04/01/2020           04/01/2012 b    2,375,284
---------------------------------------------------------------------------------------------------------------------------------
   2,350,000   NYS DA Service Contract (CCFDP)                  5.375           04/01/2021           04/01/2012 b    2,484,866
---------------------------------------------------------------------------------------------------------------------------------
     185,000   NYS EFC (Consolidated Water)                     7.150           11/01/2014 s         11/01/2004 b      188,417
---------------------------------------------------------------------------------------------------------------------------------
      85,000   NYS EFC (NYS Water Services)                     6.600           06/15/2005           06/15/2003 b       86,232
---------------------------------------------------------------------------------------------------------------------------------
     285,000   NYS EFC (NYS Water Services)                     6.700           09/15/2004           03/15/2003 b      286,308
---------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS EFC (NYS Water Services)                     6.850           03/15/2003           03/15/2003 a       25,118
---------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS EFC (NYS Water Services)                     6.850           09/15/2003           03/15/2003 a       10,047
---------------------------------------------------------------------------------------------------------------------------------
   2,370,000   NYS EFC (NYS Water Services)                     6.875           06/15/2010 s         06/15/2003 b    2,538,270
---------------------------------------------------------------------------------------------------------------------------------
   1,705,000   NYS EFC (NYS Water Services)                     6.875           06/15/2014 s         11/15/2004 b    1,861,860
---------------------------------------------------------------------------------------------------------------------------------
     500,000   NYS EFC (NYS Water Services)                     6.900           05/15/2015           09/29/2004 g      559,025
---------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS EFC (NYS Water Services)                     7.050           06/15/2004           06/15/2003 b       10,149

                   23 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------
                                                                                                      Effective
   Principal                                                                                           Maturity   Market Value
      Amount                                                   Coupon             Maturity         (Unaudited)*     See Note 1
---------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $    15,000   NYS EFC (NYS Water Services)                     7.200%          03/15/2011 s         03/15/2003 b $     15,074
---------------------------------------------------------------------------------------------------------------------------------
     640,000   NYS EFC (NYS Water Services)                     7.250           06/15/2010 s         12/15/2002 b      649,619
---------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS EFC (NYS Water Services)                     7.500           03/15/2011 s         03/15/2003 b       30,155
---------------------------------------------------------------------------------------------------------------------------------
   1,450,000   NYS EFC (NYS Water Services)                     7.500           06/15/2012 s         06/15/2003 b    1,488,425
---------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS EFC (NYS Water Services)                     7.500           06/15/2012 s         06/15/2003 b       46,548
---------------------------------------------------------------------------------------------------------------------------------
     500,000   NYS EFC (Occidental Petroleum)                   6.100           11/01/2030           11/01/2007 b      503,580
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS EFC (Personal Income Tax)                    5.000           01/01/2023           01/01/2013 b    1,026,530
---------------------------------------------------------------------------------------------------------------------------------
   1,425,000   NYS EFC (Personal Income Tax)                    5.250           01/01/2022           01/01/2013 b    1,505,014
---------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS EFC (Spring Valley Water Co.)                5.650           11/01/2023           11/01/2005 b       10,264
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS EFC (State Park Infrastructure)              5.750           03/15/2008 s         03/15/2003 b    1,019,350
---------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS EFC (State Park Infrastructure)              5.750           03/15/2013 s         03/15/2004 b       50,959
---------------------------------------------------------------------------------------------------------------------------------
     375,000   NYS EFC (State Water Revolving Fund)             6.900           11/15/2015 s         11/15/2004 b      419,644
---------------------------------------------------------------------------------------------------------------------------------
      35,000   NYS ERDA (Brooklyn Union Gas)                    5.500           01/01/2021           01/01/2008 b       36,710
---------------------------------------------------------------------------------------------------------------------------------
   4,525,000   NYS ERDA (Brooklyn Union Gas)                    5.600           06/01/2025           07/14/2003 b    4,633,826
---------------------------------------------------------------------------------------------------------------------------------
  20,830,000   NYS ERDA (Brooklyn Union Gas)                    6.750           02/01/2024           05/06/2003 b   21,575,714
---------------------------------------------------------------------------------------------------------------------------------
  12,305,000   NYS ERDA (Brooklyn Union Gas)                    6.750           02/01/2024           05/13/2003 b   12,596,382
---------------------------------------------------------------------------------------------------------------------------------
  52,000,000   NYS ERDA (Con Ed)                                4.700           06/01/2036           10/03/2005 b   52,359,840
---------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS ERDA (Con Ed)                                5.375           09/15/2022           09/15/2009 b        5,021
---------------------------------------------------------------------------------------------------------------------------------
      65,000   NYS ERDA (Con Ed)                                6.000           03/15/2028           03/15/2005 b       66,432
---------------------------------------------------------------------------------------------------------------------------------
     415,000   NYS ERDA (Con Ed)                                6.000           03/15/2028           03/15/2003 b      424,416
---------------------------------------------------------------------------------------------------------------------------------
     140,000   NYS ERDA (Con Ed)                                6.000           03/15/2028           03/15/2005 b      144,956
---------------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYS ERDA (Con Ed)                                6.100           08/15/2020           07/01/2005 b    4,329,280
---------------------------------------------------------------------------------------------------------------------------------
  34,440,000   NYS ERDA (Con Ed)                                7.125           12/01/2029           12/01/2004 b   37,998,685
---------------------------------------------------------------------------------------------------------------------------------
     130,000   NYS ERDA (LILCO)                                 5.150           03/01/2016           03/01/2004 b      134,061
---------------------------------------------------------------------------------------------------------------------------------
   4,755,000   NYS ERDA (LILCO)                                 6.900           08/01/2022           01/21/2003 b    4,864,317
---------------------------------------------------------------------------------------------------------------------------------
   2,155,000   NYS ERDA (LILCO)                                 7.150           09/01/2019           06/15/2003 b    2,207,991
---------------------------------------------------------------------------------------------------------------------------------
  12,830,000   NYS ERDA (LILCO)                                 7.150           06/01/2020           06/15/2003 b   13,145,490
---------------------------------------------------------------------------------------------------------------------------------
   6,040,000   NYS ERDA (LILCO)                                 7.150           12/01/2020           06/15/2003 b    6,188,524
---------------------------------------------------------------------------------------------------------------------------------
     940,000   NYS ERDA (LILCO)                                 7.150           02/01/2022           06/15/2003 b      963,115
---------------------------------------------------------------------------------------------------------------------------------
  30,000,000   NYS ERDA (NIMO)                                  6.625           10/01/2013           04/01/2003 b   31,182,000
---------------------------------------------------------------------------------------------------------------------------------
      95,000   NYS ERDA (NIMO)                                  7.200           07/01/2029           07/01/2004 b      104,575
---------------------------------------------------------------------------------------------------------------------------------
  14,370,000   NYS ERDA (NYSEG)                                 5.700           12/01/2028           12/01/2003 b   14,750,518
---------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS ERDA (NYSEG)                                 5.950           12/01/2027           12/01/2004 b       10,299
---------------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYS ERDA (NYSEG)                                 6.150           07/01/2026           07/01/2005 b    4,210,600
---------------------------------------------------------------------------------------------------------------------------------
   1,085,000   NYS ERDA (RG&E)                                  6.350           05/15/2032           05/15/2003 b    1,110,942
---------------------------------------------------------------------------------------------------------------------------------
  10,075,000   NYS ERDA (RG&E)                                  6.500           05/15/2032           05/15/2003 b   10,291,411
---------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS GO                                           5.000           09/15/2017           05/15/2003 b        5,265
---------------------------------------------------------------------------------------------------------------------------------
      40,000   NYS GO                                           6.600           12/01/2014           06/01/2003 b       41,221
---------------------------------------------------------------------------------------------------------------------------------
     400,000   NYS GO                                           9.875           11/15/2005           11/15/2005        488,604
---------------------------------------------------------------------------------------------------------------------------------
     114,000   NYS HFA (General Hsg.)                           6.500           11/01/2003           05/01/2003 b      115,361
---------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS HFA (General Hsg.)                           6.600           11/01/2005           05/01/2003 b       10,120
---------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS HFA (General Hsg.)                           6.600           11/01/2006           05/01/2003 b       30,360
---------------------------------------------------------------------------------------------------------------------------------
   1,435,000   NYS HFA (Health Facility)                        6.000           05/01/2007           05/01/2007      1,606,023
---------------------------------------------------------------------------------------------------------------------------------
     920,000   NYS HFA (HELP-Bronx Hsg.)                        8.050           11/01/2005 s         05/01/2003 b      960,020
---------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Hospital & Nursing Home)                5.500           11/01/2005           05/01/2003 a        5,519

                   24 | LIMITED TERM NEW YORK MUNICIPAL FUND
                                                                                                      Effective
   Principal                                                                                           Maturity   Market Value
      Amount                                                   Coupon             Maturity         (Unaudited)*     See Note 1
---------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $     5,000   NYS HFA (Hospital & Nursing Home)                5.500%         11/01/2012           05/01/2003 a    $   5,751
---------------------------------------------------------------------------------------------------------------------------------
      15,000   NYS HFA (Hospital & Nursing Home)                5.875           11/01/2010           05/01/2003 a       17,479
---------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS HFA (Hospital & Nursing Home)                5.875           11/01/2011           05/01/2003 a       11,643
---------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Hospital & Nursing Home)                5.900           11/01/2003           05/01/2003 a        5,187
---------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS HFA (Hospital & Nursing Home)                5.900           11/01/2005           05/01/2003 a       33,442
---------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Hospital & Nursing Home)                5.900           11/01/2010           05/01/2003 a        5,872
---------------------------------------------------------------------------------------------------------------------------------
      35,000   NYS HFA (Hospital & Nursing Home)                6.000           11/01/2014           05/01/2003 b       41,721
---------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS HFA (Hospital & Nursing Home)                6.875           11/01/2004           05/01/2003 a       10,970
---------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Hospital & Nursing Home)                6.875           11/01/2005           05/01/2003 a        5,718
---------------------------------------------------------------------------------------------------------------------------------
     235,000   NYS HFA (Hospital & Nursing Home)                6.875           11/01/2007           05/01/2003 a      267,942
---------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Hospital & Nursing Home)                6.875           11/01/2009           05/01/2003 a        6,182
---------------------------------------------------------------------------------------------------------------------------------
       3,000   NYS HFA (Hospital & Nursing Home)                6.875           11/01/2010           11/01/2003 a        3,736
---------------------------------------------------------------------------------------------------------------------------------
     590,000   NYS HFA (Hospital & Nursing Home)                7.000           11/01/2017           11/01/2003 a      741,636
---------------------------------------------------------------------------------------------------------------------------------
      70,000   NYS HFA (Meadow Manor)                           7.750           11/01/2019 s         05/01/2003 b       70,314
---------------------------------------------------------------------------------------------------------------------------------
     135,000   NYS HFA (Monroe County Health Facilities)        7.625           05/01/2005 s         05/01/2003 b      137,753
---------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS HFA (Multifamily Hsg.)                       0.000 z         11/01/2010           11/01/2006 b        6,692
---------------------------------------------------------------------------------------------------------------------------------
     200,000   NYS HFA (Multifamily Hsg.)                       0.000 z         11/01/2011           11/01/2006 b      126,248
---------------------------------------------------------------------------------------------------------------------------------
     440,000   NYS HFA (Multifamily Hsg.)                       0.000 z         11/01/2013           11/01/2006 b      246,268
---------------------------------------------------------------------------------------------------------------------------------
   9,730,000   NYS HFA (Multifamily Hsg.)                       0.000 z         11/01/2014           11/01/2006 b    5,110,877
---------------------------------------------------------------------------------------------------------------------------------
  14,590,000   NYS HFA (Multifamily Hsg.)                       0.000 z         11/01/2015           11/01/2006 b    7,228,616
---------------------------------------------------------------------------------------------------------------------------------
     535,000   NYS HFA (Multifamily Hsg.)                       5.850           08/15/2013 s         02/15/2005 b      547,824
---------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS HFA (Multifamily Hsg.)                       5.950           08/15/2024 s         02/15/2005 b       30,701
---------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Multifamily Hsg.)                       6.000           08/15/2003           08/15/2003          5,123
---------------------------------------------------------------------------------------------------------------------------------
      60,000   NYS HFA (Multifamily Hsg.)                       6.000           08/15/2027 s         02/15/2009 b       63,191
---------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS HFA (Multifamily Hsg.)                       6.100           08/15/2016 s         08/15/2008 b    1,035,930
---------------------------------------------------------------------------------------------------------------------------------
      35,000   NYS HFA (Multifamily Hsg.)                       6.200           08/15/2012 s         02/15/2003 b       35,710
---------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS HFA (Multifamily Hsg.)                       6.250           08/15/2014 s         08/15/2004 b       10,473
---------------------------------------------------------------------------------------------------------------------------------
     150,000   NYS HFA (Multifamily Hsg.)                       6.250           08/15/2023 s         08/15/2004 b      152,502
---------------------------------------------------------------------------------------------------------------------------------
     100,000   NYS HFA (Multifamily Hsg.)                       6.250           08/15/2027 s         08/15/2008 b      105,385
---------------------------------------------------------------------------------------------------------------------------------
   4,085,000   NYS HFA (Multifamily Hsg.)                       6.350           08/15/2023 s         08/15/2004 b    4,258,367
---------------------------------------------------------------------------------------------------------------------------------
   1,025,000   NYS HFA (Multifamily Hsg.)                       6.450           08/15/2014 s         02/15/2003 b    1,046,863
---------------------------------------------------------------------------------------------------------------------------------
   1,500,000   NYS HFA (Multifamily Hsg.)                       6.500           08/15/2024 s         02/15/2003 b    1,531,605
---------------------------------------------------------------------------------------------------------------------------------
     725,000   NYS HFA (Multifamily Hsg.)                       6.625           08/15/2012           02/15/2003 b      741,044
---------------------------------------------------------------------------------------------------------------------------------
   1,620,000   NYS HFA (Multifamily Hsg.)                       6.700           08/15/2025 s         02/15/2003 b    1,655,089
---------------------------------------------------------------------------------------------------------------------------------
     350,000   NYS HFA (Multifamily Hsg.)                       6.850           11/01/2019 s         11/01/2004 b      368,676
---------------------------------------------------------------------------------------------------------------------------------
     455,000   NYS HFA (Multifamily Hsg.)                       6.900           08/15/2007 s         02/15/2003 b      465,324
---------------------------------------------------------------------------------------------------------------------------------
     185,000   NYS HFA (Multifamily Hsg.)                       6.950           08/15/2012 s         02/15/2003 b      189,031
---------------------------------------------------------------------------------------------------------------------------------
      60,000   NYS HFA (Multifamily Hsg.)                       7.000           08/15/2022           02/15/2003 b       61,286
---------------------------------------------------------------------------------------------------------------------------------
     995,000   NYS HFA (Multifamily Hsg.)                       7.000           08/15/2023 s         02/15/2003 b    1,006,403
---------------------------------------------------------------------------------------------------------------------------------
     350,000   NYS HFA (Multifamily Hsg.)                       7.050           08/15/2024 s         02/15/2003 b      357,452
---------------------------------------------------------------------------------------------------------------------------------
      15,000   NYS HFA (Multifamily Hsg.)                       7.300           11/01/2004           05/01/2003 b      15,235
---------------------------------------------------------------------------------------------------------------------------------
     389,000   NYS HFA (Multifamily Hsg.)                       7.450           11/01/2028 s         05/01/2003 b      389,657
---------------------------------------------------------------------------------------------------------------------------------
     105,000   NYS HFA (Multifamily Hsg.)                       7.450           11/01/2028 s         05/01/2003 b      105,177
---------------------------------------------------------------------------------------------------------------------------------
   2,215,000   NYS HFA (Multifamily Hsg.)                       7.750           11/01/2020 s         05/01/2003 b    2,335,629
---------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Nonprofit Hsg.)                         6.000           11/01/2012           05/01/2003 b        5,056

                   25 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  Continued
                                                                                                    Effective
   Principal                                                                                         Maturity   Market Value
      Amount                                                   Coupon            Maturity        (Unaudited)*     See Note 1
------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $    45,000   NYS HFA (Nonprofit Hsg.)                         6.200%         11/01/2004          05/01/2003 b   $   45,967
------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS HFA (Nonprofit Hsg.)                         6.200          11/01/2005          05/01/2003 b       10,215
------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS HFA (Nonprofit Hsg.)                         6.200          11/01/2006          05/01/2003 b       10,215
------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS HFA (Nonprofit Hsg.)                         6.200          11/01/2007          05/01/2003 b       25,536
------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS HFA (Nonprofit Hsg.)                         6.200          11/01/2008          05/01/2003 b       45,964
------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS HFA (Nonprofit Hsg.)                         6.200          11/01/2009          05/01/2003 b       10,214
------------------------------------------------------------------------------------------------------------------------------
      75,000   NYS HFA (Nonprofit Hsg.)                         6.200          11/01/2011          05/01/2003 b       76,610
------------------------------------------------------------------------------------------------------------------------------
      55,000   NYS HFA (Nonprofit Hsg.)                         6.200          11/01/2012          05/01/2003 b       56,178
------------------------------------------------------------------------------------------------------------------------------
      15,000   NYS HFA (Nonprofit Hsg.)                         6.200          11/01/2013          05/01/2003 b       15,321
------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS HFA (Nonprofit Hsg.)                         6.400          11/01/2004          05/01/2003 b       30,343
------------------------------------------------------------------------------------------------------------------------------
     145,000   NYS HFA (Nonprofit Hsg.)                         6.400          11/01/2005          05/01/2003 b      146,731
------------------------------------------------------------------------------------------------------------------------------
     120,000   NYS HFA (Nonprofit Hsg.)                         6.400          11/01/2006          05/01/2003 b      121,368
------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Nonprofit Hsg.)                         6.400          11/01/2007          05/01/2003 b        5,056
------------------------------------------------------------------------------------------------------------------------------
      35,000   NYS HFA (Nonprofit Hsg.)                         6.400          11/01/2008          05/01/2003 b       35,410
------------------------------------------------------------------------------------------------------------------------------
      80,000   NYS HFA (Nonprofit Hsg.)                         6.400          11/01/2009          05/01/2003 b       81,708
------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Nonprofit Hsg.)                         6.400          11/01/2011          05/01/2003 b        5,057
------------------------------------------------------------------------------------------------------------------------------
     765,000   NYS HFA (Nonprofit Hsg.)                         6.400          11/01/2012          05/01/2003 b      774,149
------------------------------------------------------------------------------------------------------------------------------
      55,000   NYS HFA (Nonprofit Hsg.)                         6.400          11/01/2013          11/01/2003 b       57,253
------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Nonprofit Hsg.)                         6.500          11/01/2003          05/01/2003 b        5,060
------------------------------------------------------------------------------------------------------------------------------
     230,000   NYS HFA (Nonprofit Hsg.)                         6.600          11/01/2003          05/01/2003 b      234,819
------------------------------------------------------------------------------------------------------------------------------
      75,000   NYS HFA (Nonprofit Hsg.)                         6.600          11/01/2005          05/01/2003 b       76,649
------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS HFA (Nonprofit Hsg.)                         6.600          11/01/2005          05/01/2003 b       50,600
------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS HFA (Nonprofit Hsg.)                         6.600          11/01/2006          05/01/2003 b       45,989
------------------------------------------------------------------------------------------------------------------------------
      15,000   NYS HFA (Nonprofit Hsg.)                         6.600          11/01/2006          05/01/2003 b       15,180
------------------------------------------------------------------------------------------------------------------------------
     180,000   NYS HFA (Nonprofit Hsg.)                         6.600          11/01/2007          05/01/2003 b      183,944
------------------------------------------------------------------------------------------------------------------------------
     115,000   NYS HFA (Nonprofit Hsg.)                         6.600          11/01/2007          05/01/2003 b      116,375
------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS HFA (Nonprofit Hsg.)                         6.600          11/01/2008          05/01/2003 b       25,548
------------------------------------------------------------------------------------------------------------------------------
      70,000   NYS HFA (Nonprofit Hsg.)                         6.600          11/01/2008          05/01/2003 b       72,485
------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS HFA (Nonprofit Hsg.)                         6.600          11/01/2009          05/01/2003 b       10,120
------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS HFA (Nonprofit Hsg.)                         6.600          11/01/2009          05/01/2003 b       20,438
------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS HFA (Nonprofit Hsg.)                         6.600          11/01/2010          05/01/2003 b       20,438
------------------------------------------------------------------------------------------------------------------------------
      65,000   NYS HFA (Nonprofit Hsg.)                         6.600          11/01/2011          05/01/2003 b       66,425
------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Nonprofit Hsg.)                         6.600          11/01/2011          05/01/2003 b        5,060
------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS HFA (Nonprofit Hsg.)                         6.600          11/01/2012          05/01/2003 b       25,539
------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS HFA (Nonprofit Hsg.)                         6.600          11/01/2013          11/01/2003 b       25,542
------------------------------------------------------------------------------------------------------------------------------
     100,000   NYS HFA (Nonprofit Hsg.)                         6.750          11/01/2004          05/01/2003 b      104,091
------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Nonprofit Hsg.)                         6.750          11/01/2005          05/01/2003 b        5,110
------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS HFA (Nonprofit Hsg.)                         6.750          11/01/2007          05/01/2003 b       25,551
------------------------------------------------------------------------------------------------------------------------------
      15,000   NYS HFA (Nonprofit Hsg.)                         6.750          11/01/2008          05/01/2003 b       15,331
------------------------------------------------------------------------------------------------------------------------------
      85,000   NYS HFA (Nonprofit Hsg.)                         6.750          11/01/2009          05/01/2003 b       86,873
------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS HFA (Nonprofit Hsg.)                         6.750          11/01/2010          05/01/2003 b       45,992
------------------------------------------------------------------------------------------------------------------------------
   1,420,000   NYS HFA (Nonprofit Hsg.)                         6.750          11/01/2011          05/01/2003 b    1,474,074
------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS HFA (Nonprofit Hsg.)                         6.750          11/01/2012          05/01/2003 b       30,653
------------------------------------------------------------------------------------------------------------------------------
      60,000   NYS HFA (Nonprofit Hsg.)                         6.750          11/01/2013          05/01/2003 b       62,946
------------------------------------------------------------------------------------------------------------------------------
      61,000   NYS HFA (Nonprofit Hsg.)                         6.875          11/01/2010          05/01/2003 b       61,802

                   26 | LIMITED TERM NEW YORK MUNICIPAL FUND
                                                                                                     Effective
   Principal                                                                                          Maturity   Market Value
      Amount                                                   Coupon            Maturity         (Unaudited)*     See Note 1
--------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $ 1,265,000   NYS HFA (Nonprofit Hsg.)                         8.400%         11/01/2003           05/01/2003 b  $ 1,314,828
--------------------------------------------------------------------------------------------------------------------------------
   1,360,000   NYS HFA (Nonprofit Hsg.)                         8.400          11/01/2004           05/01/2003 b    1,413,570
--------------------------------------------------------------------------------------------------------------------------------
   1,480,000   NYS HFA (Nonprofit Hsg.)                         8.400          11/01/2005           05/01/2003 b    1,538,297
--------------------------------------------------------------------------------------------------------------------------------
   1,600,000   NYS HFA (Nonprofit Hsg.)                         8.400          11/01/2006           05/01/2003 b    1,663,024
--------------------------------------------------------------------------------------------------------------------------------
   1,745,000   NYS HFA (Nonprofit Hsg.)                         8.400          11/01/2007           05/01/2003 b    1,813,736
--------------------------------------------------------------------------------------------------------------------------------
   1,895,000   NYS HFA (Nonprofit Hsg.)                         8.400          11/01/2008           05/01/2003 b    1,969,644
--------------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYS HFA (NYC Health Facilities)                  6.000          11/01/2006           11/01/2006      4,462,760
--------------------------------------------------------------------------------------------------------------------------------
   4,165,000   NYS HFA (NYC Health Facilities)                  6.000          05/01/2008           05/01/2006 b    4,609,989
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYS HFA (NYC Health Facilities)                  6.375          11/01/2004           11/01/2004      2,166,420
--------------------------------------------------------------------------------------------------------------------------------
     175,000   NYS HFA (Phillips Village)                       6.900          02/15/2004           02/15/2004        182,569
--------------------------------------------------------------------------------------------------------------------------------
      85,000   NYS HFA (Phillips Village)                       6.900          08/15/2004           08/15/2004         90,026
--------------------------------------------------------------------------------------------------------------------------------
  21,875,000   NYS HFA (Service Contract)                       5.500          09/15/2022 s         03/15/2005 b   22,397,813
--------------------------------------------------------------------------------------------------------------------------------
     160,000   NYS HFA (Service Contract)                       5.500          09/15/2022 s         03/15/2010 b      165,408
--------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS HFA (Service Contract)                       5.875          09/15/2014           09/15/2003 b       10,313
--------------------------------------------------------------------------------------------------------------------------------
  10,130,000   NYS HFA (Service Contract)                       6.000          03/15/2026 s         09/15/2006 b   10,701,940
--------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS HFA (Service Contract)                       6.125          03/15/2020 s         09/15/2003 b       21,006
--------------------------------------------------------------------------------------------------------------------------------
     370,000   NYS HFA (Simeon Dewitt)                          8.000          11/01/2018 s         05/01/2003 b      379,935
--------------------------------------------------------------------------------------------------------------------------------
   2,320,000   NYS HFA, Series A                                6.100          11/01/2015 s         05/01/2008 b    2,569,980
--------------------------------------------------------------------------------------------------------------------------------
   4,745,000   NYS HFA, Series A                                6.125          11/01/2020 s         05/01/2006 b    5,262,110
--------------------------------------------------------------------------------------------------------------------------------
      35,000   NYS LGAC                                         5.000          04/01/2021 s         04/01/2005 b       35,297
--------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS LGAC                                         5.375          04/01/2014           04/01/2004 b       46,788
--------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS LGAC                                         5.375          04/01/2014 s         04/01/2006 b        5,275
--------------------------------------------------------------------------------------------------------------------------------
   2,600,000   NYS LGAC                                         5.375          04/01/2016 s         04/01/2003 b    2,666,898
--------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS LGAC                                         5.375          04/01/2016           04/01/2007 b       27,211
--------------------------------------------------------------------------------------------------------------------------------
  11,415,000   NYS LGAC                                         5.400          04/01/2015           04/01/2007 b   12,554,902
--------------------------------------------------------------------------------------------------------------------------------
   2,250,000   NYS LGAC                                         5.500          04/01/2008           04/01/2008      2,566,170
--------------------------------------------------------------------------------------------------------------------------------
   2,965,000   NYS LGAC                                         5.500          04/01/2018 s         04/01/2003 b    3,043,513
--------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS LGAC                                         5.500          04/01/2018 s         04/01/2003 b       51,415
--------------------------------------------------------------------------------------------------------------------------------
     345,000   NYS LGAC                                         5.500          04/01/2021 s         04/01/2003 b      354,218
--------------------------------------------------------------------------------------------------------------------------------
     115,000   NYS LGAC                                         5.500          04/01/2021 s         04/01/2003 b      117,578
--------------------------------------------------------------------------------------------------------------------------------
      55,000   NYS LGAC                                         5.500          04/01/2021 s         04/01/2003 b       56,233
--------------------------------------------------------------------------------------------------------------------------------
     205,000   NYS LGAC                                         5.500          04/01/2022 s         04/01/2003 b      205,494
--------------------------------------------------------------------------------------------------------------------------------
     140,000   NYS LGAC                                         5.500          04/01/2023           04/01/2006        144,673
--------------------------------------------------------------------------------------------------------------------------------
     100,000   NYS LGAC                                         6.000          04/01/2024           04/01/2005 b      106,656
--------------------------------------------------------------------------------------------------------------------------------
     505,000   NYS LGSC (SCSB)                                  6.375          12/15/2009           10/04/2006 c      495,567
--------------------------------------------------------------------------------------------------------------------------------
     785,000   NYS Medcare (Beth Israel Medical Center)         7.125          11/01/2006           12/20/2004 c      777,283
--------------------------------------------------------------------------------------------------------------------------------
     545,000   NYS Medcare (Beth Israel Medical Center)         7.200          11/01/2014           09/12/2011 c      521,036
--------------------------------------------------------------------------------------------------------------------------------
     230,000   NYS Medcare (Beth Israel Medical Center)         7.400          11/01/2004 s         05/01/2003 b      236,279
--------------------------------------------------------------------------------------------------------------------------------
   8,545,000   NYS Medcare (Buffalo General Hospital)           6.000          08/15/2014 s         08/15/2004 b    9,243,810
--------------------------------------------------------------------------------------------------------------------------------
     120,000   NYS Medcare (Buffalo General Hospital)           6.125          08/15/2024           08/15/2006 b      130,072
--------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS Medcare (Central Suffolk Hospital)           5.875          11/01/2005           05/28/2004 c        5,028
--------------------------------------------------------------------------------------------------------------------------------
     800,000   NYS Medcare (Healthcare)                         6.350          11/01/2014 s         05/01/2003 b      829,360
--------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS Medcare (Hospital & Nursing Home)            5.650          08/15/2013           08/15/2005 b       52,321
--------------------------------------------------------------------------------------------------------------------------------
   1,355,000   NYS Medcare (Hospital & Nursing Home)            5.950          08/15/2009           03/18/2003 c    1,391,612
--------------------------------------------------------------------------------------------------------------------------------
      60,000   NYS Medcare (Hospital & Nursing Home)            6.100          02/15/2033 s         02/15/2003 b       61,205

                   27 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  Continued
                                                                                                     Effective
   Principal                                                                                          Maturity   Market Value
      Amount                                                   Coupon            Maturity         (Unaudited)*     See Note 1
--------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $   245,000   NYS Medcare (Hospital & Nursing Home)            6.125%         02/15/2014           02/15/2004 a  $   255,209
--------------------------------------------------------------------------------------------------------------------------------
   1,440,000   NYS Medcare (Hospital & Nursing Home)            6.125          02/15/2014 s         02/15/2006 b    1,508,789
--------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS Medcare (Hospital & Nursing Home)            6.125          02/15/2015 s         02/15/2006 b        5,698
--------------------------------------------------------------------------------------------------------------------------------
      20,000   NYS Medcare (Hospital & Nursing Home)            6.125          02/15/2015 s         02/15/2006 b       22,007
--------------------------------------------------------------------------------------------------------------------------------
   2,550,000   NYS Medcare (Hospital & Nursing Home)            6.200          08/15/2013           02/15/2003 b    2,614,770
--------------------------------------------------------------------------------------------------------------------------------
      90,000   NYS Medcare (Hospital & Nursing Home)            6.200          08/15/2022           02/15/2003 b       93,281
--------------------------------------------------------------------------------------------------------------------------------
     385,000   NYS Medcare (Hospital & Nursing Home)            6.200          02/15/2028 s         02/15/2005 b      418,580
--------------------------------------------------------------------------------------------------------------------------------
     150,000   NYS Medcare (Hospital & Nursing Home)            6.250          08/15/2012 s         08/15/2004 a      161,898
--------------------------------------------------------------------------------------------------------------------------------
      85,000   NYS Medcare (Hospital & Nursing Home)            6.250          02/15/2015           08/15/2005 b       95,409
--------------------------------------------------------------------------------------------------------------------------------
     200,000   NYS Medcare (Hospital & Nursing Home)            6.250          02/15/2027           02/15/2004        213,258
--------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS Medcare (Hospital & Nursing Home)            6.550          08/15/2012           02/15/2003 b        5,130
--------------------------------------------------------------------------------------------------------------------------------
   1,240,000   NYS Medcare (Hospital & Nursing Home)            6.850          02/15/2012 s         02/15/2003 b    1,271,273
--------------------------------------------------------------------------------------------------------------------------------
   6,975,000   NYS Medcare (Hospital & Nursing Home)            6.875          02/15/2032           02/15/2003 b    7,088,135
--------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS Medcare (Hospital & Nursing Home)            7.000          08/15/2032 s         02/15/2003 b       51,318
--------------------------------------------------------------------------------------------------------------------------------
     395,000   NYS Medcare (Hospital & Nursing Home)            7.250          11/01/2003           05/01/2003 b      400,783
--------------------------------------------------------------------------------------------------------------------------------
      85,000   NYS Medcare (Hospital & Nursing Home)            7.300          08/15/2011           02/15/2003 b       86,266
--------------------------------------------------------------------------------------------------------------------------------
     315,000   NYS Medcare (Hospital & Nursing Home)            7.350          02/15/2029           02/15/2003 b      316,462
--------------------------------------------------------------------------------------------------------------------------------
     250,000   NYS Medcare (Hospital & Nursing Home)            7.350          02/15/2029           02/15/2003 b      260,400
--------------------------------------------------------------------------------------------------------------------------------
   1,825,000   NYS Medcare (Hospital & Nursing Home)            7.400          11/01/2016 s         05/01/2003 b    1,894,898
--------------------------------------------------------------------------------------------------------------------------------
   5,425,000   NYS Medcare (Hospital & Nursing Home)            7.450          08/15/2031           02/15/2003 a    5,662,073
--------------------------------------------------------------------------------------------------------------------------------
      55,000   NYS Medcare (Hospital & Nursing Home)            8.625          02/15/2006           02/15/2003 b       55,326
--------------------------------------------------------------------------------------------------------------------------------
     860,000   NYS Medcare (Hospital & Nursing Home)            9.000          02/15/2026           02/15/2003 b      886,746
--------------------------------------------------------------------------------------------------------------------------------
   2,735,000   NYS Medcare (Hospital & Nursing Home)            9.375          11/01/2016 s         11/01/2003 b    2,916,878
--------------------------------------------------------------------------------------------------------------------------------
   1,530,000   NYS Medcare (Hospital & Nursing Home)           10.000          11/01/2006 s         05/01/2003 b    1,626,849
--------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS Medcare (Insured Mtg. Nursing)               6.150          02/15/2025           02/15/2005 b       10,740
--------------------------------------------------------------------------------------------------------------------------------
   1,180,000   NYS Medcare (Insured Mtg. Nursing)               6.500          11/01/2015           05/01/2003 b    1,206,302
--------------------------------------------------------------------------------------------------------------------------------
      95,000   NYS Medcare (Long Term Health Care)              6.100          11/01/2004           05/01/2003 b       97,290
--------------------------------------------------------------------------------------------------------------------------------
     220,000   NYS Medcare (Long Term Health Care)              6.400          11/01/2014 s         05/01/2003 b      225,311
--------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS Medcare (Long Term Health Care)              6.450          11/01/2010           11/01/2003 b       51,113
--------------------------------------------------------------------------------------------------------------------------------
   1,865,000   NYS Medcare (Long Term Health Care)              6.450          11/01/2014 s         05/01/2003 b    1,910,096
--------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS Medcare (Long Term Health Care)              6.700          11/01/2007           05/01/2003 b       46,106
--------------------------------------------------------------------------------------------------------------------------------
   1,150,000   NYS Medcare (Long Term Health Care)              6.800          11/01/2014 s         05/01/2003 b    1,178,187
--------------------------------------------------------------------------------------------------------------------------------
     130,000   NYS Medcare (Long Term Health Care)              7.100          11/01/2012 s         05/01/2003 b      131,903
--------------------------------------------------------------------------------------------------------------------------------
     180,000   NYS Medcare (Long Term Health Care)              7.300          11/01/2005 s         05/01/2003 b      180,914
--------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS Medcare (Long Term Health Care)              7.375          11/01/2011 s         05/01/2003 b       50,945
--------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS Medcare (Mental Health)                      5.250          02/15/2019           02/15/2006 b       10,136
--------------------------------------------------------------------------------------------------------------------------------
     105,000   NYS Medcare (Mental Health)                      5.250          02/15/2019 s         02/15/2004 b      107,958
--------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS Medcare (Mental Health)                      5.250          08/15/2023           08/15/2005 b       25,362
--------------------------------------------------------------------------------------------------------------------------------
   9,005,000   NYS Medcare (Mental Health)                      5.500          08/15/2021 s         02/15/2003 b    9,199,958
--------------------------------------------------------------------------------------------------------------------------------
      55,000   NYS Medcare (Mental Health)                      5.500          08/15/2024 s         02/15/2006 b       56,924
--------------------------------------------------------------------------------------------------------------------------------
      75,000   NYS Medcare (Mental Health)                      5.750          02/15/2014           08/15/2003         78,444
--------------------------------------------------------------------------------------------------------------------------------
     170,000   NYS Medcare (Mental Health)                      5.800          02/15/2019 s         08/15/2003 b      177,320
--------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS Medcare (Mental Health)                      5.800          08/15/2022 s         02/15/2003 b       45,964
--------------------------------------------------------------------------------------------------------------------------------
     225,000   NYS Medcare (Mental Health)                      5.900          08/15/2022 s         02/15/2003 b      230,110
--------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS Medcare (Mental Health)                      6.150          08/15/2005           02/15/2003 b       25,603

                   28 | LIMITED TERM NEW YORK MUNICIPAL FUND
                                                                                                     Effective
   Principal                                                                                          Maturity   Market Value
      Amount                                                   Coupon            Maturity         (Unaudited)*     See Note 1
-------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $     5,000   NYS Medcare (Mental Health)                      6.375%         08/15/2014           08/15/2004 b   $    5,505
-------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS Medcare (Mental Health)                      6.500          08/15/2024           08/15/2004 a        5,472
-------------------------------------------------------------------------------------------------------------------------------
     110,000   NYS Medcare (Mental Health)                      7.375          02/15/2014 s         02/15/2003 b      110,499
-------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS Medcare (Mental Health)                      7.400          02/15/2003           02/15/2003 b        5,036
-------------------------------------------------------------------------------------------------------------------------------
      85,000   NYS Medcare (Montefiore Medical Center)          5.700          02/15/2012           02/15/2007 b       92,990
-------------------------------------------------------------------------------------------------------------------------------
   6,120,000   NYS Medcare (Montefiore Medical Center)          5.750          02/15/2025 s         02/15/2007 b    6,576,246
-------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS Medcare
               (Our Lady of Mercy Medical Center)               6.250          08/15/2015 s         02/15/2005 b       46,853
-------------------------------------------------------------------------------------------------------------------------------
      70,000   NYS Medcare (Our Lady of Victory Hospital)       6.625          11/01/2016 s         05/01/2003 b       70,991
-------------------------------------------------------------------------------------------------------------------------------
     125,000   NYS Medcare (Presbyterian Hospital)              5.375          02/15/2025           02/15/2004 b      127,254
-------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS Medcare (Presbyterian Hospital)              5.500          08/15/2024 s         02/15/2004 b       52,144
-------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS Medcare (Secured Hospital)                   6.125          08/15/2013 s         02/15/2004 b       48,131
-------------------------------------------------------------------------------------------------------------------------------
      35,000   NYS Medcare (Secured Hospital)                   6.250          02/15/2024 s         02/15/2004 b       37,219
-------------------------------------------------------------------------------------------------------------------------------
     235,000   NYS Medcare (Sisters of Charity Hospital)        6.600          11/01/2007 s         05/01/2003 b      238,405
-------------------------------------------------------------------------------------------------------------------------------
     595,000   NYS Medcare (Sisters of Charity Hospital)        6.600          11/01/2010 s         05/01/2003 b      619,217
-------------------------------------------------------------------------------------------------------------------------------
   7,150,000   NYS Medcare (Sisters of Charity Hospital)        6.625          11/01/2018 s         05/01/2003 b    7,418,125
-------------------------------------------------------------------------------------------------------------------------------
     165,000   NYS Medcare (St. Luke's Hospital)                5.600          08/15/2013 s         08/15/2005 b      172,516
-------------------------------------------------------------------------------------------------------------------------------
     200,000   NYS Medcare (St. Luke's Hospital)                5.625          08/15/2018 s         08/15/2005 b      208,228
----------------------------------------------------------------------------------------- -------------------------------------
     545,000   NYS Medcare (St. Luke's Hospital)                5.625          08/15/2018           08/15/2003 b      567,421
-------------------------------------------------------------------------------------------------------------------------------
      95,000   NYS Medcare (St. Luke's Hospital)                5.700          02/15/2029 s         08/15/2003 b       98,241
-------------------------------------------------------------------------------------------------------------------------------
   2,930,000   NYS Medcare (St. Luke's Hospital)                7.500          11/01/2011 s         05/01/2003 b    3,029,620
-------------------------------------------------------------------------------------------------------------------------------
   3,100,000   NYS Muni Bond Bank Agency
               (Special Program-City of Buffalo)                6.875          03/15/2006 s         03/15/2003 b    3,202,300
-------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS Power Authority                              5.500          01/01/2010           01/01/2003 a       11,172
-------------------------------------------------------------------------------------------------------------------------------
     250,000   NYS Thruway Authority                            0.000z         01/01/2005           01/01/2005        239,320
-------------------------------------------------------------------------------------------------------------------------------
     385,000   NYS Thruway Authority                            0.000z         01/01/2006           01/01/2006        356,344
-------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS Thruway Authority                            5.125          04/01/2015 s         04/01/2005 b       32,303
-------------------------------------------------------------------------------------------------------------------------------
     675,000   NYS Thruway Authority                            5.250          01/01/2015           01/01/2008 b      727,502
-------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS Thruway Authority                            5.500          04/01/2015           04/01/2005 a       55,487
-------------------------------------------------------------------------------------------------------------------------------
      45,000   NYS Thruway Authority                            5.750          04/01/2016           04/01/2006 a       51,520
-------------------------------------------------------------------------------------------------------------------------------
   1,015,000   NYS Thruway Authority                            6.000          04/01/2011           04/01/2007 b    1,160,297
-------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS UDC (Correctional Facilities)                0.000z         01/01/2003           01/01/2003         25,000
-------------------------------------------------------------------------------------------------------------------------------
      30,000   NYS UDC (Correctional Facilities)                0.000z         01/01/2007           01/01/2007         26,679
-------------------------------------------------------------------------------------------------------------------------------
      75,000   NYS UDC (Correctional Facilities)                5.000          01/01/2017           01/01/2006 b       76,728
-------------------------------------------------------------------------------------------------------------------------------
      75,000   NYS UDC (Correctional Facilities)                5.000          01/01/2020 s         01/01/2008 b       77,390
-------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS UDC (Correctional Facilities)                5.250          01/01/2021           01/01/2006 b       25,510
-------------------------------------------------------------------------------------------------------------------------------
     100,000   NYS UDC (Correctional Facilities)                5.250          01/01/2021 s         01/01/2004 b      102,210
-------------------------------------------------------------------------------------------------------------------------------
   2,860,000   NYS UDC (Correctional Facilities)                5.375          01/01/2015           01/01/2008 b    3,010,522
-------------------------------------------------------------------------------------------------------------------------------
      10,000   NYS UDC (Correctional Facilities)                5.375          01/01/2023           01/01/2004 b       10,616
-------------------------------------------------------------------------------------------------------------------------------
  13,825,000   NYS UDC (Correctional Facilities)                5.375          01/01/2023 s         01/01/2006 b   14,676,758
-------------------------------------------------------------------------------------------------------------------------------
     100,000   NYS UDC (Correctional Facilities)                5.500          01/01/2016 s         01/01/2004 b      104,962
-------------------------------------------------------------------------------------------------------------------------------
      40,000   NYS UDC (Correctional Facilities)                5.500          01/01/2016 s         01/01/2004 b       41,603
-------------------------------------------------------------------------------------------------------------------------------
      55,000   NYS UDC (Correctional Facilities)                5.500          01/01/2016 s         01/01/2006 b       58,086
-------------------------------------------------------------------------------------------------------------------------------
      55,000   NYS UDC (Correctional Facilities)                5.500          01/01/2025           01/01/2005 a       60,554
-------------------------------------------------------------------------------------------------------------------------------
  10,000,000   NYS UDC (Correctional Facilities)                5.625          01/01/2017           01/01/2006 a   11,334,900

                   29 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  Continued
                                                                                                     Effective
   Principal                                                                                          Maturity   Market Value
      Amount                                                   Coupon            Maturity         (Unaudited)*     See Note 1
--------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $ 4,200,000   NYS UDC (Correctional Facilities)                5.750%         01/01/2017           01/01/2011 a  $ 4,923,156
--------------------------------------------------------------------------------------------------------------------------------
      25,000   NYS UDC (Correctional Facilities)                5.875          04/01/2007           04/01/2004 b       26,938
--------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS UDC (Correctional Facilities)                5.875          01/01/2019           01/01/2009 a    5,890,650
--------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS UDC (Personal Income Tax)                    5.500          03/15/2021           03/15/2013 b    5,458,700
--------------------------------------------------------------------------------------------------------------------------------
  11,900,000   NYS UDC (Senior Lien)                            5.500          07/01/2016 s         07/01/2006 b   13,254,220
--------------------------------------------------------------------------------------------------------------------------------
      35,000   NYS UDC (South Mall) CAB                         0.000 z        01/01/2003           01/01/2003         35,000
--------------------------------------------------------------------------------------------------------------------------------
     130,000   NYS UDC (South Mall) CAB                         0.000 z        01/01/2005           06/24/2004 c      120,253
--------------------------------------------------------------------------------------------------------------------------------
      50,000   NYS UDC (South Mall) CAB                         0.000 z        01/01/2005           06/24/2004 c       46,449
--------------------------------------------------------------------------------------------------------------------------------
 106,185,000   NYS UDC (South Mall) CAB                         0.000 z        01/01/2011           04/08/2008 c   69,343,052
--------------------------------------------------------------------------------------------------------------------------------
     930,000   NYS UDC (South Mall) CAB                         0.000 z        01/01/2011           04/08/2008 c      610,740
--------------------------------------------------------------------------------------------------------------------------------
     550,000   NYS UDC (South Mall) CAB                         0.000 z        01/01/2011           04/08/2008 c      361,191
--------------------------------------------------------------------------------------------------------------------------------
       5,000   NYS UDC (Subordinated Lien)                      5.500          07/01/2016           07/01/2008 b        5,263
--------------------------------------------------------------------------------------------------------------------------------
   6,000,000   NYS UDC (Subordinated Lien)                      5.500          07/01/2022 s         07/01/2008 b    6,164,460
--------------------------------------------------------------------------------------------------------------------------------
   6,630,000   NYS UDC (Subordinated Lien)                      5.600          07/01/2026 s         07/01/2008 b    6,811,198
--------------------------------------------------------------------------------------------------------------------------------
     155,000   NYS UDC, Series A                                5.500          04/01/2016 s         04/01/2006 b      171,895
--------------------------------------------------------------------------------------------------------------------------------
   1,525,000   Oneida County IDA (Bonide Products)              5.750          11/01/2007           04/08/2005 c    1,488,690
--------------------------------------------------------------------------------------------------------------------------------
   2,285,000   Oneida County IDA (Faxton Hospital)              6.625          01/01/2015 s         01/01/2010 b    2,678,363
--------------------------------------------------------------------------------------------------------------------------------
     600,000   Oneida County IDA (Presbyterian Home)            6.100          06/01/2020           06/01/2010        650,550
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Oneida County IDA (Presbyterian Home)            6.250          06/01/2015           06/01/2010 b    1,124,200
--------------------------------------------------------------------------------------------------------------------------------
   3,895,000   Oneida Healthcare Corp.                          5.500          02/01/2016 s         02/01/2013 b    4,184,905
--------------------------------------------------------------------------------------------------------------------------------
   1,150,000   Oneida-Herkimer SWMA                             6.600          04/01/2004           04/01/2003 b    1,186,616
--------------------------------------------------------------------------------------------------------------------------------
     155,000   Oneida-Herkimer SWMA                             6.750          04/01/2014 s         04/01/2005 b      156,924
--------------------------------------------------------------------------------------------------------------------------------
      15,000   Oneonta Hsg. Devel. Corp.                        5.450          07/01/2022 s         01/01/2006 b       15,066
--------------------------------------------------------------------------------------------------------------------------------
  15,035,000   Onondaga County IDA (Coltec Industries)          7.000          05/01/2015           10/17/2011 c   12,056,567
--------------------------------------------------------------------------------------------------------------------------------
     155,000   Onondaga County IDA (Coltec Industries)          7.250          06/01/2008 s         06/01/2003 b      157,744
--------------------------------------------------------------------------------------------------------------------------------
     365,000   Onondaga County IDA (Coltec Industries)          9.875          10/01/2010           04/01/2003 b      379,564
--------------------------------------------------------------------------------------------------------------------------------
   2,605,000   Onondaga County IDA (Le Moyne College)           5.000          12/01/2012           07/22/2010 c    2,709,643
--------------------------------------------------------------------------------------------------------------------------------
     510,000   Onondaga County IDA (Le Moyne College)           5.500          03/01/2014           03/01/2009 g      532,297
--------------------------------------------------------------------------------------------------------------------------------
   9,835,000   Onondaga County Res Rec                          6.875          05/01/2006           11/30/2004 c    8,067,847
--------------------------------------------------------------------------------------------------------------------------------
     210,000   Orange County IDA (Glen Arden)                   5.350          01/01/2007           01/01/2007        213,167
--------------------------------------------------------------------------------------------------------------------------------
     230,000   Orange County IDA (Glen Arden)                   5.400          01/01/2008           01/01/2008        232,608
--------------------------------------------------------------------------------------------------------------------------------
     295,000   Orange County IDA (Kingston Manufacturing)i      7.250          11/01/2003           05/08/2003 c      291,870
--------------------------------------------------------------------------------------------------------------------------------
      40,000   Orange County IDA (Mental Health)                6.000          05/01/2008           05/01/2006 b       44,043
--------------------------------------------------------------------------------------------------------------------------------
      60,000   Orange County IDA (Mental Health)                6.125          05/01/2016 s         05/01/2008 b       63,604
--------------------------------------------------------------------------------------------------------------------------------
   5,065,000   Orange County IDA
               (St. Luke's Cornwall Hospital Obligated Group)   6.000          12/01/2016 s         12/01/2011 b    5,701,519
--------------------------------------------------------------------------------------------------------------------------------
   1,920,000   Orange County IDA
               (St. Luke's Cornwall Hospital Obligated Group)   6.000          12/01/2016 s         12/01/2011 b    2,161,286
--------------------------------------------------------------------------------------------------------------------------------
   1,180,000   Oswego County Res Rec                            6.500          06/01/2004           05/23/2003 c    1,223,518
--------------------------------------------------------------------------------------------------------------------------------
   1,350,000   Otsego County IDA (Hartwick College)             6.000          07/01/2013           07/01/2012 b    1,485,959
--------------------------------------------------------------------------------------------------------------------------------
   1,435,000   Otsego County IDA (Hartwick College)             6.000          07/01/2014           07/01/2012 b    1,563,433
--------------------------------------------------------------------------------------------------------------------------------
   1,520,000   Otsego County IDA (Hartwick College)             6.000          07/01/2015           07/01/2012 b    1,642,193
--------------------------------------------------------------------------------------------------------------------------------
   1,610,000   Otsego County IDA (Hartwick College)             6.000          07/01/2016           07/01/2012 b    1,726,806
--------------------------------------------------------------------------------------------------------------------------------
      50,000   Philadelphia, NY GO                              7.500          12/15/2009           12/15/2009         62,603
--------------------------------------------------------------------------------------------------------------------------------
  11,515,000   Port Authority NY/NJ (Delta AirLines)            6.950          06/01/2008           06/01/2008 b   11,281,706

                   30 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                     Effective
   Principal                                                                                          Maturity   Market Value
      Amount                                                   Coupon            Maturity         (Unaudited)*     See Note 1
--------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $52,305,000   Port Authority NY/NJ
               (JFK International Air Terminal)                 5.750%         12/01/2022 s         12/01/2007 b  $56,285,411
--------------------------------------------------------------------------------------------------------------------------------
   7,605,000   Port Authority NY/NJ
               (JFK International Air Terminal)                 5.750          12/01/2025 s         12/01/2007 b    8,133,471
--------------------------------------------------------------------------------------------------------------------------------
  28,990,000   Port Authority NY/NJ
               (JFK International Air Terminal)                 5.900          12/01/2017 s         12/01/2007 b   32,447,637
--------------------------------------------------------------------------------------------------------------------------------
   5,955,000   Port Authority NY/NJ
               (JFK International Air Terminal)                 6.250          12/01/2010           12/01/2010      6,913,695
--------------------------------------------------------------------------------------------------------------------------------
   9,275,000   Port Authority NY/NJ (KIAC)                      6.750          10/01/2011           10/01/2008 b    9,756,836
--------------------------------------------------------------------------------------------------------------------------------
  17,665,000   Port Authority NY/NJ (KIAC)                      6.750          10/01/2019 s         10/01/2008 b   18,229,043
--------------------------------------------------------------------------------------------------------------------------------
  15,100,000   Port Authority NY/NJ (KIAC)                      7.000          10/01/2007           10/20/2005 c   16,064,286
--------------------------------------------------------------------------------------------------------------------------------
      15,000   Port Authority NY/NJ, 100th Series               5.750          12/15/2015           06/15/2005 b       16,452
--------------------------------------------------------------------------------------------------------------------------------
      25,000   Port Authority NY/NJ, 100th Series               5.750          12/15/2020           06/15/2005 b       27,062
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Port Authority NY/NJ, 104th Series               5.200          07/15/2017           01/15/2006 b    1,065,500
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Port Authority NY/NJ, 105th Series               6.250          09/01/2006           03/01/2006      2,261,160
--------------------------------------------------------------------------------------------------------------------------------
     100,000   Port Authority NY/NJ, 84th Series                5.750          07/15/2014           01/15/2003 b      101,164
--------------------------------------------------------------------------------------------------------------------------------
      30,000   Port Authority NY/NJ, 84th Series                5.875          07/15/2019           01/15/2003 b       30,350
--------------------------------------------------------------------------------------------------------------------------------
     120,000   Port Authority NY/NJ, 84th Series                5.875          07/15/2020 s         01/15/2003 b      121,402
--------------------------------------------------------------------------------------------------------------------------------
     120,000   Port Authority NY/NJ, 84th Series                6.000          01/15/2028 s         01/15/2003 b      121,408
--------------------------------------------------------------------------------------------------------------------------------
      25,000   Port Authority NY/NJ, 87th Series                5.250          07/15/2016           07/15/2003 b       25,685
--------------------------------------------------------------------------------------------------------------------------------
      10,000   Port Authority NY/NJ, 87th Series                5.250          07/15/2021           07/15/2003 b       10,137
--------------------------------------------------------------------------------------------------------------------------------
      10,000   Port Authority NY/NJ, 95th Series                5.700          07/15/2007           07/15/2004 b       10,532
--------------------------------------------------------------------------------------------------------------------------------
      10,000   Port Authority NY/NJ, 95th Series                6.000          07/15/2015           07/16/2006 b       10,541
--------------------------------------------------------------------------------------------------------------------------------
       5,000   Port Authority NY/NJ, 95th Series                6.125          07/15/2022           07/15/2004 b        5,337
--------------------------------------------------------------------------------------------------------------------------------
     190,000   Port Authority NY/NJ, 95th Series                6.125          07/15/2029 s         07/15/2004 b      199,572
--------------------------------------------------------------------------------------------------------------------------------
   3,300,000   Port Authority NY/NJ, 96th Series                6.600          10/01/2023 s         10/01/2004 b    3,586,407
--------------------------------------------------------------------------------------------------------------------------------
      10,000   Port Authority NY/NJ, 97th Series                6.500          07/15/2019           01/15/2005 b       10,907
--------------------------------------------------------------------------------------------------------------------------------
     500,000   Port Chester CDC (Section 8 Hsg.), Series A      5.500          08/01/2017 s         08/01/2013 b      526,930
--------------------------------------------------------------------------------------------------------------------------------
      25,000   Port Chester IDA (Nadel Industries)              7.000          02/01/2016           02/01/2008 a       28,957
--------------------------------------------------------------------------------------------------------------------------------
   1,745,000   Poughkeepsie IDA
               (Eastman & Bixby Redevelopment Corp.)            5.900          08/01/2020           06/01/2009 g    1,871,809
--------------------------------------------------------------------------------------------------------------------------------
     870,000   Putnam County IDA (Brewster Plastics)            7.375          12/01/2008           03/15/2006 c      881,528
--------------------------------------------------------------------------------------------------------------------------------
   1,970,000   Rensselaer County Tobacco Asset
               Securitization Corp.                             5.200          06/01/2025           12/22/2008 c    1,930,324
--------------------------------------------------------------------------------------------------------------------------------
     145,000   Rensselaer Hsg. Authority (Renwyck)              7.650          01/01/2011           01/01/2003 b      149,628
--------------------------------------------------------------------------------------------------------------------------------
     765,000   Rensselaer Municipal Leasing Corp.
               (Rensselaer County Nursing Home)                 6.250          06/01/2004           06/16/2003 c      776,483
--------------------------------------------------------------------------------------------------------------------------------
      60,000   Rensselaer Municipal Leasing Corp.
               (Rensselaer County Nursing Home)                 6.900          06/01/2024           06/01/2006 b       61,217
--------------------------------------------------------------------------------------------------------------------------------
   1,700,000   Riverhead HDC (Riverpointe Apartments)           5.850          08/01/2010           10/12/2008 g    1,742,772
--------------------------------------------------------------------------------------------------------------------------------
   1,280,000   Rochester Hsg. Authority
               (Crossroads Apartments)                          7.300          07/01/2005           11/03/2003 c    1,322,022
--------------------------------------------------------------------------------------------------------------------------------
   6,000,000   Rochester Hsg. Authority
               (Crossroads Apartments)                          7.700          01/01/2017 s         12/01/2005 b    6,530,880
--------------------------------------------------------------------------------------------------------------------------------
     515,000   Rochester Hsg. Authority (Stonewood Village)     5.900          09/01/2009           12/16/2005 g      524,445
--------------------------------------------------------------------------------------------------------------------------------
     135,000   Rockland County IDA (Dominican College)          7.000          03/01/2003           03/01/2003 c      136,293
--------------------------------------------------------------------------------------------------------------------------------
  11,200,000   Rockland County Tobacco Asset
               Securitization Corp.                             5.500          08/15/2025           06/12/2012 c   11,049,472

                    31 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  Continued

                                                                                                     Effective
   Principal                                                                                          Maturity   Market Value
      Amount                                                   Coupon            Maturity         (Unaudited)*     See Note 1
--------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $   290,000   Rockland Gardens Hsg. Corp.                     10.500%         05/01/2011           05/01/2003 b   $  295,545
--------------------------------------------------------------------------------------------------------------------------------
      50,000   Rome GO                                          6.900          12/15/2007           12/15/2003 b       53,671
--------------------------------------------------------------------------------------------------------------------------------
     270,000   Rome Hsg. Corp.                                  7.000          01/01/2026 s         01/01/2003 b      275,751
--------------------------------------------------------------------------------------------------------------------------------
     225,000   Roxbury CSD GO                                   6.400          06/15/2010           06/15/2005 b      242,827
--------------------------------------------------------------------------------------------------------------------------------
     235,000   Roxbury CSD GO                                   6.400          06/15/2011           06/15/2005 b      252,268
--------------------------------------------------------------------------------------------------------------------------------
   1,010,000   Saratoga County IDA (Saratoga Sheraton)          6.750          12/31/2007           08/15/2004 c    1,001,132
--------------------------------------------------------------------------------------------------------------------------------
   4,918,000   Schenectady GO i                                 4.900          12/30/2003           12/30/2003      4,919,180
--------------------------------------------------------------------------------------------------------------------------------
   9,500,000   Schenectady GO i                                 4.900          12/30/2003           12/30/2003      9,502,280
--------------------------------------------------------------------------------------------------------------------------------
     220,000   Schuyler County IDA (Cargill)                    7.900          04/01/2007           03/01/2003 b      224,950
--------------------------------------------------------------------------------------------------------------------------------
      25,000   Scotia GO                                        6.100          01/15/2012           07/15/2003 b       26,107
--------------------------------------------------------------------------------------------------------------------------------
   8,745,000   SONYMA, Series 24                                6.050          04/01/2020 s         07/01/2010 b    9,443,900
--------------------------------------------------------------------------------------------------------------------------------
      30,000   SONYMA, Series 27                                5.650          04/01/2015 s         10/01/2005 b       30,833
--------------------------------------------------------------------------------------------------------------------------------
   3,600,000   SONYMA, Series 27                                5.800          10/01/2020 s         04/01/2010 b    3,829,248
--------------------------------------------------------------------------------------------------------------------------------
     130,000   SONYMA, Series 27                                5.875          04/01/2030 s         04/01/2010 b      138,012
--------------------------------------------------------------------------------------------------------------------------------
   8,125,000   SONYMA, Series 29                                5.400          10/01/2022 s         10/01/2010 b    8,430,338
--------------------------------------------------------------------------------------------------------------------------------
      50,000   SONYMA, Series 29-A                              6.100          10/01/2015           04/01/2006 b       53,005
--------------------------------------------------------------------------------------------------------------------------------
      75,000   SONYMA, Series 29-B                              6.450          04/01/2015 s         03/01/2003 b       76,696
--------------------------------------------------------------------------------------------------------------------------------
   5,535,000   SONYMA, Series 29-C                              5.600          04/01/2015 s         03/01/2006 b    5,708,412
--------------------------------------------------------------------------------------------------------------------------------
     115,000   SONYMA, Series 30-B                              6.000          04/01/2019           03/22/2003 c      117,405
--------------------------------------------------------------------------------------------------------------------------------
     130,000   SONYMA, Series 30-C                              5.500          04/01/2019 s         10/01/2003 b      132,365
--------------------------------------------------------------------------------------------------------------------------------
     140,000   SONYMA, Series 30-C                              5.850          10/01/2025 s         10/01/2005 b      143,175
--------------------------------------------------------------------------------------------------------------------------------
      10,000   SONYMA, Series 30-C2                             5.800          10/01/2025           02/01/2006 b       10,239
--------------------------------------------------------------------------------------------------------------------------------
      10,000   SONYMA, Series 34                                5.550          09/30/2025 s         03/01/2006 b       10,176
--------------------------------------------------------------------------------------------------------------------------------
     230,000   SONYMA, Series 36-A                              6.125          10/01/2020           03/22/2003 c      232,091
--------------------------------------------------------------------------------------------------------------------------------
      20,000   SONYMA, Series 37-A                              5.750          04/01/2005           06/06/2004 b       21,357
--------------------------------------------------------------------------------------------------------------------------------
      30,000   SONYMA, Series 37-A                              6.375          10/01/2014 s         06/06/2004 b       31,316
--------------------------------------------------------------------------------------------------------------------------------
     165,000   SONYMA, Series 37-A                              6.450          10/01/2017           06/06/2005        172,220
--------------------------------------------------------------------------------------------------------------------------------
     100,000   SONYMA, Series 39                                5.750          10/01/2010 s         04/01/2006 b      104,031
--------------------------------------------------------------------------------------------------------------------------------
     260,000   SONYMA, Series 39                                6.000          10/01/2017 s         04/01/2006 b      269,409
--------------------------------------------------------------------------------------------------------------------------------
     105,000   SONYMA, Series 40-B                              6.200          04/01/2021 s         08/01/2004 b      107,838
--------------------------------------------------------------------------------------------------------------------------------
     595,000   SONYMA, Series 40-B                              6.400          10/01/2012 s         08/01/2004 b      617,949
--------------------------------------------------------------------------------------------------------------------------------
     125,000   SONYMA, Series 41-B                              6.250          10/01/2014 s         08/01/2006 b      130,601
--------------------------------------------------------------------------------------------------------------------------------
      50,000   SONYMA, Series 43                                6.100          04/01/2009           09/01/2004 b       52,804
--------------------------------------------------------------------------------------------------------------------------------
      25,000   SONYMA, Series 43                                6.100          10/01/2009           09/01/2004 b       26,375
--------------------------------------------------------------------------------------------------------------------------------
     385,000   SONYMA, Series 43                                6.450          10/01/2017 s         09/01/2004 b      403,288
--------------------------------------------------------------------------------------------------------------------------------
     950,000   SONYMA, Series 43                                6.450          10/01/2017 s         09/01/2004 b      995,600
--------------------------------------------------------------------------------------------------------------------------------
     225,000   SONYMA, Series 46                                6.500          04/01/2013 s         03/28/2007 b      237,299
--------------------------------------------------------------------------------------------------------------------------------
      65,000   SONYMA, Series 47                                6.375          10/01/2017 s         03/28/2007 b       68,513
--------------------------------------------------------------------------------------------------------------------------------
      50,000   SONYMA, Series 48                                6.000          04/01/2013           06/29/2007 b       52,498
--------------------------------------------------------------------------------------------------------------------------------
      20,000   SONYMA, Series 48                                6.000          04/01/2013 s         06/29/2007 b       20,999
--------------------------------------------------------------------------------------------------------------------------------
      95,000   SONYMA, Series 48                                6.050          04/01/2017 s         06/29/2007 b       99,334
--------------------------------------------------------------------------------------------------------------------------------
     150,000   SONYMA, Series 48                                6.100          04/01/2025 s         06/29/2007 b      156,773
--------------------------------------------------------------------------------------------------------------------------------
     125,000   SONYMA, Series 48                                6.100          04/01/2025 s         06/29/2007 b      130,644
--------------------------------------------------------------------------------------------------------------------------------
     510,000   SONYMA, Series 50                                6.250          04/01/2010           09/13/2007 b      527,519
--------------------------------------------------------------------------------------------------------------------------------
      95,000   SONYMA, Series 51                                6.400          10/01/2017 s         09/13/2007 b       99,088

                   32 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                     Effective
   Principal                                                                                          Maturity   Market Value
      Amount                                                   Coupon            Maturity         (Unaudited)*     See Note 1
--------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $ 3,390,000   SONYMA, Series 52                                6.100%         04/01/2026 s         01/04/2008 b  $ 3,558,381
--------------------------------------------------------------------------------------------------------------------------------
      50,000   SONYMA, Series 52                                6.100          04/01/2026 s         01/04/2006 b       52,570
--------------------------------------------------------------------------------------------------------------------------------
      50,000   SONYMA, Series 53                                5.750          10/01/2011 s         01/04/2008 b       53,066
--------------------------------------------------------------------------------------------------------------------------------
     365,000   SONYMA, Series 54                                6.100          10/01/2015           04/01/2006 b      386,937
--------------------------------------------------------------------------------------------------------------------------------
      35,000   SONYMA, Series 54                                6.200          10/01/2026 s         04/01/2008 b       38,782
--------------------------------------------------------------------------------------------------------------------------------
      25,000   SONYMA, Series 54                                6.200          10/01/2026 s         04/01/2008 b       27,701
--------------------------------------------------------------------------------------------------------------------------------
      50,000   SONYMA, Series 55                                5.950          10/01/2017 s         04/01/2006 b       52,581
--------------------------------------------------------------------------------------------------------------------------------
     135,000   SONYMA, Series 56                                5.875          10/01/2019 s         07/01/2008 b      138,384
--------------------------------------------------------------------------------------------------------------------------------
      80,000   SONYMA, Series 56                                6.500          10/01/2026 s         07/01/2008 b       85,235
--------------------------------------------------------------------------------------------------------------------------------
      75,000   SONYMA, Series 60                                6.000          10/01/2022 s         01/01/2009 b       79,509
--------------------------------------------------------------------------------------------------------------------------------
   5,345,000   SONYMA, Series 60                                6.050          04/01/2026           01/01/2009 b    5,649,131
--------------------------------------------------------------------------------------------------------------------------------
     100,000   SONYMA, Series 63                                6.000          04/01/2017 s         04/01/2009 b      106,031
--------------------------------------------------------------------------------------------------------------------------------
      50,000   SONYMA, Series 64                                5.900          10/01/2027 s         04/01/2009 b       52,832
--------------------------------------------------------------------------------------------------------------------------------
     100,000   SONYMA, Series 67                                5.600          10/01/2014 s         09/01/2009 b      105,536
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000   SONYMA, Series 67                                5.700          10/01/2017 s         09/01/2007 b    1,088,370
--------------------------------------------------------------------------------------------------------------------------------
      95,000   SONYMA, Series 67                                5.800          10/01/2028 s         09/01/2009 b      103,346
--------------------------------------------------------------------------------------------------------------------------------
     570,000   SONYMA, Series 70                                5.375          10/01/2017 s         03/01/2010 b      596,454
--------------------------------------------------------------------------------------------------------------------------------
     380,000   SONYMA, Series 73-B                              5.450          10/01/2024 s         09/30/2009 b      400,695
--------------------------------------------------------------------------------------------------------------------------------
   1,025,000   SONYMA, Series 78-B                              5.900          10/01/2015           11/23/2009 b    1,120,879
--------------------------------------------------------------------------------------------------------------------------------
      75,000   SONYMA, Series 80                                5.100          10/01/2017 s         03/01/2009 b       78,332
--------------------------------------------------------------------------------------------------------------------------------
   5,000,000   SONYMA, Series 82                                5.550          10/01/2019 s         10/01/2009 b    5,222,150
--------------------------------------------------------------------------------------------------------------------------------
  25,000,000   SONYMA, Series 83                                5.450          04/01/2018 s         10/01/2009 b   26,226,500
--------------------------------------------------------------------------------------------------------------------------------
     120,000   SONYMA, Series 84                                5.900          04/01/2022 s         09/01/2009 b      130,523
--------------------------------------------------------------------------------------------------------------------------------
   3,745,000   SONYMA, Series 84                                5.950          04/01/2030 s         09/01/2009 b    3,975,243
--------------------------------------------------------------------------------------------------------------------------------
   4,250,000   SONYMA, Series 86                                5.950          10/01/2020 s         09/01/2009 b    4,673,853
--------------------------------------------------------------------------------------------------------------------------------
   2,785,000   SONYMA, Series 90                                5.750          10/01/2021           01/20/2004 c    2,892,362
--------------------------------------------------------------------------------------------------------------------------------
  19,980,000   SONYMA, Series 94                                5.900          10/01/2030 s         04/01/2010 b   21,115,264
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000   SONYMA, Series 95                                5.500          10/01/2017 s         04/01/2010 b    2,128,140
--------------------------------------------------------------------------------------------------------------------------------
   6,100,000   SONYMA, Series 97                                5.400          10/01/2021 s         04/01/2011 b    6,354,004
--------------------------------------------------------------------------------------------------------------------------------
     100,000   Springville HDC (Springbrook)                    5.950          01/01/2010           07/29/2006 c      103,754
--------------------------------------------------------------------------------------------------------------------------------
     940,000   St. Casimer's EHC                                7.375          09/01/2010 s         03/01/2003 b      966,320
--------------------------------------------------------------------------------------------------------------------------------
     755,000   St. Lawrence IDA (PACES)                         5.875          06/30/2007           03/03/2005 c      744,068
--------------------------------------------------------------------------------------------------------------------------------
      35,000   Suffolk County GO                                5.000          10/15/2020           10/15/2005 b       35,511
--------------------------------------------------------------------------------------------------------------------------------
     865,000   Suffolk County IDA (ACLD)                        5.750          03/01/2006           03/26/2004 c      843,513
--------------------------------------------------------------------------------------------------------------------------------
     985,000   Suffolk County IDA (ALIA - CCDRCA)               7.000          06/01/2016           10/11/2010 c      999,214
--------------------------------------------------------------------------------------------------------------------------------
   1,185,000   Suffolk County IDA (ALIA - FREE)                 7.000          06/01/2016           10/11/2010 c    1,188,887
--------------------------------------------------------------------------------------------------------------------------------
     560,000   Suffolk County IDA (ALIA - WORCA)                7.000          06/01/2016           10/11/2010 c      561,837
--------------------------------------------------------------------------------------------------------------------------------
      25,000   Suffolk County IDA (Dowling College)             6.400          12/01/2005           12/01/2005         25,735
--------------------------------------------------------------------------------------------------------------------------------
     240,000   Suffolk County IDA (Dowling College)             6.500          12/01/2006           12/01/2006        245,839
--------------------------------------------------------------------------------------------------------------------------------
      50,000   Suffolk County IDA (Dowling College)             6.625          06/01/2024           12/29/2016 c       46,216
--------------------------------------------------------------------------------------------------------------------------------
   1,595,000   Suffolk County IDA
               (Huntington First Aid Squad)                     6.025          11/01/2008           01/25/2006 c    1,571,538
--------------------------------------------------------------------------------------------------------------------------------
     290,000   Suffolk County IDA
               (Mattituck-Laurel Library)                       6.000          09/01/2019 s         09/01/2010 b      333,515
--------------------------------------------------------------------------------------------------------------------------------
     470,000   Suffolk County IDA (Rimland Facilities)i         3.188 v        12/01/2004           06/01/2003 b      469,201
--------------------------------------------------------------------------------------------------------------------------------
     100,000   Suffolk County Water Authority                   5.750          06/01/2010           06/01/2003 b      102,375

                   33 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  Continued
                                                                                                     Effective
   Principal                                                                                          Maturity   Market Value
      Amount                                                    Coupon           Maturity         (Unaudited)*     See Note 1
--------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $    30,000   Sullivan County GO                               5.100%         03/15/2011           03/15/2004 b  $    31,520
--------------------------------------------------------------------------------------------------------------------------------
   2,040,000   Sunnybrook EHC                                  11.250          12/01/2014 s         04/01/2003 b    2,177,618
--------------------------------------------------------------------------------------------------------------------------------
      40,000   Syracuse GO                                      6.000          02/01/2014 s         02/01/2004 b       42,639
--------------------------------------------------------------------------------------------------------------------------------
   2,815,000   Syracuse IDA (Crouse Irving Health Hospital) i   5.125          01/01/2009           03/15/2006 c    1,575,584
--------------------------------------------------------------------------------------------------------------------------------
   1,075,000   Syracuse SCHC (East Hill Village Apartments)     6.125          11/01/2010           01/09/2007 c    1,116,377
--------------------------------------------------------------------------------------------------------------------------------
     245,000   Tompkins County IDA (Kendall at Ithaca)          7.875          06/01/2015 s         06/01/2005 b      251,044
--------------------------------------------------------------------------------------------------------------------------------
     295,000   Tompkins Healthcare Corp.
               (Reconstruction Home)                           10.800          02/01/2028 s         02/01/2005 b      344,740
--------------------------------------------------------------------------------------------------------------------------------
   2,935,000   Tonawanda HDC (Tonawanda Towers)                 6.150          10/01/2011           08/22/2007 g    3,059,532
--------------------------------------------------------------------------------------------------------------------------------
  15,000,000   Triborough Bridge & Tunnel Authority             5.500          01/01/2017           11/18/2014 c   17,246,100
--------------------------------------------------------------------------------------------------------------------------------
  46,675,000   TSASC, Inc. (TFABs)                              5.500          07/15/2024           10/22/2011 c   46,759,482
--------------------------------------------------------------------------------------------------------------------------------
   3,500,000   TSASC, Inc. (TFABs)                              5.900          07/15/2017           07/15/2010 b    3,676,680
--------------------------------------------------------------------------------------------------------------------------------
   3,200,000   TSASC, Inc. (TFABs)                              6.000          07/15/2019 s         07/15/2009 b    3,375,232
--------------------------------------------------------------------------------------------------------------------------------
   4,170,000   TSASC, Inc. (TFABs)                              6.000          07/15/2019           07/15/2010 b    4,398,349
--------------------------------------------------------------------------------------------------------------------------------
   3,525,000   TSASC, Inc. (TFABs)                              6.000          07/15/2020           07/15/2010 b    3,695,575
--------------------------------------------------------------------------------------------------------------------------------
   2,015,000   TSASC, Inc. (TFABs)                              6.000          07/15/2020 s         07/15/2010 b    2,112,506
--------------------------------------------------------------------------------------------------------------------------------
   2,030,000   TSASC, Inc. (TFABs)                              6.000          07/15/2021 s         07/15/2010 b    2,115,402
--------------------------------------------------------------------------------------------------------------------------------
  44,725,000   TSASC, Inc. (TFABs)                              6.250          07/15/2027 s         07/15/2009 b   46,953,647
--------------------------------------------------------------------------------------------------------------------------------
  17,715,000   TSASC, Inc. (TFABs)                              6.250          07/15/2034 s         07/15/2010 b   18,542,113
--------------------------------------------------------------------------------------------------------------------------------
  54,090,000   TSASC, Inc. (TFABs)                              6.375          07/15/2039 s         07/15/2009 b   57,028,169
--------------------------------------------------------------------------------------------------------------------------------
      80,000   Tupper Lake HDC                                  8.125          10/01/2010           10/01/2003 b       80,578
--------------------------------------------------------------------------------------------------------------------------------
   1,005,000   Ulster County IDA (Benedictine Hospital)         6.050          06/01/2005           12/29/2003 c      990,900
--------------------------------------------------------------------------------------------------------------------------------
     630,000   Ulster County Tobacco Asset
               Securitization Corp.                             6.000          06/01/2040 s         06/01/2012 b      649,373
--------------------------------------------------------------------------------------------------------------------------------
  10,235,000   Ulster County Tobacco Asset
               Securitization Corp.                             6.750          06/01/2030 s         06/01/2011 b   11,162,803
--------------------------------------------------------------------------------------------------------------------------------
     280,000   Union Hsg. Authority (Methodist Homes)           6.800          11/01/2004           11/24/2003 c      283,998
--------------------------------------------------------------------------------------------------------------------------------
   2,050,000   United Nations Devel. Corp., Series B            5.300          07/01/2010           01/01/2003 b    2,052,891
--------------------------------------------------------------------------------------------------------------------------------
      25,000   United Nations Devel. Corp., Series B            5.300          07/01/2011           07/01/2003 b       25,031
--------------------------------------------------------------------------------------------------------------------------------
     100,000   United Nations Devel. Corp., Series C            5.500          07/01/2017 s         01/01/2003 b      101,180
--------------------------------------------------------------------------------------------------------------------------------
      15,000   Upper Mohawk Valley Regional
               Water Finance Authority                          5.125          10/01/2016           10/01/2007 b       16,236
--------------------------------------------------------------------------------------------------------------------------------
     295,000   Utica GO                                         6.200          01/15/2014           01/15/2010 b      326,179
--------------------------------------------------------------------------------------------------------------------------------
     320,000   Utica GO                                         6.250          01/15/2015           01/15/2010 b      353,050
--------------------------------------------------------------------------------------------------------------------------------
     315,000   Utica IDA (Utica College Civic Facility)         5.300          08/01/2008           11/30/2004 c      317,177
--------------------------------------------------------------------------------------------------------------------------------
   2,155,000   Utica IDA (Utica College Civic Facility)         6.375          12/01/2011           09/23/2008 c    2,151,961
--------------------------------------------------------------------------------------------------------------------------------
      90,000   Utica SCHC (Steinhorst Apartments)               6.500          04/15/2008           03/11/2005 g       95,881
--------------------------------------------------------------------------------------------------------------------------------
      50,000   Westchester County GO                            6.850          11/15/2014           11/15/2004 b       55,223
--------------------------------------------------------------------------------------------------------------------------------
     300,000   Westchester County IDA
              (Beth Abraham Hospital)                           7.250          12/01/2009           11/03/2006 c      311,118
--------------------------------------------------------------------------------------------------------------------------------
     245,000   Westchester County IDA (JDAM)                    6.250          04/01/2005           10/26/2003 c      249,915
--------------------------------------------------------------------------------------------------------------------------------
      70,000   Westchester County IDA (JDAM)                    6.500          04/01/2009 s         04/01/2006 b       72,253
--------------------------------------------------------------------------------------------------------------------------------
   1,130,000   Westchester County IDA (JDAM)                    6.750          04/01/2016 s         04/01/2006 b    1,197,280
--------------------------------------------------------------------------------------------------------------------------------
   2,370,000   Westchester County IDA
               (Rippowam-Cisqua School)                         5.750          06/01/2029           09/04/2010 g    2,424,581
--------------------------------------------------------------------------------------------------------------------------------
     330,000   Westchester County IDA
               (Westchester Airport)                            5.950          08/01/2024 s         08/01/2003 b      333,762

                   34 | LIMITED TERM NEW YORK MUNICIPAL FUND
                                                                                                     Effective
   Principal                                                                                          Maturity   Market Value
      Amount                                                   Coupon            Maturity         (Unaudited)*     See Note 1
--------------------------------------------------------------------------------------------------------------------------------
 New York Continued
 $13,000,000   Westchester County Tobacco Asset
               Securitization Corp.                             6.750%         07/15/2029 s         07/15/2010 b  $14,132,300
--------------------------------------------------------------------------------------------------------------------------------
     260,000   Yonkers IDA (Community Devel. Properties)        6.250          02/01/2016           11/11/2010 g      279,859
--------------------------------------------------------------------------------------------------------------------------------
   3,140,000   Yonkers IDA (Community Devel. Properties)        6.625          02/01/2026 s         02/01/2011 b    3,361,496
--------------------------------------------------------------------------------------------------------------------------------
   1,135,000   Yonkers IDA (Hudson Scenic Studio)               5.875          11/01/2007           07/03/2005 c    1,095,491
--------------------------------------------------------------------------------------------------------------------------------
     145,000   Yonkers IDA (Philipsburgh Hall Associates)       6.750          11/01/2008           02/08/2006 c      146,301
--------------------------------------------------------------------------------------------------------------------------------
   2,880,000   Yonkers IDA (St. John's Riverside Hospital)      6.800          07/01/2016           10/07/2009 g    2,898,000
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Yonkers IDA (St. Joseph's Hospital), Series 98-B 5.900          03/01/2008           03/01/2006 c      926,260
                                                                                                                ----------------
                                                                                                                2,567,690,772

--------------------------------------------------------------------------------------------------------------------------------
 Other States--1.3%
   3,000,000   Brazos River Authority, TX
               (TXU Energy Company)                             4.900          05/01/2029           05/01/2003 d    2,975,190
--------------------------------------------------------------------------------------------------------------------------------
  20,715,000   Lake Charles, LA Harbor & Terminal
               District Port Facilities (Duke Energy Corp.)     7.750          08/15/2022           02/15/2003 b   21,659,604
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Lawrenceburg, IN Pollution Control
               (Indiana Michigan Power Company)                 7.000          04/01/2015           04/01/2003 b    1,021,930
--------------------------------------------------------------------------------------------------------------------------------
   1,700,000   McMinn County, TN IDB Pollution Control
               (Calhoun Newsprint)                              7.625          03/01/2016           03/01/2003 b    1,696,243
--------------------------------------------------------------------------------------------------------------------------------
   8,165,000   ME Finance Authority (Great Northern Paper)      7.750          10/01/2022           04/01/2003 b    8,176,676
--------------------------------------------------------------------------------------------------------------------------------
     565,000   NV Hsg. Division (Campaige Place)                5.450          10/01/2018 s         10/01/2008 b      579,735
--------------------------------------------------------------------------------------------------------------------------------
     150,000   NH HE&H Facilities Authority
               (Elliot Hospital of Manchester)                  6.250          10/01/2021 s         04/01/2003 b      152,047
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NJ EDA (Jersey Central Power & Light)            7.100          07/01/2015           01/01/2003 b    2,094,000
--------------------------------------------------------------------------------------------------------------------------------
      10,000   Pulaski County, AR (Arkansas Children's
               Hospital)                                        6.100          03/01/2013 s         03/01/2005 b       10,181
--------------------------------------------------------------------------------------------------------------------------------
   1,950,000   St. Charles Parish, LA
               (Louisiana Power & Light Company)                7.500          06/01/2021           06/01/2003 b    1,979,153
                                                                                                                ----------------
                                                                                                                   40,344,759

--------------------------------------------------------------------------------------------------------------------------------
 U.S. Possessions--14.8%
     310,000   Guam Airport Authority, Series A                 6.500          10/01/2023 s         10/01/2003 b      316,439
--------------------------------------------------------------------------------------------------------------------------------
  11,790,000   Guam Airport Authority, Series B                 6.400          10/01/2005           10/01/2003 g   12,175,297
--------------------------------------------------------------------------------------------------------------------------------
  15,975,000   Guam Airport Authority, Series B                 6.600          10/01/2010 s         10/01/2003 b   16,462,876
--------------------------------------------------------------------------------------------------------------------------------
  49,650,000   Guam Airport Authority, Series B                 6.700          10/01/2023 s         10/01/2003 b   51,601,741
--------------------------------------------------------------------------------------------------------------------------------
     925,000   Guam EDA (TASC)                                  5.000          05/15/2022           11/22/2004 c      935,351
--------------------------------------------------------------------------------------------------------------------------------
   1,950,000   Guam EDA (TASC)                                  5.400          05/15/2031           07/14/2010 c    1,998,009
--------------------------------------------------------------------------------------------------------------------------------
   7,225,000   Guam GO, Series A                                5.375          11/15/2013 s         12/23/2011 c    7,218,642
--------------------------------------------------------------------------------------------------------------------------------
   3,630,000   Guam GO, Series A                                5.700          09/01/2003           03/01/2003 b    3,629,927
--------------------------------------------------------------------------------------------------------------------------------
   5,250,000   Guam GO, Series A                                5.750          09/01/2004           03/01/2003 b    5,249,422
--------------------------------------------------------------------------------------------------------------------------------
   4,530,000   Guam GO, Series A                                5.900          09/01/2005           03/01/2003 b    4,529,003
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Guam GO, Series A                                6.000          09/01/2006           03/01/2003 b      999,880
--------------------------------------------------------------------------------------------------------------------------------
      85,000   Northern Mariana Islands, Series A               6.000          06/01/2014 s         06/01/2010 b       92,608
--------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Northern Mariana Islands, Series A               6.000          06/01/2020 s         06/01/2010 b    3,179,100
--------------------------------------------------------------------------------------------------------------------------------
 110,910,000   Puerto Rico Children's Trust Fund (TASC)         5.375          05/15/2033 s         10/01/2011 c  108,786,073
--------------------------------------------------------------------------------------------------------------------------------
      30,000   Puerto Rico Children's Trust Fund (TASC)         5.750          07/01/2020 s         04/24/2007 c       33,652
--------------------------------------------------------------------------------------------------------------------------------
     740,000   Puerto Rico Children's Trust Fund (TASC)         6.000          07/01/2026 s         07/01/2010 b      881,266
--------------------------------------------------------------------------------------------------------------------------------
     718,095   Puerto Rico Dept. of Corrections
               Furniture Lease i,u                              7.000          04/25/2004           05/07/2003 c      717,506

                   35 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  Continued

                                                                                                     Effective
   Principal                                                                                          Maturity   Market Value
      Amount                                                   Coupon            Maturity         (Unaudited)*     See Note 1
--------------------------------------------------------------------------------------------------------------------------------
 U.S. Possessions Continued
 $   170,000   Puerto Rico Electric Power Authority             5.250%         07/01/2021 s         07/01/2005 b  $   176,217
--------------------------------------------------------------------------------------------------------------------------------
      30,000   Puerto Rico Electric Power Authority             5.250          07/01/2021           07/01/2005 b       30,679
--------------------------------------------------------------------------------------------------------------------------------
   1,425,000   Puerto Rico Electric Power Authority             5.500          07/01/2010           07/01/2005 b    1,572,587
--------------------------------------------------------------------------------------------------------------------------------
      35,000   Puerto Rico Electric Power Authority             5.500          07/01/2016 s         07/01/2005 b       37,290
--------------------------------------------------------------------------------------------------------------------------------
      50,000   Puerto Rico Electric Power Authority             5.500          07/01/2020 s         07/01/2004 b       53,190
--------------------------------------------------------------------------------------------------------------------------------
      75,000   Puerto Rico Electric Power Authority             5.500          07/01/2025 s         07/01/2005 b       78,350
--------------------------------------------------------------------------------------------------------------------------------
     850,000   Puerto Rico Electric Power Authority             6.000          07/01/2014 s         07/01/2004 b      914,319
--------------------------------------------------------------------------------------------------------------------------------
      25,000   Puerto Rico Electric Power Authority             6.000          07/01/2016 s         07/01/2004 b       27,268
--------------------------------------------------------------------------------------------------------------------------------
      30,000   Puerto Rico Electric Power Authority             6.000          07/01/2016 s         07/01/2004 b       32,721
--------------------------------------------------------------------------------------------------------------------------------
      10,000   Puerto Rico GO                                   5.250          07/01/2018           07/01/2003 b       10,282
--------------------------------------------------------------------------------------------------------------------------------
      70,000   Puerto Rico GO                                   5.250          07/01/2018 s         07/01/2003 b       71,331
--------------------------------------------------------------------------------------------------------------------------------
   5,000,000   Puerto Rico GO                                   5.250          07/01/2027 s         07/01/2011 b    5,251,650
--------------------------------------------------------------------------------------------------------------------------------
      70,000   Puerto Rico GO                                   5.375          07/01/2022 s         07/01/2005 b       73,759
--------------------------------------------------------------------------------------------------------------------------------
      55,000   Puerto Rico HBFA                                 5.850          10/01/2009           04/01/2007 b       58,298
--------------------------------------------------------------------------------------------------------------------------------
     470,000   Puerto Rico HBFA                                 6.100          10/01/2015           04/01/2007 b      493,354
--------------------------------------------------------------------------------------------------------------------------------
     480,000   Puerto Rico HBFA                                 6.250          04/01/2029 s         04/01/2007 b      501,581
--------------------------------------------------------------------------------------------------------------------------------
   1,403,611   Puerto Rico Health Dept. Equipment Lease i,u     7.099          07/23/2003           04/16/2003 c    1,402,475
--------------------------------------------------------------------------------------------------------------------------------
     510,000   Puerto Rico HFC                                  7.200          04/01/2003           04/01/2003 b      512,066
--------------------------------------------------------------------------------------------------------------------------------
      70,000   Puerto Rico HFC                                  7.250          10/01/2004           04/01/2003 b       70,270
--------------------------------------------------------------------------------------------------------------------------------
     110,000   Puerto Rico HFC                                  7.300          04/01/2006           04/01/2003 b      110,055
--------------------------------------------------------------------------------------------------------------------------------
     100,000   Puerto Rico HFC                                  7.300          10/01/2006           04/01/2003 b      100,322
--------------------------------------------------------------------------------------------------------------------------------
      40,000   Puerto Rico HFC                                  7.400          04/01/2007           04/01/2003 b       40,123
--------------------------------------------------------------------------------------------------------------------------------
   3,020,000   Puerto Rico HFC                                  7.500          10/01/2015 s         04/01/2003 b    3,029,060
--------------------------------------------------------------------------------------------------------------------------------
   6,100,000   Puerto Rico HFC                                  7.500          04/01/2022 s         04/01/2003 b    6,266,225
--------------------------------------------------------------------------------------------------------------------------------
      15,000   Puerto Rico Highway &
               Transportation Authority                         5.250          07/01/2020           07/01/2005 b       15,247
--------------------------------------------------------------------------------------------------------------------------------
      65,000   Puerto Rico Highway &
               Transportation Authority                         5.250          07/01/2020 s         07/01/2003 b       66,749
--------------------------------------------------------------------------------------------------------------------------------
      50,000   Puerto Rico Highway &
               Transportation Authority                         5.500          07/01/2019 s         07/01/2003 b       51,559
--------------------------------------------------------------------------------------------------------------------------------
   9,000,000   Puerto Rico Highway &
               Transportation Authority RITES                   9.320r         07/01/2010           07/01/2003 b    9,638,100
--------------------------------------------------------------------------------------------------------------------------------
   7,000,000   Puerto Rico Highway &
               Transportation Authority, Series E               5.750          07/01/2024           07/01/2012 b    7,673,190
--------------------------------------------------------------------------------------------------------------------------------
     355,000   Puerto Rico Highway &
               Transportation Authority, Series X               5.500          07/01/2019 s         07/01/2003 b      365,888
--------------------------------------------------------------------------------------------------------------------------------
     115,000   Puerto Rico Highway &
               Transportation Authority, Series X               5.500          07/01/2019 s         07/01/2003 b      118,586
--------------------------------------------------------------------------------------------------------------------------------
      65,000   Puerto Rico IMEPCF
               (American Home Products)                         5.100          12/01/2018           12/01/2008 b       66,652
--------------------------------------------------------------------------------------------------------------------------------
   6,275,000   Puerto Rico IMEPCF (PepsiCo)                     6.250          11/15/2013           05/15/2003 b    6,568,984
--------------------------------------------------------------------------------------------------------------------------------
   7,175,000   Puerto Rico IMEPCF (PepsiCo)                     6.250          11/15/2013           05/15/2003 b    7,404,600
--------------------------------------------------------------------------------------------------------------------------------
      10,000   Puerto Rico Infrastructure                       5.000          07/01/2016           01/01/2008 b       10,557
--------------------------------------------------------------------------------------------------------------------------------
   2,630,000   Puerto Rico Infrastructure                       7.500          07/01/2009 s         01/01/2003 b    2,685,756
--------------------------------------------------------------------------------------------------------------------------------
   1,320,000   Puerto Rico Infrastructure                       7.750          07/01/2008 s         01/01/2003 b    1,348,380
--------------------------------------------------------------------------------------------------------------------------------
     900,000   Puerto Rico Infrastructure                       7.900          07/01/2007 s         01/01/2003 b      921,870
--------------------------------------------------------------------------------------------------------------------------------
  16,525,000   Puerto Rico ITEMECF (Congeneration Facilities)   6.625          06/01/2026 s         06/01/2010 b   17,154,437

                   36 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                     Effective
                                                                                                     Effective
   Principal                                                                                          Maturity   Market Value
      Amount                                                   Coupon            Maturity         (Unaudited)*     See Note 1
--------------------------------------------------------------------------------------------------------------------------------
 U.S. Possessions--14.8%
 $   750,000   Puerto Rico ITEMECF
               (Hospital de la Concepcion)                      6.375%         11/15/2015           11/15/2010 b  $   860,213
--------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Puerto Rico ITEMECF
               (Hospital de la Concepcion)                      6.500          11/15/2020           11/15/2010 b    2,294,560
--------------------------------------------------------------------------------------------------------------------------------
   1,540,000   Puerto Rico ITEMECF
               (Mennonite General Hospital)                     6.375          07/01/2006           08/13/2004 c    1,546,930
--------------------------------------------------------------------------------------------------------------------------------
   1,915,000   Puerto Rico ITEMECF
               (Mennonite General Hospital)                     6.500          07/01/2012           09/23/2009 c    1,897,650
--------------------------------------------------------------------------------------------------------------------------------
     955,000   Puerto Rico ITEMECF
               (Polytechnic University of Puerto Rico)          5.700          08/01/2013 c         08/01/2005 b      974,301
--------------------------------------------------------------------------------------------------------------------------------
   1,045,000   Puerto Rico ITEMECF
               (Ryder Memorial Hospital)                        6.400          05/01/2009           02/26/2006 g    1,077,803
--------------------------------------------------------------------------------------------------------------------------------
   1,075,000   Puerto Rico Municipal Finance Agency RITES i     9.567 r        08/01/2013           02/01/2009      1,391,362
--------------------------------------------------------------------------------------------------------------------------------
     419,735   Puerto Rico Natural Resources Dept.
               Equipment Lease i,u                              7.250          10/26/2003           02/02/2003 c      420,188
--------------------------------------------------------------------------------------------------------------------------------
      45,000   Puerto Rico Port Authority, Series B             5.700          07/01/2003 s         01/01/2003 b       45,106
--------------------------------------------------------------------------------------------------------------------------------
     170,000   Puerto Rico Port Authority, Series C             7.300          07/01/2007 s         01/01/2003 b      172,754
--------------------------------------------------------------------------------------------------------------------------------
      35,000   Puerto Rico Port Authority, Series D             6.000          07/01/2021 s         01/01/2003 b       35,120
--------------------------------------------------------------------------------------------------------------------------------
     465,000   Puerto Rico Port Authority, Series D             7.000          07/01/2014 s         01/01/2003 b      479,648
--------------------------------------------------------------------------------------------------------------------------------
      20,000   Puerto Rico Public Buildings Authority           5.500          07/01/2021           07/01/2003 a       20,501
--------------------------------------------------------------------------------------------------------------------------------
      15,000   Puerto Rico Public Buildings Authority           5.500          07/01/2021           07/01/2005 a       16,721
--------------------------------------------------------------------------------------------------------------------------------
      35,000   Puerto Rico Public Buildings Authority           5.500          07/01/2025           07/01/2005 a       39,016
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Puerto Rico Public Buildings Authority           5.700          07/01/2016 s         07/01/2003 b    1,033,350
--------------------------------------------------------------------------------------------------------------------------------
     375,000   Puerto Rico Public Buildings Authority           5.750          07/01/2015 s         07/01/2003 b      387,311
--------------------------------------------------------------------------------------------------------------------------------
      25,000   Puerto Rico Public Buildings Authority           5.750          07/01/2015 s         07/01/2003 b       25,917
--------------------------------------------------------------------------------------------------------------------------------
      10,000   Puerto Rico Public Buildings Authority           5.750          07/01/2015 s         07/01/2003 b       10,344
--------------------------------------------------------------------------------------------------------------------------------
      20,000   Puerto Rico Public Buildings Authority           5.750          07/01/2016 s         07/01/2003 b       20,692
--------------------------------------------------------------------------------------------------------------------------------
  32,400,000   Puerto Rico Public Finance Corp., Series E       5.700          08/01/2025           02/01/2010 b   34,631,388
--------------------------------------------------------------------------------------------------------------------------------
  64,160,000   Puerto Rico Public Finance Corp., Series E       5.750          08/01/2030           02/01/2007 b   69,415,987
--------------------------------------------------------------------------------------------------------------------------------
     705,000   Puerto Rico Urban Renewal & Hsg. Corp.           7.875          10/01/2004 s         04/01/2003 b      723,542
--------------------------------------------------------------------------------------------------------------------------------
      10,000   University of Puerto Rico                        5.250          06/01/2025           06/01/2007 b       10,259
--------------------------------------------------------------------------------------------------------------------------------
     230,000   University of Puerto Rico                        5.500          06/01/2012 s         05/01/2003 b      233,682
--------------------------------------------------------------------------------------------------------------------------------
      55,000   V.I. Hsg. Finance Authority                      6.500          03/01/2025 s         03/01/2005 b       56,894
--------------------------------------------------------------------------------------------------------------------------------
   2,500,000   V.I. Public Finance Authority                    5.000          10/01/2003           10/01/2003      2,555,950
--------------------------------------------------------------------------------------------------------------------------------
  10,000,000   V.I. Public Finance Authority                    5.500          10/01/2015           10/01/2010 b   10,451,600
--------------------------------------------------------------------------------------------------------------------------------
   1,000,000   V.I. Public Finance Authority                    5.625          10/01/2010           05/29/2008 c    1,081,070
--------------------------------------------------------------------------------------------------------------------------------
      25,000   V.I. Public Finance Authority                    5.625          10/01/2025           10/01/2010 b       25,741
--------------------------------------------------------------------------------------------------------------------------------
   9,500,000   V.I. Public Finance Authority                    6.500          10/01/2024 s         10/01/2010 b   10,564,000
--------------------------------------------------------------------------------------------------------------------------------
  19,800,000   V.I. Public Finance Authority, Series A          6.125          10/01/2029 s         10/01/2010 b   21,356,478
--------------------------------------------------------------------------------------------------------------------------------
   7,220,000   V.I. Public Finance Authority, Series A          6.375          10/01/2019 s         01/01/2010 b    8,045,174
--------------------------------------------------------------------------------------------------------------------------------
   1,470,000   V.I. Water & Power Authority                     5.375          07/01/2010           07/01/2010      1,553,496
                                                                                                                  --------------
                                                                                                                  467,265,567

--------------------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $3,019,956,100)--97.3%                                                       3,075,301,098
--------------------------------------------------------------------------------------------------------------------------------
 Other Assets Net of Liabilities--2.7%                                                                             84,035,062
                                                                                                               -----------------
 Net Assets--100.0%                                                                                            $3,159,336,160
                                                                                                               =================

                   37 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  Continued

Footnotes to Statements

a. Date of prefunded call, or maturity date if escrowed to maturity.
b. Optional call date; corresponds to the most conservative yield calculation.
c. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
d. Date of mandatory put.
e. Date of planned principal payment.
f. Effective maturity corresponding to variable coupon payment date.
g. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.
i. Identifies issues considered to be illiquid--See Note 5 of Notes to Financial
Statements.
r. Represents the current interest rate for a variable rate bond known as an
"inverse floater". See Note 1 of Notes to Financial Statements.
s. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.
t. Non-income-accruing security.
u. Issuer is in default.
v. Represents the current interest rate for a variable or increasing rate security.
w. When-issued security to be delivered and settled after December 31, 2002.
z. Represents a zero coupon bond.
See accompanying Notes to Financial Statements.

To simplify the listing of securities, abbreviations are used per the table below:

ACDS      Association for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ALIA      Alliance of Long Island Agencies
ASMF      Amsterdam Sludge Management Facility
CAB       Capital Appreciation Bond
CARS      Complimentary Auction Rate Security
CCDRCA    Catholic Charities of the Diocese of Rockville Centre and Affiliates
CCFOP     Child Care Facilities Development Program
CDC       Community Development Corporation
CFGA      Child and Family Guidance Association
CMA       Community Mainstreaming Associates
COP       Certificates of Participation
CRR       Center for Rapid Recovery
CSD       Central School District Con Ed Consolidated Edison Company
DA        Dormitory Authority
DIAMONDS  Direct Investment of Accrued Municipals
EDA       Economic Development Authority
EFC       Environmental Facilities Corporation
EHC       Elderly Housing Corporation
ERDA      Energy Research and Development Authority
FREE      Family Residences and Essential Enterprises
GO        General Obligation
GRIA      Greater Rochester International Airport
HBFA      Housing Bank and Finance Agency
HDC       Housing Development Corporation
HE&H      Higher Educational and Health
HELP      Homeless Economic Loan Program
HFA       Housing Finance Agency
HFC       Housing Finance Corporation
HJDOI     Hospital for Joint Diseases Orthopaedic Institute
HKSB      Helen Keller Services for the Blind
IDA       Industrial Development Agency
IDB       Industrial Development Board
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
IRS       Inverse Rate Security
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental
          Community Facilities
JDAM      Julia Dyckman Andrus Memorial
LEVRRS    Leveraged Reverse Rate Security
LGAC      Local Government Assistance Corporation
LGSC      Local Government Services Corporation
L.I.      Long Island
LILCO     Long Island Lighting Corporation
LIMO      Limited Interest Municipal Obligation
MSH       Mount Sinai Hospital
MTA       Metropolitan Transportation Authority
NIMO      Niagara Mohawk Power Corporation
NYC       New York City
NYS       New York State
NYSEG     New York State Electric and Gas
NYU       New York University
PACES     Potsdam Auxiliary and College Educational Service
RG&E      Rochester Gas and Electric
RIBS      Residual Interest Bonds
RIT       Rochester Institute of Technology
RITES     Residual Interest Tax Exempt Security
Res Rec   Resource Recovery Facility
SCHC      Senior Citizen Housing Corporation
SCSB      Schuyler Community Services Board
SONYMA    State of New York Mortgage Agency
SUNY      State University of New York
SWMA      Solid Waste Management Authority
TASC      Tobacco Settlement Asset-Backed Bonds
TFA       Transitional Finance Authority
TFABs     Tobacco Flexible Amortization Bonds
UDC       Urban Development Corporation
UFSD      Union Free School District
USTA      United States Tennis Association
WHELC     Wartburg Home of the Evangelical Lutheran Church
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Association
V.I.      United States Virgin Islands

                   38 | LIMITED TERM NEW YORK MUNICIPAL FUND
Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

 Industry                                      Market Value          Percent
 ----------------------------------------------------------------------------
 Tobacco                                     $  579,354,095             18.8%
 Hospital/Health Care                           305,063,192              9.9
 Electric Utilities                             272,435,434              8.9
 General Obligation                             254,540,394              8.3
 Marine/Aviation Facilities                     207,331,321              6.7
 Sales Tax Revenue                              203,459,107              6.6
 Municipal Leases                               203,278,861              6.6
 Multifamily Housing                            190,816,619              6.2
 Highways/Railways                              144,951,423              4.7
 Airlines                                       132,364,928              4.3
 Single Family Housing                          120,325,075              3.9
 Higher Education                               113,922,944              3.7
 Not-for-Profit Organization                     69,622,310              2.3
 Water Utilities                                 51,931,673              1.7
 Resource Recovery                               47,212,412              1.5
 Gas Utilities                                   41,817,823              1.4
 Education                                       23,635,683              0.8
 Paper, Containers & Packaging                   20,534,895              0.7
 Pollution Control                               19,215,290              0.6
 Manufacturing, Non-Durable Goods                18,383,108              0.6
 Special Assessment                              14,089,444              0.5
 Manufacturing, Durable Goods                    16,858,250              0.5
 Adult Living Facilities                         12,170,326              0.4
 Parking Fee Revenue                              8,104,056              0.3
 Other                                            3,882,435              0.1
----------------------------------------------------------------------------
 Total                                       $3,075,301,098            100.0%
============================================================================

----------------------------------------------------------------------
 Summary of Ratings  December 31, 2002 / Unaudited
 Distribution of investments by rating category, as a percentage of total investments at value, is as follows:
 Rating                                                        Percent
----------------------------------------------------------------------
 AAA                                                              23.8%
 AA                                                               20.1
 A                                                                34.2
 BBB                                                              17.6
 BB                                                                2.3
 B                                                                 0.0
 D                                                                 0.0
 Not Rated                                                         2.0
                                                                 -----
                                                                 100.0%
                                                                 =====

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated"
category.

                   39 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF ASSETS AND LIABILITIES

-------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $3,019,956,100)--see accompanying statement                                   $3,075,301,098
-------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                             924,058
-------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                                      51,060,990
Investments sold                                                                                              36,513,836
Shares of beneficial interest sold                                                                            16,546,644
Other                                                                                                             40,196
                                                                                                          ---------------
Total assets                                                                                               3,180,386,822

-------------------------------------------------------------------------------------------------------------------------
Liabilities
Payables and other liabilities:
Notes payable to bank (interest rate 1.9375% at December 31, 2002)                                             9,100,000
Shares of beneficial interest redeemed                                                                         6,053,308
Investments purchased (including $3,213,340 purchased on a when-issued or forward commitment basis)            3,568,962
Distribution and service plan fees                                                                             1,831,297
Trustees' compensation                                                                                           159,007
Transfer and shareholder servicing agent fees                                                                     36,087
Shareholder reports                                                                                               55,952
Other                                                                                                            246,049
                                                                                                          ---------------
Total liabilities                                                                                             21,050,662

-------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                                $3,159,336,160
                                                                                                          ===============

-------------------------------------------------------------------------------------------------------------------------
Composition of Net Assets
Paid-in capital                                                                                           $3,134,404,078
-------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                            1,115,304
-------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                     (31,528,220)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                    55,344,998
                                                                                                          ---------------
Net Assets                                                                                                $3,159,336,160
                                                                                                          ===============

-------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,868,271,126 and 563,633,875
shares of beneficial interest outstanding)                                                                         $3.31
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)                    $3.43
-------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering
price per share (based on net assets of $383,689,847 and 115,889,898 shares of beneficial interest outstanding)    $3.31
-------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering
price per share (based on net assets of $894,469,248 and 270,649,165 shares of beneficial interest outstanding)    $3.30
-------------------------------------------------------------------------------------------------------------------------
Class X Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering
price per share (based on net assets of $12,905,939 and 3,860,606 shares of beneficial interest outstanding)       $3.34

See accompanying Notes to Financial Statements.

                   40 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF OPERATIONS  For the Year Ended December 31, 2002

------------------------------------------------------------------------------
Investment Income
Interest                                                          $124,851,216

------------------------------------------------------------------------------
Expenses
Management fees                                                      9,423,561
------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              3,563,919
Class B                                                              2,612,266
Class C                                                              5,723,938
Class X                                                                136,101
------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                496,391
Class B                                                                113,264
Class C                                                                229,204
Class X                                                                 13,763
------------------------------------------------------------------------------
Accounting service fees                                                699,603
------------------------------------------------------------------------------
Custodian fees and expenses                                            142,187
------------------------------------------------------------------------------
Interest expense                                                       134,808
------------------------------------------------------------------------------
Trustees' compensation                                                  91,236
------------------------------------------------------------------------------
Shareholder reports                                                     24,290
------------------------------------------------------------------------------
Other                                                                  329,357
                                                                  ------------
Total expenses                                                      23,733,888
Less reduction to custodian expenses                                   (76,083)
                                                                  ------------
Net expenses                                                        23,657,805

------------------------------------------------------------------------------
Net Investment Income                                              101,193,411

------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized loss on investments                                    (2,778,018)
------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                40,533,262
                                                                  ------------
Net realized and unrealized gain                                    37,755,244

------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations              $138,948,655
                                                                  ============

See accompanying Notes to Financial Statements.

                   41 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31,                                                                    2002             2001
-----------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                            $  101,193,411   $   61,669,004
-----------------------------------------------------------------------------------------------------------------
Net realized loss                                                                    (2,778,018)      (2,533,378)
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                 40,533,262       (4,895,257)
                                                                                 --------------------------------
Net increase in net assets resulting from operations                                138,948,655       54,240,369

-----------------------------------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A                                                                             (71,242,725)     (46,987,073)
Class B                                                                             (10,501,117)      (4,462,285)
Class C                                                                             (22,784,301)      (5,813,232)
Class X                                                                                (731,746)      (1,254,737)

-----------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                             722,304,877      200,015,912
Class B                                                                             226,278,537       61,199,956
Class C                                                                             624,270,800      161,546,894
Class X                                                                             (12,906,454)      (7,159,748)

-----------------------------------------------------------------------------------------------------------------
Net Assets
Total increase                                                                    1,593,636,526      411,326,056
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,565,699,634    1,154,373,578
                                                                                 --------------------------------
End of period [including undistributed net investment income
of $1,115,304 and $5,181,782, respectively]                                      $3,159,336,160   $1,565,699,634
                                                                                 ================================

See accompanying Notes to Financial Statements.

                   42 | LIMITED TERM NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Class A        Year Ended December 31,                               2002         2001        2000          1999       1998
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                               $ 3.27       $ 3.27      $ 3.19        $ 3.37     $ 3.34
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .15          .16         .16           .15        .16
Net realized and unrealized gain (loss)                               .05           --         .07          (.18)       .03
                                                                   ---------------------------------------------------------
Total from investment operations                                      .20          .16         .23          (.03)       .19
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.16)        (.16)       (.15)         (.15)      (.16)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $3.31        $3.27       $3.27         $3.19      $3.37
                                                                   =========================================================

----------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                                   6.33%        4.85%       7.47%        (0.87)%     5.94%

----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                       $1,868,271   $1,124,846    $927,079    $1,025,714   $979,316
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $1,472,317   $  996,671    $945,492    $1,060,745   $884,849
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                                4.65%        4.95%       4.88%         4.64%      4.80%
Expenses                                                             0.74%        0.78%       0.85%         0.81%      0.82% 3
Expenses, net of interest expense and
reduction to custodian expense 4                                     0.74%        0.74%       0.78%         0.77%      0.80%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                19%          23%         37%           37%        25%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

                   43 | LIMITED TERM NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS  Continued

Class B        Year Ended December 31,                               2002         2001        2000          1999       1998
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                               $ 3.27       $ 3.27      $ 3.19        $ 3.37     $ 3.34
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .13          .13         .13           .13        .14
Net realized and unrealized gain (loss)                               .05           --         .08          (.18)       .03
                                                                   ---------------------------------------------------------
Total from investment operations                                      .18          .13         .21          (.05)       .17
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.14)        (.13)       (.13)         (.13)      (.14)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $3.31        $3.27       $3.27         $3.19      $3.37
                                                                   =========================================================

----------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                                   5.53%        4.06%       6.65%        (1.64)%     5.13%

----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                         $383,690     $153,471     $92,786       $88,758    $64,388
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $261,858     $113,976     $86,107       $78,263    $43,620
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                                3.85%        4.17%       4.09%         3.84%      3.97%
Expenses                                                             1.51%        1.54%       1.63%         1.59%      1.59% 3
Expenses, net of interest expense and
reduction to custodian expense 4                                     1.51%        1.50%       1.56%         1.55%      1.57%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                19%          23%         37%           37%        25%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

                   44 | LIMITED TERM NEW YORK MUNICIPAL FUND
Class C        Year Ended December 31,                               2002         2001        2000          1999       1998
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                               $ 3.26       $ 3.26      $ 3.18        $ 3.36     $ 3.33
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .13          .13         .13           .13        .14
Net realized and unrealized gain (loss)                               .05           --         .08          (.18)       .03
                                                                   ---------------------------------------------------------
Total from investment operations                                      .18          .13         .21          (.05)       .17
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.14)        (.13)       (.13)         (.13)      (.14)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $3.30        $3.26       $3.26         $3.18      $3.36
                                                                   =========================================================

----------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                                   5.54%        4.06%       6.67%        (1.63)%     5.15%

----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                         $894,469     $261,857    $101,858      $119,329    $94,870
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $574,124     $150,504    $105,452      $116,249    $61,717
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                                3.82%        4.13%       4.11%         3.86%      3.98%
Expenses                                                             1.51%        1.53%       1.62%         1.57%      1.57% 3
Expenses, net of interest expense and
reduction to custodian expense 4                                     1.51%        1.49%       1.55%         1.53%      1.55%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                19%          23%         37%           37%        25%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

                   45 | LIMITED TERM NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS  Continued

Class X        Year Ended December 31,                               2002         2001        2000          1999       1998
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                               $ 3.28       $ 3.28      $ 3.20        $ 3.38     $ 3.35
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .15          .15         .14           .13        .15
Net realized and unrealized gain (loss)                               .04         (.01)        .08          (.18)       .03
                                                                   ---------------------------------------------------------
Total from investment operations                                      .19          .14         .22          (.05)       .18
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.13)        (.14)       (.14)         (.13)      (.15)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $3.34        $3.28       $3.28         $3.20      $3.38
                                                                   =========================================================

----------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                                   5.77%        4.30%       6.88%        (1.39)%     5.38%

----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                          $12,906      $25,526     $32,651       $39,496    $47,424
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                 $18,112      $29,642     $34,684       $44,237    $49,866
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                                3.74%        4.46%       4.34%         4.11%      4.30%
Expenses                                                             1.30%        1.31%       1.39%         1.34%      1.35% 3
Expenses, net of interest expense and
reduction to custodian expense 4                                     1.30%        1.27%       1.32%         1.30%      1.32%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                19%          23%         37%           37%        25%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

                   46 | LIMITED TERM NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Limited Term New York Municipal Fund (the Fund) is a separate series of
Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The
Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the
Manager).
     The Fund offers Class A, Class B and Class C shares. As of January 6,
1998, the Fund is no longer offering Class X shares (Class X shares were designated as Class B shares prior to May 1, 1997). Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class X shares may also be subject to a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and X have separate distribution and/or service plans. Class B and Class X shares will automatically convert to
Class A shares six years after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
(including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued or Forward Commitment Basis. Delivery and
payment for securities that have been purchased by the Fund on a forward commitment basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the
Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments.
These transactions of securities on a forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of December 31,
2002, the Fund had entered into when-issued purchase commitments or forward commitments of $3,213,340.
--------------------------------------------------------------------------------
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund intends to invest no more than 5% of its total assets in inverse floaters.
Inverse floaters amount to $102,469,721 as of December 31, 2002. Including the
effect of leverage, inverse floaters represent 3.20% of the Fund's total assets as of December 31, 2002.

                   47 | LIMITED TERM NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2002, securities with an aggregate market value of $2,938,019, representing 0.09% of the Fund's net assets, were in default.
     There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
Therefore, no federal income or excise tax provision is required.

As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              -------------------------
                              2003          $ 2,250,684
                              2004              244,677
                              2006              484,870
                              2007           15,555,960
                              2008            7,670,334
                              2009            2,543,678
                              2010            2,629,825
                                            -----------
                              Total         $31,380,028
                                            ===========

During the fiscal year ended December 31, 2002, the Fund did not utilize any capital loss carryforward.
   During the fiscal year ended December 31, 2002, $6,750,004 of unused capital loss carryforward expired.
--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
December 31, 2002, the Fund's projected benefit obligations were increased by
$25,378 and payments of $3,503 were made to retired trustees, resulting in an accumulated liability of $144,381 as of December 31, 2002.
     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

                   48 | LIMITED TERM NEW YORK MUNICIPAL FUND
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $6,750,004. Accumulated net realized loss on investments was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

The tax character of distributions paid during the years ended December 31,
2002 and December 31, 2001 was as follows:
                                       Year Ended               Year Ended
                                December 31, 2002        December 31, 2001
--------------------------------------------------------------------------
Distributions paid from:
Exempt-interest dividends            $105,259,889              $58,517,327
Long-term capital gain                         --                       --
Return of capital                              --                       --
                                     -------------------------------------
Total                                $105,259,889              $58,517,327
                                     =====================================

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                 Undistributed net investment income     $ 1,115,304
                 Accumulated net realized loss           (31,528,220)
                 Net unrealized appreciation              55,344,998
                                                         -----------
                 Total                                   $24,932,082
                                                         ============

--------------------------------------------------------------------------------
Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                   49 | LIMITED TERM NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:
                                                       Year Ended December 31, 2002          Year Ended December 31, 2001
                                                           Shares            Amount              Shares            Amount
--------------------------------------------------------------------------------------------------------------------------
Class A
Sold                                                  291,519,858      $958,293,867         104,874,745      $345,581,785
Dividends and/or distributions reinvested              14,161,468        46,538,461           9,203,545        30,259,146
Redeemed                                              (85,934,132)     (282,527,451)        (53,458,873)     (175,825,019)
                                                     ---------------------------------------------------------------------
Net increase                                          219,747,194      $722,304,877          60,619,417      $200,015,912
                                                     =====================================================================

--------------------------------------------------------------------------------------------------------------------------
Class B
Sold                                                   75,324,857      $247,324,876          21,666,955      $ 71,297,469
Dividends and/or distributions reinvested               2,218,844         7,282,494             914,062         3,002,247
Redeemed                                               (8,624,172)      (28,328,833)         (3,991,598)      (13,099,760)
                                                     ---------------------------------------------------------------------
Net increase                                           68,919,529      $226,278,537          18,589,419      $ 61,199,956
                                                     =====================================================================

--------------------------------------------------------------------------------------------------------------------------
Class C
Sold                                                  209,666,907      $687,569,238          54,464,526      $179,215,562
Dividends and/or distributions reinvested               5,095,024        16,699,520           1,299,814         4,263,310
Redeemed                                              (24,386,390)      (79,997,958)         (6,690,465)      (21,931,978)
                                                     ---------------------------------------------------------------------
Net increase                                          190,375,541      $624,270,800          49,073,875      $161,546,894
                                                     =====================================================================

--------------------------------------------------------------------------------------------------------------------------
Class X
Sold                                                           --      $         --                  --      $         --
Dividends and/or distributions reinvested                 136,933           450,397             247,588           816,174
Redeemed                                               (4,060,493)      (13,356,851)         (2,416,640)       (7,975,922)
                                                     ---------------------------------------------------------------------
Net decrease                                           (3,923,560)     $(12,906,454)         (2,169,052)     $ (7,159,748)
                                                     =====================================================================
--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2002, were
$1,939,887,537 and $443,671,787, respectively.

As of December 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $3,020,104,294 was composed of:

                     Gross unrealized appreciation              $70,858,822
                     Gross unrealized depreciation              (15,662,018)
                                                                -----------
                     Net unrealized appreciation                $55,196,804
                                                                ===========

The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
0.50% of the first $100 million of average daily net assets, 0.45% of the next
$150 million, 0.40% of the next $1.75 billion, and 0.39% of average daily net assets in excess of $2 billion.

                   50 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
Accounting Fees. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended, the Fund paid $699,603 to the Manager for accounting and pricing services.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a $22.50 per account fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate           Class A      Concessions       Concessions      Concessions       Concessions
                        Front-End         Front-End      on Class A         on Class B      on Class C        on Class X
                    Sales Charges     Sales Charges           Shares            Shares           Shares           Shares
                       on Class A       Retained by      Advanced by       Advanced by      Advanced by      Advanced by
Year Ended                 Shares       Distributor      Distributor 1     Distributor 1    Distributor 1    Distributor 1
------------------------------------------------------------------------------------------------------------------------
December 31, 2002      $8,438,943        $1,591,809       $1,190,564        $5,756,847       $6,360,590             $300

1. The Distributor advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B, Class C and Class X shares from its own resources at the time of sale.

                                       Class A                  Class B                  Class C                   Class X
                           Contingent Deferred      Contingent Deferred      Contingent Deferred       Contingent Deferred
                                 Sales Charges            Sales Charges            Sales Charges             Sales Charges
                                   Retained by              Retained by              Retained by               Retained by
Year Ended                         Distributor              Distributor              Distributor               Distributor
--------------------------------------------------------------------------------------------------------------------------
December 31, 2002                     $149,891                 $431,711                 $330,896                   $3,377

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. For the year ended December 31, 2002, payments under the Class A Plan totaled $3,563,919, all of which were paid by the
Distributor to recipients, and included $62,069 paid to an affiliate of the
Manager. Any unreimbursed expenses the Distributor incurs with respect to Class
A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class X Shares. The
Fund has adopted Distribution and Service Plans for Class B, Class C and Class
X shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
Fund pays the Distributor an annual asset-based sales charge of 0.50% per year on Class X shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the year ended December 31, 2002, were as follows:

                                                                                                   Distributor's Aggregate
                                                                         Distributor's Aggregate              Unreimbursed
                                Total Payments        Amount Retained      Unreimbursed Expenses          Expenses as % of
                                    Under Plan         by Distributor                 Under Plan       Net Assets of Class
--------------------------------------------------------------------------------------------------------------------------
 Class B Plan                       $2,612,266             $2,256,907                $ 6,431,713                     1.68%
 Class C Plan                        5,723,938              4,062,978                 13,576,409                     1.52
 Class X Plan                          136,101                 91,106                    673,846                     5.22

                   51 | LIMITED TERM NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
5. Illiquid Securities
As of December 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of
December 31, 2002 was $42,056,013, which represents 1.33% of the Fund's net assets.

--------------------------------------------------------------------------------
6. Bank Borrowings
The Fund may borrow up to 10% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other
Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $350 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%.
The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
     The Fund had borrowings outstanding of $9,100,000 at December 31, 2002 at an interest rate of 1.9375%. For the year ended December 31, 2002, the average monthly loan balance was $5,544,590 at an average interest rate of 2.312%. The
Fund had gross borrowings and gross loan repayments of $458,600,000 and
$454,700,000, respectively, during the year ended December 31, 2002. The maximum amount of borrowings outstanding at any month-end was $22,900,000. The
Fund paid $7,933 in commitment fees during the year ended December 31, 2002.

                                     A-10

                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS
                      ----------------------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below for municipal securities.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and
administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of  variable  rate demand  obligations  (VRDOs),  a  two-component rating is assigned.  The first element  represents  Moody's  evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element  represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS

Short-term  ratings are  generally  assigned to those  obligations  considered short-term  in the  relevant  market.  In the U.S.,  for  example,  that means obligations  with an  original  maturity  of no more  than 365  days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o.....Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.

International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS

The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

B-1
                                     B-1

                                  Appendix B

                   Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

  Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
-------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
   II.

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.

|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal

            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.

         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

   Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
      The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.

|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.

   Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
           Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and

o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

 Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
          Funds Who Were Shareholders of Connecticut Mutual Investment
                                 Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund

are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

VI.   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to
      March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or

   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

   Special Reduced Sales Charge for Former Shareholders of Advance America
                                    Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
      Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative C-1
|_|   services

Limited Term New York Municipal Fund

Internet Website
   www.oppenheimerfunds.com
   ------------------------

Investment Advisor
     OppenheimerFunds, Inc.
     498 Seventh Avenue
     New York, New York 10018

Distributor
     OppenheimerFunds Distributor, Inc.
     498 Seventh Avenue
     New York, New York 10018

Transfer Agent
      OppenheimerFunds Services

      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL.OPP(225.5677)

Custodian Bank
     Citibank, N.A.
     399 Park Avenue
     New York, New York 10043

Independent Auditors
      KPMG LLP

      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown, Rowe & Maw
      1675 Broadway
      New York, New York 10019

1234

PX0355.001.0203

--------

1 Mr. Cannon is a Trustee of Rochester Fund Municipals, Limited-Term New York
Municipal Fund and Convertible Securities Fund.
2 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.

10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

ROCHESTER PORTFOLIO SERIES
LIMITED TERM NEW YORK MUNICIPAL FUND

FORM N-1A

PART C

OTHER INFORMATION

Item 23.  Exhibits

(a)   (i)   Amended and Restated Agreement and Declaration of Trust dated
1/26/95: Previously filed with Registrant's Post Effective Amendment No. 7 filed 1/11/96 and incorporated by reference.

Amendment dated 11/1/95 to the Amended and Restated Agreement and Declaration
of Trust dated 1/26/95: Previously filed with Registrant's Post Effective
Amendment No. 7 filed 1/11/96, and incorporated herein by reference.

Amendment dated 6/17/97 to the Amended and Restated Agreement and Declaration
of Trust dated 1/26/95: Previously filed with Registrant's Post Effective
Amendment No. 16 filed 4/29/02 and incorporated by reference.

Amendment dated 6/10/98 to the Amended and Restated Agreement and Declaration
of Trust dated 1/26/95: Previously filed with Registrant's Post Effective
Amendment No. 16 filed 4/29/02 and incorporated by reference.

Amendment No. 4 dated 6/10/02 to the Amended and Restated Agreement and
Declaration of Trust dated 1/26/95: Filed herewith.

(b)   (i)   By-laws: Previously filed with Registrant's initial Registration
Statement filed 7/1/91 - incorporated by reference.

      (ii)  Amendment No. 1 to By-laws dated 7/22/98. Previously filed with
Registrant's Post Effective Amendment No. 14 filed 4/26/00 and incorporated by reference.

(c)   (i)   Class A Specimen Share Certificate: Previously filed with
Registrant's Post Effective Amendment No. 16 filed 4/29/02 and incorporated by reference.

(ii)  Class B Specimen Share Certificate: Previously filed with Registrant's
Post Effective Amendment No. 16 filed 4/29/02 and incorporated by reference.

(iii) Class C Specimen Share Certificate: Previously filed with Registrant's
Post Effective Amendment No. 16 filed 4/29/02 and incorporated by reference.

(iv)  Class X Specimen Share Certificate: Previously filed with Registrant's
Post Effective Amendment No. 16 filed 4/29/02 and incorporated by reference.

(d)   Investment Advisory Agreement dated 1/4/96 with OppenheimerFunds, Inc.:
Previously filed with Registrant's Post Effective Amendment No. 7 filed
1/11/96- incorporated by reference.

(e)   (i)   General Distributor's Agreement dated 1/4/96 with Oppenheimer
Funds Distributor, Inc.: Previously filed with Registrant's Post Effective
Amendment No. 7 filed 1/11/96, and incorporated  by reference.

(ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(v)   Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(vi)  Form of Trust Company Agency Agreement of OppenheimerFunds Distributor,
Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   (i)   Amended and Restated Retirement Plan for Independent Trustees of
Registrant adopted on 1/26/95, as amended and restated 10/16/95: Previously filed with Registrant's Post Effective Amendment No. 16 filed 1/11/96, and incorporated herein by reference.

      (ii)  Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 43 to the Registration Statement of Oppenheimer Quest For Value Funds (Reg. No.
33-15489), 12/21/98, and incorporated herein by reference.

(g)   (i)   Amendment dated December 6, 2002 to the Global Custodial Services
Agreement dated May 3, 2001 between Registrant and Citibank, N.A.: Previously filed with the Initial Registration Statement of Oppenheimer Total Return
Bond Fund (Reg. No. 333-101878), 12/16/02, and incorporated herein by reference.

(ii)  Amendment dated August 28, 2002 to the Global Custodial Services
Agreement dated May 3, 2001 between Registrant and Citibank, N.A.: Previously filed with Post-Effective Amendment No. 29 to the Registration Statement of
Oppenheimer Discovery Fund (Reg. No. 33-371), 11/21/02, and incorporated herein by reference.

(ii)  Global Custodial Services Agreement dated May 3, 2001 between
Registrant and Citibank, N.A.: Previously filed with Post-Effective Amendment
No. 33 to the Registration Statement of Centennial Money Market Trust (Reg.
No. 2-65245), 10/25/01, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel dated 2/24/97: Incorporated by reference to the Registrant's Rule 24f-2 Notice filed 2/27/97.

(j)   Independent Auditor's Consent for KPMG LLP, the Fund's Independent
Auditors: Filed herewith.

(k)   Not applicable.

(l)   (i)   Form of Investment Letter regarding Class B shares from
OppenheimerFunds, Inc.: Previously filed with Registrant's Post Effective
Amendment No. 9, filed 2/28/97, and incorporated herein by reference.

(ii)  Form of Investment Letter regarding Class C shares from
OppenheimerFunds, Inc.: Previously filed with Registrant's Post Effective
Amendment No. 9, filed 2/28/97, and incorporated herein by reference.

(m)   (i)   Amended and Restated Service Plan and Agreement with Oppenheimer
Funds Distributor, Inc. reference.dated 6/14/02 for Class A Shares: Filed herewith.

      (ii)  Amended and Restated Distribution and Service Plan and Agreement
for Class B Shares dated as of 2/3/98: Previously filed with Registrant's
Post-Effective Amendment No. 11, 4/21/98, and incorporated herein by reference.

      (iii) Amended and Restated Distribution and Service Plan and Agreement
for Class C Shares dated as of 2/3/98: Previously filed with Registrant's
Post-Effective Amendment No. 11, 4/21/98, and incorporated herein by reference.

(v)   Amended and Restated Distribution and Service Plan and Agreement for
Class X Shares dated 2/3/98: Previously filed with Registrant's
Post-Effective Amendment No. 11, 4/21/98, and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
10/22/02: Previously filed with Post-Effective Amendment No. 22 to the
Registration Statement of Oppenheimer 9/27/01,Global Growth & Income Fund
(Reg. No. 33-33799), 11/20/02, and incorporated herein by reference.

(o)   Power of Attorney (including Certified Board resolution) for Robert G.
Galli: Previously filed with Post-Effective Amendment No. 43 to the
Registration Statement of Oppenheimer Quest For Value Funds (Reg. No.
33-15489), 12/21/98, and incorporated herein by reference.

(i)   Power of Attorney for Brian W. Wixted: Previously filed with
Post-Effective Amendment No. 20 to the Registration Statement of Oppenheimer
Convertible Securities Fund (Reg. No. 33-3076), 4/28/99, and incorporated herein by reference.

(ii)  Power of Attorney for Brian Wruble and John V. Murphy: Previously filed with Post Effective Amendment No. 49 to the Registration Statement of
Oppenheimer Quest Value Fund, Inc., (Reg. 2-65223), 2/26/02, and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated May
15, 2002 under Rule 17j-1 of the Investment Company Act of 1940: Previously
filed with Post-Effective Amendment No. 29 to the Registration Statement of
Oppenheimer Discovery Fund (Reg. No. 333-33-371), 11/21/02, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

Registrant's Amended and Restated Agreement and Declaration of Trust (the
"Declaration of Trust"), which is referenced herein, (see Item 23(a)), contains certain provisions relating to the indemnification of Registrant's officers and trustees.  Section 6.4 of Registrant's Declaration of Trust provides that Registrant shall indemnify (from the assets of the Fund or
Funds in question) each of its trustees and officers (including persons who served at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to, amounts paid for satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or  administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a trustee or officer, director or trustee, except with respect to any matter as to which it has been determined in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interest of Registrant or (ii) had acted with willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct described in (i) and (ii) being referred to hereafter as
"Disabling Conduct".

Section 6.4 provides that a determination that the Covered Conduct may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnity was not liable by reason of
Disabling Conduct by (a) a vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

In addition, Section 6.4 provides that expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-trust in question if it is ultimately determined that indemnification of such expenses is not authorized under Article 6 and (i) the Covered Person shall have provided security for such undertaking, (ii) Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of disinterested trustees who are not a party to the proceeding, by an independent legal counsel in a written opinion, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be  found entitled to indemnification.

Section 6.1 of Registrant's Agreement and Declaration of Trust provides, among other things, that nothing in the Agreement and Declaration of Trust shall protect any trustee or officer against any liability to Registrant or the shareholders to which such trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee or such officer.

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of the
Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as expressed in the
Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the
Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position with OppenheimerFunds, Inc. During
                                                      ------
Other Business and Connections During the Past Two Years

Timothy L. Abbuhl,
Assistant Vice President      None

Amy B. Adamshick,
Vice President    None
Charles E. Albers,
Senior Vice President         None
Erik Anderson,
Assistant Vice President      None

Janette Aprilante,

Vice President & Secretary    As of January 2002: Secretary of
OppenheimerFunds, Distributor, Inc., Centennial Asset Management Corporation,
Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management,
Inc., Shareholder Financial Services, Inc., Shareholder Services, Inc.;
Assistant Secretary of HarbourView Asset Management Corporation, OFI Private
Investments, Inc., Oppenheimer Trust Company and OFI Institutional Asset
Management, Inc.
Patricia Avelino,
Assistant Vice President      None

Hany S. Ayad,
Assistant Vice President      None
Victor W. Babin,
Senior Vice President         None
Bruce L. Bartlett,
Senior Vice President         None
John Michael Banta,
Assistant Vice President      None

Joanne Bardell,
Assistant Vice President      None

Lerae A. Barela,
Assistant Vice President      None
George Batejan,
Executive Vice President/

Chief Information Officer     None
Mark Bartling,
Assistant Vice President      None
Kevin Baum,
Vice President    None
Jeff Baumgartner,
Assistant Vice President      None
Connie Bechtolt,
Assistant Vice President      None
Robert Behal
Assistant Vice President      Assistant Vice President of HarbourView Asset
Management Corporation. Formerly.

Kathleen Beichert,
Vice President                Vice President of OppenheimerFunds Distributor,
Inc.

Gerald Bellamy,
Assistant Vice President      None

Erik S. Berg,

Assistant Vice President      None
Victoria Best,
Vice President                None
Rajeev Bhaman,
Vice President    None
Craig Billings,
Assistant Vice President      Formerly President of Lorac Technologies, Inc.
(June 1997-July 2001).

Mark Binning,

Assistant Vice President      None
Robert J. Bishop,
Vice President    None
Tracey Blinzer,
Assistant Vice President      None

John R. Blomfield,
Vice President    None
Chad Boll,

Assistant Vice President      None
Kevin Bonner,
Vice President                Formerly Manager, Sales Support for Prudential
Insurance Company (August 1995-September 2001).
Robert Bonomo,
Senior Vice President         None

Lowell Scott Brooks,
Vice President                Vice President of OppenheimerFunds Distributor,
Inc.

Richard Buckmaster,
Vice President    None
Paul Burke,
Assistant Vice President      None
Mark Burns,
Assistant Vice President      Formerly a Marketing Manager with Alliance
Capital Management (October 1999-April 2001).
Bruce Burroughs
Vice President    None

Claudia Calich,
Assistant Vice President      None
Michael A. Carbuto,
Vice President                None

Debra Casey,
Assistant Vice President      None
Ronald G. Chibnik,
Assistant Vice President      Formerly Director of technology for Sapient
Corporation (July, 2000-August 2001); software architect for Sapient
Corporation (March 1997-July 2000).
Brett Clark,
Assistant Vice President      None
H.C. Digby Clements,
Vice President: Rochester Division
None
Peter V. Cocuzza,
Vice President    None
Laura Coulston,
Assistant Vice President      None

Julie C. Cusker,
Assistant Vice President:

Rochester Division            None
George Curry,
Vice President                None.

John Damian,
Vice President                Formerly senior analyst/director for Citigroup
Asset Management (November 1999-September 2001).
O. Leonard Darling,
Vice Chairman, Executive Vice
President, Chief Investment

Officer & Director            Chairman of the Board and a director (since
June 1999) and Senior Managing Director (since December 1998) of HarbourView
Asset Management Corporation; a director (since July 2001) of Oppenheimer
Acquisition Corp.; a director (since March 2000) of OFI Private Investments,
Inc.; Chairman of the Board, Senior Managing Director and director (since
February 2001) of OFI Institutional Asset Management, Inc.; Trustee (since
1993) of Awhtolia College - Greece.

John M. Davis,
Assistant Vice President      Assistant Vice President of OppenheimerFunds
Distributor, Inc.
Ruggero de'Rossi,

Vice President    Vice President of HarbourView Asset Management Corporation.
Craig P. Dinsell,
Executive Vice President      None

Randall C. Dishmon,

Assistant Vice President      Formerly an Associate with Booz Allen &
Hamilton (1998-June 2001).
Rebecca K. Dolan
Vice President    None

Steven D. Dombrower,

Vice President                Vice President of OppenheimerFunds Distributor,
Inc.

Bruce C. Dunbar,
Vice President    None
Richard Edmiston,
Assistant Vice President      None
Daniel R. Engstrom,
Assistant Vice President      None

Armand B. Erpf,
Assistant Vice President      None
James Robert Erven
Assistant Vice President      Formerly an Assistant Vice President/Senior
Trader with Morgan Stanley Investment Management (1999-April 2002).
George R. Evans,
Vice President    None
Edward N. Everett,
Vice President    None
Kathy Faber,
Assistant Vice President      None
David Falicia,
Assistant Vice President      None

Scott T. Farrar,

Vice President    Vice President of OFI Private Investments, Inc.
Katherine P. Feld,
Vice President, Senior Counsel
Vice President of OppenheimerFunds, Distributor, Inc.; Vice President,
Assistant Secretary and Director of Centennial Asset Management Corporation;
Vice President of Oppenheimer Real Asset Management, Inc.
Emmanuel Ferreira,
Vice President                Formerly a portfolio manager with Lashire
Investments (July 1999-December 2002).

Ronald H. Fielding,
Senior Vice President;
Chairman: Rochester Division  Vice President of OppenheimerFunds Distributor,
Inc.; Director of ICI Mutual Insurance Company; Governor of St. John's
College; Chairman of the Board of Directors of International Museum of
Photography at George Eastman House.

Brian Finley,
Assistant Vice President      None
John Forrest,
Senior Vice President         None
J. Hayes Foster,
Vice President                None

P. Lyman Foster,
Senior Vice President         Senior Vice President of OppenheimerFunds
Distributor, Inc.
David Foxhoven,
Assistant Vice President      Assistant Vice President of OppenheimerFunds
Legacy Program.
Colleen M. Franca,
Assistant Vice President      None

Crystal French,
Vice President    None
Hazem Gamal,
Assistant Vice President      None
Dan P. Gangemi,
Vice President    None

Dan Gagliardo,

Assistant Vice President      Formerly an Assistant Vice President with
Mitchell Hutchins (January 2000-October 2000).
Subrata Ghose,
Assistant Vice President      None

Charles W. Gilbert,
Assistant Vice President      None

Alan C. Gilston,
Vice President    None
Sharon M. Giordano-Auleta,
Assistant Vice President      None
Jill E. Glazerman,
Vice President    None

Paul M. Goldenberg,
Vice President    None
Mike Goldverg,
Assistant Vice President      None

Bejamin J. Gord,
Vice President                Vice President of HarbourView Asset Management
Corporation. Formerly Executive Director with Miller Anderson Sherrerd, a division of Morgan Stanley Investment Management. (April 1992-March 2002).
Laura Granger,
Vice President    None

Robert Grill,

Senior Vice President         None
Satish Gupta,
Vice President                None

Robert Guy,
Senior Vice President         None
David Hager,
Vice President    None
Robert Haley,

Assistant Vice President      None
Marilyn Hall,
Vice President    None
Ping Han,
Assistant Vice President      None
Kelly Haney,
Assistant Vice President      None
Neil Hanson,
Vice President                None
Shari Harley,
Assistant Vice President      None
Steve Hauenstein,
Assistant Vice President      None
Thomas B. Hayes,
Vice President    None
Saba Hekmat,
Assistant Vice President      Formerly Director, Credit Research Analyst at
MetLife Investments (July 1996-October 2002).
Michael Henry,
Assistant Vice President      None
Catherine Heron,
Assistant Vice President      None
Dennis Hess,
Assistant Vice President      None
Dorothy F. Hirshman,
Vice President    None
Daniel Hoelscher,
Assistant Vice President      None

Scott T. Huebl,
Vice President                Assistant Vice President of OppenheimerFunds
Legacy Program.
Margaret Hui,

Assistant Vice President      None
John Huttlin,
Vice President                None
Edward Hrybenko,
Vice President                None

James G. Hyland,
Assistant Vice President      None

Steve P. Ilnitzki,
Senior Vice President         None

Kathleen T. Ives,

Vice President & Assistant Counsel  Vice President of OppenheimerFunds
Distributor, Inc.;Shareholder Financial Services, Vice President and
Assistant Secretary of Shareholder Services, Inc.; Assistant Secretary
ofandProgram;  OppenheimerFunds Legacy Program and Shareholder Financial
Services, Inc.

William Jaume,

Vice President                Senior Vice President and Chief Compliance
Officer (since April 2000) of HarbourView Asset Management Corporation; and
of OFI Institutional Asset Management, Inc. (since February 2001).

Frank V. Jennings,
Vice President    None

John Jennings,
Vice President    None
John Michael Johnson,
Assistant Vice President      Formerly Vice President, Senior
Analyst/Portfolio Manager at Aladdin Capital Holdings Inc. (February 2001-May
2002) prior to which he was Vice President and Senior Analyst at Merrill
Lynch Investment Managers (October 1996-February 2001).
Lewis A. Kamman,
Vice President    None
Charles Kandilis,
Assistant Vice President      Formerly managing director of Kandilis Capital
Management (September 1993-August 2002); CFO of Kandi Corp. (October
1989-August 1993).

Jennifer E. Kane,
Assistant Vice President      None.
Lynn O. Keeshan,
Senior Vice President         None
Thomas W. Keffer,
Senior Vice President         None
Cristina J. Keller,
Vice President                Vice President of OppenheimerFunds Distributor,
Inc.
Michael Keogh,
Vice President    None
Garrett K. Kolb,
Assistant Vice President      None
Walter G. Konops,
Assistant Vice President      None
Avram D. Kornberg,
Senior Vice President         None

James Kourkoulakos,
Vice President                None
Brian Kramer,
Assistant Vice President      None
Tracey Lange,
Vice President                None
John Latino,
Assistant Vice President      Formerly a Senior Trader/Portfolio Engineer at
Jacobs Levy Equity Management (June 1996-August 2002)..

Guy E. Leaf,

Vice President                Formerly a Vice President of Merrill Lynch
(January 2000-September 2001).
Christopher M. Leavy,
Senior Vice President         None

Dina C. Lee,

Assistant Vice President & Assistant Counsel
None
Dana Lehrer,
Assistant Vice President      None
Laura Leitzinger,

Vice President                Vice President of Shareholder Financial
Services, Inc.
Michael S. Levine,
Vice President    None
Gang Li,
Assistant Vice President      None
Shanquan Li,
Vice President    None
Mitchell J. Lindauer,

Vice President & Assistant General Counsel
None

Bill Linden,
Assistant Vice President      None
Malissa B. Lischin,
Assistant Vice President      Assistant Vice President of OppenheimerFunds
Distributor, Inc.
Reed Litcher,
Vice President    None
David P. Lolli,
Assistant Vice President      None
Daniel G. Loughran
Vice President: Rochester Division
None
Patricia Lovett,
Vice President                Vice President of Shareholder Financial
Services, Inc. and Senior Vice President of Shareholder Services, Inc.

Steve Macchia,
Vice President    None
Michael Magee,
Vice President                None
Jerry Madzij,
Assistant Vice President      None
Angelo G. Manioudakis
Senior Vice President         Senior Vice President of HarbourView Asset
Management Corporation. Formerly Executive Director and portfolio manager for
Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment
Management (August 1993-April 2002).
Marianne Manzolillo,
Assistant Vice President      None
LuAnn Mascia,
Vice President                None
Philip T. Masterson,
Vice President & Assistant Counsel
None
Elizabeth McCormack,
Assistant Vice President      Assistant Secretary of HarbourView Asset
Management Corporation.
Charles L. McKenzie,
Senior Vice President         Senior Vice President of HarbourView Asset
Management Corporation and OFI Institutional Asset Management Corporation.
Joseph McGovern,
Assistant Vice President      None

Lisa Migan,
Assistant Vice President      None
Andrew J. Mika,
Senior Vice President         None
Joy Milan,
Vice President    None
Denis R. Molleur,

Vice President & Senior Counsel
None
Nikolaos D. Monoyios,
Vice President    None
Charles Moon,
Vice President                Vice President of HarbourView Asset Management
Corporation. Formerly an Executive Director and Portfolio Manager with Miller
Anderson & Sherrerd, a division of Morgan Stanley Investment Management (June
1999-March 2002).
Stacey Morrell,
Vice President                None

John Murphy,

Chairman, President, Chief Executive Officer & Director
Director of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Corporation, HarbourView Asset Management Corporation, OFI Private
Investments, Inc., OFI Institutional Asset Management, Inc. and Tremont
Advisers, Inc.; Director (Class A) of Trinity Investments Management
Corporation; President and Director of Oppenheimer Acquisition Corp.,
Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management,
Inc.; Chairman and Director of Shareholder Financial Services, Inc. and
Shareholder Services, Inc.; Executive Vice President of MassMutual Life
Insurance Company; director of DLB Acquisition Corp.

Thomas J. Murray,
Vice President    None

Kenneth Nadler,
Vice President    None
Christina Nasta,
Assistant Vice President      None
David Negri,

Senior Vice President         Senior Vice President of HarbourView Asset
Management Corporation.
Richard Nichols,
Vice President    None
Barbara Niederbrach,

Assistant Vice President      None
William Norman,
Assistant Vice President      None

Raymond C. Olson,
Assistant Vice President      Assistant Vice President and Treasurer of
OppenheimerFunds Distributor, Inc.; Treasurer of Centennial Asset Management
Corporation.
Frank J. Pavlak,
Vice President    None
David P. Pellegrino,
Vice President    None
Allison C. Pells,

Assistant Vice President      None
Susan Pergament,
Assistant Vice President      None
Brian Petersen,
Assistant Vice President      None
James F. Phillips,
Vice President    None
Gary Pilc,
Assistant Vice President
Peter E. Pisapia,
Assistant Vice President & Assistant Counsel
Formerly, Associate Counsel at SunAmerica Asset Management Corp. (December
2000-December 2002).
Raghaw Prasad,
Assistant Vice President      Formerly Associate Vice President with
Prudential Securities New York (January 2001-November 2001) prior to which he was a Director/Analytics with Prudential Investments New Jersey (April
1997-November 2001).
Jane C. Putnam,
Vice President    None
Michael E. Quinn,
Vice President                None
Heather Rabinowitz,
Assistant Vice President      None

Julie S. Radtke,
Vice President    None
Norma J. Rapini,
Assistant Vice President:
Rochester Division            None
Thomas P. Reedy,
Vice President                Vice President (since April 1999) of
HarbourView Asset Management Corporation.

Brian N. Reid,
Assistant Vice President      Formerly an Assistant Vice President with Eaton
Vance Management (January 2000-January 2002).
Marc Reinganum,
Vice President                Formerly (until August 2002) Vaughn Rauscher
Chair in Financial Investments and Director, Finance Institute of Southern
Methodist University, Texas.

Kristina Richardson,
Assistant Vice President      None

Claire Ring,
Assistant Vice President      None
David Robertson,

Senior Vice President         Senior Vice President of OppenheimerFunds
Distributor, Inc.
Rob Robis,
Assistant Vice President      None
Antoinette Rodriguez,
Assistant Vice President      None

Stacey Roode,
Vice President                Formerly, Assistant Vice President of Human
Resources of OFI (200-July 2002)

Jeffrey S. Rosen,
Vice President    None
Richard H. Rubinstein,
Senior Vice President         None
James H. Ruff,

Executive Vice President      President and Director of OppenheimerFunds
Distributor, Inc. and Centennial Asset Management Corporation; Executive Vice
President of OFI Private Investments, Inc.

Andrew Ruotolo

Executive Vice President and Director     Director, Treasurer and Chief
Financial Officer of Oppenheimer Acquisition Corp.; President and director of
Shareholder Services, Inc. and Shareholder Financial Services, Inc.; Director
(Class A) of Trinity Investment Management Corporation; Chairman of the
Board, Chief Executive Officer, President and Director or OFI Trust Company.

Rohit Sah,

Assistant Vice President      None
Valerie Sanders,
Vice President    None
Karen Sandler,
Assistant Vice President      None
Tricia Scarlata,
Assistant Vice President      Formerly, Marketing Manager of
OppenheimerFunds, Inc. (April 2001-August 2002); Client Service Support
Manager for Sanford C. Bernstein (December 1999-April 2001)
Rudi Schadt,
Vice President                Formerly a consultant for Arthur Andersen
(August 2001-February 2002); director, senior quantitative analyst at Brinson
Partners (September 2000,April 2001).
Jeffrey R. Schneider,
Vice President    None
Ellen P. Schoenfeld,
Vice President    None
Maria Schulte,
Assistant Vice President      None
David Schultz,
Senior Vice President         Chief Executive Officer, President & Senior
Managing Director & Director of OFI Institutional Asset Management, Inc. and
HarbourView Asset Management Corporation; Director (Class A) and Chairman of
Trinity Investment Management Corporation; Director of Oppenheimer Trust
Company.
Scott A. Schwegel,
Assistant Vice President      None
Allan P. Sedmak
Assistant Vice President      None
Jennifer L. Sexton,
Vice President                Vice President of OFI Private Investments, Inc.
Martha A. Shapiro,
Vice President    None
Navin Sharma,
Vice President                Formerly, Manager at BNP Paribas Cooper Neff
Advisors (May 2001-April 2002) prior to which he was Development Manager at
Reality Online/Reuters America Inc. (June 2000-May 2001).
Steven J. Sheerin,
Vice President                Formerly consultant with Pricewaterhouse
Coopers (November 2000-May 2001).
Bonnie Sherman,
Assistant Vice President      None
David C. Sitgreaves,
Assistant Vice President      None
Edward James Sivigny
Assistant Vice President      Formerly a Director for ABN Amro Securities
(July 2001-July 2002) prior to which he was Associate Director for Barclays
Capital (1998-July 2001).
Enrique H. Smith,
Assistant Vice President      Formerly a business analyst with Goldman Sachs
(August 1999-August 2001).
Richard A. Soper,
Vice President    None
Louis Sortino,
Assistant Vice President:
Rochester Division            None
Keith J. Spencer,
Vice President    None
Marco Antonio Spinar,
Assistant Vice President      Formerly, Director of Business Operations at
AOL Time Warner, AOL Time Warner Book Group (June 2000-December 2001).
Richard A. Stein,
Vice President: Rochester Division
None
Arthur P. Steinmetz,
Senior Vice President         Senior Vice President of HarbourView Asset
Management Corporation.
Jayne M. Stevlingson,
Vice President    None
Gregory J. Stitt,
Vice President    None
John P. Stoma,
Senior Vice President         Senior Vice President of OppenheimerFunds
Distributor, Inc.
Wayne Strauss,
Assistant Vice President:
Rochester Division            None
Michael Stricker,
Vice President    None
Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel             Since December 2001, Secretary of Oppenheimer
Trust Company.
Mary Sullivan,
Assistant Vice President      None
Kevin L. Surrett,
Assistant Vice President      None
Michael Sussman,
Vice President                None
Susan B. Switzer,
Vice President    None
Anthony A. Tanner,
Vice President: Rochester Division
None
Martin Telles,
Senior Vice President         None
Paul Temple,
Vice President    Formerly a Vice President of Merrill Lynch (October
2001-January 2002) prior to which he was a Vice President with
OppenheimerFunds, Inc. (May 2000-October 5, 2001).
Vincent Toner,
Assistant Vice President      None
Eamon Tubridy,
Assistant Vice President      None
Keith Tucker,
Assistant Vice President      None
James F. Turner,
Vice President                Formerly portfolio manager for Technology
Crossover Ventures (May 2000-March 2001).
Cameron Ullyat,
Assistant Vice President      None
Angela Utaro,
Assistant Vice President:
Rochester Division            None
Tanya Valency,
Vice President                None
Mark S. Vandehey,
Vice President                Vice President of OppenheimerFunds Distributor,
Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
Maureen Van Norstrand,
Assistant Vice President      None
Vincent Vermette,
Assistant Vice President      Assistant Vice President of OppenheimerFunds
Distributor, Inc.
Phillip F. Vottiero,
Vice President    None
Samuel Sloan Walker,
Vice President                Vice President of HarbourView Asset Management
Corporation.
Teresa M. Ward,
Vice President                Vice President of OppenheimerFunds Distributor,
Inc.
Jerry A. Webman,
Senior Vice President         Senior Vice President of HarbourView Asset
Management Corporation.
Christopher D. Weiler,
Assistant Vice President:
Rochester Division            None
Barry D. Weiss,
Vice President    None
Melissa Lynn Weiss,
Vice President                Formerly an Associate at Hoguet Newman & Regal,
LLP (January 1998-May 2002).
Christine Wells,
Vice President    None
Joseph J. Welsh,
Vice President    Vice President of HarbourView Asset Management Corporation.
Diederick Wermolder,
Vice President                Director of OppenheimerFunds International
Ltd.; Senior Vice President (Managing Director of the International Division)
of OFI Institutional Asset Management, Inc.
Catherine M. White,
Assistant Vice President      Assistant Vice President of OppenheimerFunds
Distributor, Inc. Formerly, Assistant Vice President with Gruntal & Co. LLC
(September 1998 - October 2000); member of the American Society of Pension
Actuaries (ASPA) since 1995.
William L. Wilby,
Senior Vice President         Formerly Senior Vice President of HarbourView
Asset Management Corporation (May 1999-July 2002).
Donna M. Winn,
Senior Vice President         President, Chief Executive Officer and Director
of OFI Private Investments, Inc.; Director and President of OppenheimerFunds
Legacy Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
Kenneth Winston,
Senior Vice President         Formerly, principal at Richards & Tierney, Inc.
(until June 2001).
Philip Witkower,
Senior Vice President         None
Brian W. Wixted,
Senior Vice President and
Treasurer                     Treasurer of HarbourView Asset Management
Corporation; OppenheimerFunds International Ltd., Oppenheimer Partnership
Holdings, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
Services, Inc., Shareholder Financial Services, Inc., OFI Private
Investments, Inc. and OFI Institutional Asset Management, Inc.; Treasurer and
Chief Financial Officer of Oppenheimer Trust Company; Assistant Treasurer of
Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program.
Carol Wolf,
Senior Vice President         Serves on the Board of the Colorado Ballet.
Kurt Wolfgruber,
Senior Vice President         Director of Tremont Advisers, Inc. (as of
January 2002).
Caleb C. Wong,
Vice President    None
Edward C. Yoensky,
Assistant Vice President      None
Jill Zachman,
Vice President: Rochester Division
None
Lucy Zachman,
Assistant Vice President      None
Robert G. Zack
Senior Vice President and
General Counsel               General Counsel and Director of
OppenheimerFunds Distributor, Inc.; General Counsel of Centennial Asset
Management Corporation; Senior Vice President and General Counsel of
HarbourView Asset Management Corporation and OFI Institutional Asset
Management, Inc.; Senior Vice President, General Counsel and Director of
Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
Investments, Inc. and Oppenheimer Trust Company; Vice President and Director
of Oppenheimer Partnership Holdings, Inc.; Secretary of OAC Acquisition
Corp.; Director and Assistant Secretary of OppenheimerFunds International
Ltd.; Director of Oppenheimer Real Asset Management, Inc.; Vice President of
OppenheimerFunds Legacy Program.
Neal A. Zamore,
Vice President    None
Mark D. Zavanelli,
Vice President    None
Alex Zhou,
Assistant Vice President      None
Arthur J. Zimmer,
Senior Vice President         Senior Vice President (since April 1999) of
HarbourView Asset Management Corporation.

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer AMT-Free New York Municipals
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main

   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA

Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio

Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp.,
Oppenheimer Real Asset Management, Inc. and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OFI
Institutional Asset Management, Inc. and Oppenheimer Trust Company is 498
Seventh Avenue, New York, New York 10018.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite
206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration
Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

Name & Principal
Business Address  Position & Office
with Underwriter  Position and Office
with Registrant
Robert Agan(1)                 Vice President            None
Janette Aprilante(1)           Secretary                 None
Jason R. Bach
3264 Winthrop Cricle
Marietta, GA 30067             Vice President            None
James Barker                   Vice President            None
Kathleen Beichert(1)           Vice President            None
Gabriella Bercze(2)            Vice President            None
Douglas S. Blankenship
17011 Woodbark
Spring, TX 77379               Vice President            None
Tracey Blinzler(1)             Assistant Vice President  None
Kevin Bonner(1)                Vice President            None
L. Scott Brooks(2)             Vice President            None
Kevin E. Brosmith
170 Phillip Court
Lake Bluff, IL 60044           Senior Vice President     None
Jeffrey W. Bryan(2)            Vice President            None
Susan Burton
412 Towne Green Circle
Addison, TX 75001              Vice President            None
Kathleen Mary Byron
6 Dahlia Drive
Irvine, CA 92618               Vice President            None
Andrew Chonofsky               Vice President            None
Robert A. Coli
12 White Tail Lane
Bedminster, NJ 07921           Vice President            None
Jill E. Crockett(2)            Assistant Vice President  None
Jeffrey D. Damia(2)            Vice President            None
John Davis(2)                  Assistant Vice President  None
Stephen J. Demetrovits(2)      Vice President            None
Joseph A. DiMauro
244 McKinley Avenue
Grosse Pointe Farms, MI 48236  Vice President            None
Steven Dombrower(w)            Vice President            None
George P. Dougherty
4090 Redbud Circle
Doylestown, PA 18901           Vice President            None
Cliff H. Dunteman
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642    Vice President            None
John Eiler(2)                  Vice President            None
Kent M. Elwell
35 Crown Terrace
Yardley, PA 19067              Vice President            None
Gregg A. Everett
7124 Trysail Circle
Tampa, FL 33607                Vice President            None
George R. Fahey
9 Townview Court
Flemington, NJ 08822           Vice President            None
Eric C. Fallon
10 Worth Circle
Newton, MA 02458               Vice President            None
Katherine P. Feld(2)           Vice President            Assistant Secretary
Mark J. Ferro(2)               Vice President            None
Ronald H. Fielding(3)          Vice President            None
Patrick W. Flynn (1)           Senior Vice President     None
John E. Forrest(2)             Senior Vice President     None
John ("J) Fortuna(2)           Vice President            None
P. Lyman Foster(2)             Senior Vice President     None
Luiggino J. Galleto
10302 Riesling Court
Charlotte, NC 28277            Vice President            None
Michelle M. Gans

2700 Polk Street, Apt. #9

San Francisco, CA 94109        Vice President            None
Lucio Giliberti
6 Cyndi Court
Flemington, NJ 08822           Vice President            None
Raquel Granahan(2)             Vice President            None
Ralph Grant(2)                 Senior Vice President     None
Michael D. Guman
3913 Pleasant Avenue
Allentown, PA 18103            Vice President            None
Clifford W. Heidinger
90 Gates Street
Portsmouth, NH 03801           Vice President            None
Phillipe D. Hemery
184 Park Avenue
Rochester, NY 14607            Vice President            None
Elyse R. Jurman Herman

1194 Hillsboro Mile, Villa 51

Hillsboro Beach, FL  33062     Vice President            None
Wendy G. Hetson
4 Craig Street
Jericho, NY 11753              Vice President            None
Kristen L. Heyburn

2315 Mimosa Drive #2

Houston, TX 77019              Vice President            None
William E. Hortz(2)            Vice President            None
Edward Hrybenko(2)             Vice President            None
Brian F. Husch(2)              Vice President            None
Richard L. Hymes(2)            Assistant Vice President  None
Kathleen T. Ives(1)            Vice President            Assistant Secretary
Eric K. Johnson
28 Oxford Avenue
Mill Valley, CA 94941          Vice President            None
Mark D. Johnson
15792 Scenic Green Court
Chesterfield, MO 63017         Vice President            None
John S. Kavanaugh

2 Cervantes, Apt. #301

San Francisco, CA 94123        Vice President            None
Christina J. Keller(2)         Vice President            None
Brian G. Kelly
60 Larkspur Road
Fairfield, CT 06430            Vice President            None
Michael Keogh(2)               Vice President            None
Lisa Klassen(1)                Assistant Vice President  None
Richard Klein
4820 Fremont Avenue So.
Minneapolis, MN 55409          Senior Vice President     None
Richard Knott(2)               Vice President            None
Dean Kopperud(2)               Senior Vice President     None
Brent A. Krantz

P. O. Box 1313

Seahurst, WA 98062             Senior Vice President     None
David T. Kuzia
9697 S. Golden Eagle Dr.
Highlands, CO 80126            Vice President            None
Tracey Lange(2)                Vice President            None
Paul R. LeMire                 Vice President            None
Dawn Lind
21 Meadow Lane
Rockville Centre, NY 11570     Vice President            None
Malissa Lischin(2)             Assistant Vice President  None
James V. Loehle
30 Wesley Hill Lane
Warwick, NY 10990              Vice President            None
Montana Low                    Vice President            None
John J. Lynch
5341 Ellsworth
Dallas, TX 75206               Vice President            None
Mark Macken
462 Lincoln Avenue
Sayville, NY 11782             Vice President            None
Michael Magee(2)               Vice President            None
Steven C. Manns
1941 W. Wolfram
Chicago, IL 60657              Vice President            None
Todd A. Marion
3 St. Marks Place
Cold Spring Harbor, NY 11724   Vice President            None
LuAnn Mascia(2)                Assistant Vice President  None
Theresa-Marie Maynier
2421 Charlotte Drive
Charlotte, NC 28203            Vice President            None
Anthony P. Mazzariello
704 Beaver Road
Leetsdale, PA 15056            Vice President            None
John C. McDonough
3812 Leland Street
Chevy Chase, MD 20815          Vice President            None
Kent C. McGowan
18424 12th Avenue West
Lynnwood, WA 98037             Vice President            None
Mark Mezzanotte                Vice President            None
Robert Moser                   Vice President            None
John V. Murphy(2)              Director                  President, Principal
Executive Officer, Chairman & Manager
Wendy Jean Murray
32 Carolin Road
Upper Montclair, NJ 07043      Vice President            None
Christina Nasta(2)             Assistant Vice President  None
Kevin P. Neznek(2)             Vice President            None
Chad V. Noel
2408 Eagleridge Drive
Henderson, NV 89014            Vice President            None
Bradford Norford               Vice President            None
Raymond C. Olson(1)            Assistant Vice President & Treasurer
None
Brian C. Perkes
8734 Shady Shore Drive
Frisco, TX 75034               Vice President            None
Charles K. Pettit
22 Fall Meadow Drive
Pittsford, NY 14534            Vice President            None
Gazell Pettway                 Vice President            None
Elaine Puleo-Carter(2)         Senior Vice President     None
Christopher L. Quinson
19 Cayuga Street
Rye, NY 10580                  Vice President            None
Minnie Ra
100 Dolores Street, #203
Carmel, CA 93923               Vice President            None
Heather Rabinowitz(2)          Assistant Vice President  None
Gary D. Rakan
25031 Woodridge Triangle
Farmington, MI 48335           Vice President            None
Dusting Raring                 Vice President            None
Michael A. Raso
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538            Vice President            None
Douglas Rentschler
677 Middlesex Road
Grosse Pointe Park, MI 48230   Vice President            None
Louis H. Reynolds(2)           Vice President            None
Michelle Simone Richter(2)     Vice President            None
Ruxandra Risko(2)              Vice President            None
David R. Robertson(2)          Senior Vice President     None
Kenneth A. Rosenson
24753 Bantage Point Terr.
Malibu, CA 90265               Vice President            None
James H. Ruff(2)               President & Director      None
William R. Rylander
85 Evergreen Road
Vernon, CT 06066               Vice President            None
Thomas Sabow(2)                Vice President            None
John Saunders                  Vice President            None
Tonya Sax                      Vice President            None
Alfredo Scalzo
9616 Lake Chase Island Way
Tampa, FL 33626                Vice President            None
Thomas Schmitt                 Vice President            None
Michael Sciortino
785 Beau Chene Drive
Mandeville, LA 70471           Vice President            None
Eric Sharp
862 McNeill Circle
Woodland, CA 95695             Vice President            None
Debbie Simon(2)                Vice President            None
Douglas Bruce Smith
808 South 194th Street
Seattle,WA 98148               Vice President            None
Bryan Stein(2)                 Vice President            None
John Stoma(2)                  Senior Vice President     None
Brian C. Summe
239 N. Colony Drive
Edgewood, KY 41017             Vice President            None
Michael Sussman(2)             Vice President            None
George T. Sweeney
5 Smoke House Lane
Hummelstown, PA 17036          Senior Vice President     None
Scott McGregor Tatum
704 Inwood
Southlake, TX 76092            Vice President            None
James Taylor(2)                Assistant Vice President  None
Martin Telles(2)               Senior Vice President     None
David G. Thomas
1328 N. Cleveland Street
Arlington, VA 22201            Vice President            None
Bryan K.Toma
14575 S. Gallery
Olathe, KS 66062               Vice President            None
Floyd A. Tucker
1930 W. Barry Ave., #2
Chicago, IL 60657              Vice President            None
Tanya Valency(2)               Vice President            None
Mark Vandehey(1)               Vice President            None
Vincent Vermete                Assistant Vice President  None
Teresa Ward(1)                 Vice President            None
Michael J. Weigner
4905 W. San Nicholas Street
Tampa, FL 33629                Vice President            None
Donn Weise
3249 Earlmar Drive
Los Angeles, CA 90064          Vice President            None
Catherine White(2)             Assistant Vice President  None
Thomas Wilson(2)               Vice President            None
Donna Winn(2)                  Senior Vice President     None
Philip Witkower(2)             Senior Vice President     None
Cary Patrick Wozniak
18808 Bravata Court
San Diego, CA 92128            Vice President            None
Gregor D. Yuska
16035 Canterbury Estates Dr.
Ellisville, MO 63021           Vice President            None
Robert G. Zack(2)              General Counsel & Director
Secretary

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of February, 2003.

ROCHESTER PORTFOLIO SERIES
LIMITED TERM NEW YORK MUNICIPAL FUND

      By:  /s/ John V. Murphy*
      -------------------------------------------
      John V. Murphy, President

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures  Title Date
----------  ----- ----

/s/ Thomas W. Courtney* Chairman of the   February 21, 2003
------------------------------      Board of Trustees
Thomas W. Courtney

/s/ John V. Murphy*     President & Principal
------------------------------      Executive Officer February 21, 2003
John V. Murphy

/s/ Brian W. Wixted*    Treasurer and Chief

--------------------------    Financial and     February 21, 2003
Brian W. Wixted   Accounting Officer

/s/ John Cannon*

---------------------   Trustee     February 21, 2003
John Cannon

/s/ Paul Y. Clinton*    Trustee     February 21, 2003

-----------------------
Paul Y. Clinton

/s/ Robert G. Galli*

------------------------      Trustee     February 21, 2003
Robert G. Galli

/s/ Lacy B. Herrmann*   Trustee     February 21, 2003

---------------------------
Lacy B. Herrmann

/s/ Brian Wruble* Trustee     February 21, 2003

---------------------
Brian Wruble

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

ROCHESTER PORTFOLIO SERIES -
LIMITED TERM NEW YORK MUNICIPAL FUND

Registration Statement No. 17

EXHIBIT INDEX

Exhibit No. Description
----------- -----------

23(a)(iv)   Amendment No. 4 dated 6/10/02 to the Amended and Restated
Agreement and Declaration of Trust dated 1/26/95

23(j) Independent Auditor's Consent for KPMG LLP

23(m)(i)    Amended and Restated Service Plan and Agreement with Oppenheimer
Funds Distributor, Inc. dated 6/14/02 for Class A Shares

355_PartC-B(Feb03).doc